UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6619
                                                     ---------------------

           Nuveen Insured New York Premium Income Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: September 30
                                           ------------------

                  Date of reporting period: March 31, 2007
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                SEMIANNUAL REPORT March 31, 2007

                        Nuveen Investments
                        Municipal Closed-End Funds

     NUVEEN NEW YORK
  INVESTMENT QUALITY
MUNICIPAL FUND, INC.
                 NQN

     NUVEEN NEW YORK
      SELECT QUALITY
MUNICIPAL FUND, INC.
                 NVN

     NUVEEN NEW YORK
      QUALITY INCOME
MUNICIPAL FUND, INC.
                 NUN

      NUVEEN INSURED
    NEW YORK PREMIUM
              INCOME
MUNICIPAL FUND, INC.
                 NNF

      NUVEEN INSURED
   NEW YORK DIVIDEND
           ADVANTAGE
      MUNICIPAL FUND
                 NKO

      NUVEEN INSURED
   NEW YORK TAX-FREE
           ADVANTAGE
      MUNICIPAL FUND
                 NRK


Photo of: Woman and man at the beach.
Photo of: A child.

DEPENDABLE,
TAX-FREE INCOME BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


     Chairman's
          LETTER TO SHAREHOLDERS


     Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Dividend and Share Price Information and the Performance Overview sections of this report.

     For some time, I've used these letters to remind you that municipal bonds can be an important building block in a well balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. For more information about this important investment strategy, I encourage you to contact your personal financial advisor.

"IN ADDITION TO PROVIDING ATTRACTIVE TAX-FREE MONTHLY INCOME, A MUNICIPAL BOND INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."

     We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the internet. The inside front cover of this report contains information on how you can sign up.

     We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

     Sincerely,

     /s/ Timothy R. Schwertfeger

     Timothy R. Schwertfeger
     Chairman of the Board

     May 15, 2007

Nuveen Investments Municipal Closed-End Funds
NQN, NVN, NUN, NNF, NKO, NRK



Portfolio Manager's
        COMMENTS

Portfolio manager Cathryn Steeves reviews key investment strategies and the six-month performance of these six New York Funds. Cathryn, who joined Nuveen in 1996, assumed portfolio management responsibility for the New York Funds in July 2006.



WHAT KEY STRATEGIES WERE USED TO MANAGE THESE NEW YORK FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED MARCH 31, 2007?

During this six-month period, we saw a modest increase in short-term municipal interest rates, while longer-term rates continued to decline, resulting in further flattening of the municipal yield curve. In this environment, where the yield curve remained a dominant market factor, we continued to emphasize a disciplined approach to duration1 management and yield curve positioning. As part of this approach, our purchases for the Funds' portfolios focused mainly on attractively priced bonds with maturities of 25 years and longer. We believed that bonds in this part of the yield curve generally offered better value as well as reward opportunities more commensurate with their risk levels. To help us maintain the Funds' durations within our preferred strategic range, we also selectively sold holdings with shorter durations.

Our duration management strategies during this period also included adding small positions in inverse floating rate trusts,2 a type of derivative financial instrument, in all six of these New York Funds. The inverse floaters had the dual benefit of increasing the Funds' distributable income and bringing their durations closer to our preferred strategic target.

During this period, we saw a number of larger deals in the New York municipal market, which provided us with more bonds from which to choose. For the six months ended March 31, 2007, municipal issuance in New York totaled $19.5 billion, up 18% compared with the six-month period ended March 31, 2006. During the first three months of 2007, New York supply increased 13% over that of the first three months of 2006 to $7.4 billion, making New York the third largest state issuer in the nation behind California and Texas.

Much of this new supply was insured, and we found opportunities to add value through purchases such as an insured shopping center credit issued by Syracuse, New York, Industrial Development Agency for the Carousel Center Mall, which was added to NQN, NVN, NUN, NNF, and NKO. In addition to looking for value in the insured sector, we also continued to emphasize maintaining our weightings of lower credit quality bonds in NKO and NRK, which can invest up to 20% of their assets in uninsured investment-grade quality securities.



1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

2 A financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen funds, that index is typically The Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA.) Inverse floaters, including those inverse floating rate securities the Funds invested in during the 12 month period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in This Report sections of this shareholder report.

HOW DID THE FUNDS PERFORM?

Individual results for these Nuveen New York Funds, as well as relevant index and peer group information, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE

For periods ended 3/31/07

               CUMULATIVE                         ANNUALIZED
             -------------       -----------------------------------------------
                 6-MONTH           1-YEAR           5-YEAR            10-YEAR
--------------------------------------------------------------------------------
NQN               1.49%             5.60%            7.13%             6.62%
--------------------------------------------------------------------------------
NVN               1.36%             5.45%            7.36%             6.49%
--------------------------------------------------------------------------------
NUN               1.30%             5.37%            7.07%             6.45%
--------------------------------------------------------------------------------
NNF               1.49%             5.51%            6.70%             6.84%
--------------------------------------------------------------------------------
NKO               1.76%             5.98%            7.61%             NA
--------------------------------------------------------------------------------
NRK               1.86%             6.07%            NA                NA
--------------------------------------------------------------------------------
Lehman Brothers
NY Insured
Tax-Exempt
Bond Index3       1.85%             5.32%            5.73%             6.07%
--------------------------------------------------------------------------------
Lipper NY Insured
Municipal Debt
Funds Average4    1.88%             5.95%            6.41%             6.19%
--------------------------------------------------------------------------------

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


For the six months ended March 31, 2007, the cumulative returns on NAV for NRK performed in line with the return on the Lehman Brothers New York Insured Tax-Exempt Bond Index, while the returns for NQN, NVN, NUN, NNF and NKO trailed this index return. Similarly, the six-month returns for NRK performed in line with the average return for the Lipper New York Insured peer group, while the remaining five New York Funds underperformed the group average for this period.

Factors that influenced the Funds' returns during this period included duration, exposure to lower-rated credits in NKO and NRK, sector allocations, and the use of financial leverage.

As the yield curve continued to flatten over the course of this period, bonds with longer durations generally outperformed shorter duration bonds. Overall, our duration management strategies during this period helped to bring the Funds' durations closer in line with our preferred strategic range. Even though these Funds remained relatively underexposed to the strong-performing long end of the yield curve, they also held relatively few short bonds and a good allocation of intermediate bonds. This overall positioning was generally neutral for performance. However, NVN and NUN's heavier



3 The Lehman Brothers New York Insured Tax-Exempt Bond Index is an unleveraged, unmanaged index comprising a broad range of insured New York municipal bonds. Results for the Lehman Brothers index do not reflect any expenses.

4 The Lipper New York Insured Municipal Debt Funds average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 12; 1 year, 12; 5 years, 8; and 10 years, 6. Fund and Lipper returns assume reinvestment of dividends.

weightings of bonds with short call dates (inside five years) hampered the performance of these two Funds over this period.

NKO and NRK have the ability to invest up to 20% of their assets in uninsured investment-grade quality securities. During this period, bonds rated BBB or lower generally outperformed other credit quality sectors, largely as the result of investor demand for the higher yields typically associated with lower-rated bonds, which drove up their value. The exposure of NKO and NRK to these lower-rated credits, together with a fee reimbursement agreement, accounted for the outperformance of these two Funds relative to the other four Funds in this report.

Among the lower-rated holdings making contributions to the returns of NKO and NRK were health care (including hospitals) credits and resource recovery bonds, which ranked among the top performing revenue sectors in the national Lehman Brothers Municipal Bond Index for this period. Lower-rated bonds backed by the 1998 master tobacco settlement agreement, which comprised approximately 3% of the portfolios of these two Funds as of March 31, 2007, also performed well during this period.

Dividend and Share Price
       INFORMATION


The Funds in this report use leverage to potentially enhance opportunities for additional income for common shareholders. While the Funds' leveraging strategy continued to provide incremental income, the extent of this benefit was reduced during this period due to higher short-term interest rates, which kept the Funds' borrowing costs high. Older, higher-yielding bonds that matured or were called also had an impact on the Funds' income streams, as proceeds were reinvested into bonds currently available in the market, which generally offered lower yields. Despite these factors, dividends of NQN, NVN, NNF, NKO and NKR remained stable throughout the six-month reporting period ended March 31, 2007. NUN, had one monthly dividend reduction during this six-month period.

Due to normal portfolio activity, common shareholders of these Funds received capital gains and net ordinary income distributions at the end of December 2006, as follows:

                                               SHORT-TERM CAPITAL GAINS
             LONG-TERM CAPITAL GAINS             AND/OR ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
--------------------------------------------------------------------------------
NQN                          $0.0711                            $0.0018
--------------------------------------------------------------------------------
NVN                          $0.0322                                 --
--------------------------------------------------------------------------------
NUN                          $0.0395                            $0.0007
--------------------------------------------------------------------------------
NNF                          $0.0355                                 --
--------------------------------------------------------------------------------
NKO                          $0.0105                                 --
--------------------------------------------------------------------------------
NRK                          $0.0097                                 --
--------------------------------------------------------------------------------

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of March 31, 2007, NQN, NVN, and NNF had positive UNII balances for financial statement purposes and based on our best estimates, positive UNII balances for tax purposes. NUN, NKO, and NRK had positive UNII balances, based on our best estimates, for tax purposes and negative UNII balances for financial statement purposes.

As of March 31, 2007, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                             3/31/07                    6-MONTH AVERAGE
                    PREMIUM/DISCOUNT                           DISCOUNT
--------------------------------------------------------------------------------
NQN                           -5.27%                             -6.86%
--------------------------------------------------------------------------------
NVN                           -2.82%                             -5.32%
--------------------------------------------------------------------------------
NUN                           -4.46%                             -6.87%
--------------------------------------------------------------------------------
NNF                           -3.83%                             -6.35%
--------------------------------------------------------------------------------
NKO                           +1.71%                             -2.45%
--------------------------------------------------------------------------------
NRK                           +0.54%                             -4.04%
--------------------------------------------------------------------------------

Nuveen New York Investment Quality Municipal Fund, Inc.
NQN

Performance
     OVERVIEW As of March 31, 2007

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          89%
U.S. Guaranteed                  10%
FHA/FNMA/GNMA Guaranteed          1%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                           0.0615
May                           0.0615
Jun                           0.0585
Jul                           0.0585
Aug                           0.0585
Sep                           0.0555
Oct                           0.0555
Nov                           0.0555
Dec                           0.0555
Jan                           0.0555
Feb                           0.0555
Mar                           0.0555

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/01/06                       14.3301
                              14.44
                              14.06
                              14.07
                              14.12
                              14.13
                              14.1899
                              14.05
                              13.95
                              13.95
                              13.92
                              13.58
                              13.46
                              13.54
                              13.58
                              13.4
                              13.6
                              13.77
                              14.05
                              14.02
                              14.04
                              14.2
                              14.05
                              13.95
                              13.91
                              13.93
                              14.03
                              13.94
                              13.87
                              13.8
                              13.85
                              13.95
                              13.97
                              14.0101
                              13.98
                              14.29
                              14.19
                              13.97
                              14.02
                              14.008
                              14.1
                              14.01
                              14.06
                              14.02
                              14.06
                              14.17
                              14.06
                              14.04
                              14.26
                              14.3
                              14.36
                              14.57
                              14.5
                              14.4601
                              14.36
                              14.21
3/31/07                       14.21


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.21
------------------------------------
Common Share
Net Asset Value               $15.00
------------------------------------
Premium/(Discount) to NAV     -5.27%
------------------------------------
Market Yield                   4.69%
------------------------------------
Taxable-Equivalent Yield1      6.99%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $265,738
------------------------------------
Average Effective
Maturity on Securities (Years) 15.77
------------------------------------
Leverage-Adjusted Duration      8.42
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/20/90)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    4.53%         1.49%
------------------------------------
1-Year          4.73%         5.60%
------------------------------------
5-Year          7.46%         7.13%
------------------------------------
10-Year         5.50%         6.62%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------

Tax Obligation/Limited         31.1%
------------------------------------
Health Care                    14.6%
------------------------------------
Education and Civic
   Organizations               11.2%
------------------------------------
Transportation                 10.9%
------------------------------------
U.S. Guaranteed                10.2%
------------------------------------
Tax Obligation/General          8.8%
------------------------------------
Utilities                       5.0%
------------------------------------
Other                           8.2%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2006 of $0.0729 per share.

Nuveen New York Select Quality Municipal Fund, Inc.
NVN

Performance
     OVERVIEW As of March 31, 2007


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          85%
U.S. Guaranteed                  15%

Bar Chart:
2006-2007 Monthly Tax-Free Dividends Per Share2
Apr                           0.0625
May                           0.0625
Jun                           0.0595
Jul                           0.0595
Aug                           0.0595
Sep                           0.0595
Oct                           0.0595
Nov                           0.0595
Dec                           0.0595
Jan                           0.0595
Feb                           0.0595
Mar                           0.0595

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/01/06                       14.53
                              14.43
                              14.17
                              14.29
                              14.35
                              14.25
                              14.16
                              14.05
                              14
                              14
                              14.03
                              13.77
                              13.65
                              13.7
                              13.63
                              13.54
                              13.69
                              14.02
                              14.13
                              14.16
                              14.17
                              14.39
                              14.21
                              14.13
                              14.09
                              14.15
                              14.35
                              14.33
                              14.11
                              14.2
                              14.27
                              14.54
                              14.52
                              14.49
                              14.48
                              14.69
                              14.54
                              14.45
                              14.37
                              14.49
                              14.49
                              14.51
                              14.68
                              14.68
                              14.81
                              14.84
                              14.573
                              14.63
                              14.74
                              14.96
                              14.81
                              15
                              14.91
                              14.9305
                              14.84
                              14.84
3/31/07                       14.84


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.84
------------------------------------
Common Share
Net Asset Value               $15.27
------------------------------------
Premium/(Discount) to NAV     -2.82%
------------------------------------
Market Yield                   4.81%
------------------------------------
Taxable-Equivalent Yield1      7.17%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $357,775
------------------------------------
Average Effective
Maturity on Securities (Years) 15.94
------------------------------------
Leverage-Adjusted Duration      8.70
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/22/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    6.27%         1.36%
------------------------------------
1-Year          6.57%         5.45%
------------------------------------
5-Year          8.22%         7.36%
------------------------------------
10-Year         6.15%         6.49%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------

Tax Obligation/Limited         30.0%
------------------------------------
U.S. Guaranteed                14.7%
------------------------------------
Education and Civic
   Organizations               11.4%
------------------------------------
Health Care                    11.3%
------------------------------------
Tax Obligation/General          9.5%
------------------------------------
Transportation                  7.6%
------------------------------------
Utilities                       7.2%
------------------------------------
Other                           8.3%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2006 of $0.0322 per share.

Nuveen New York Quality Income Municipal Fund, Inc.
NUN

Performance
     OVERVIEW As of March 31, 2007


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          85%
U.S. Guaranteed                  14%
FHA/FNMA/GNMA Guaranteed          1%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                            0.063
May                            0.063
Jun                           0.0595
Jul                           0.0595
Aug                           0.0595
Sep                           0.0565
Oct                           0.0565
Nov                           0.0565
Dec                           0.0565
Jan                           0.0565
Feb                           0.0565
Mar                            0.054

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/01/06                       14.66
                              14.65
                              14.27
                              14.3
                              14.36
                              14.47
                              14.19
                              14.05
                              14.06
                              14.1
                              14.08
                              13.62
                              13.49
                              13.81
                              13.63
                              13.52
                              13.89
                              14
                              14.2
                              14.08
                              14.19
                              14.29
                              14.19
                              14.04
                              13.95
                              14.06
                              14.07
                              14.1
                              13.91
                              13.9
                              13.96
                              14.03
                              14.1
                              14
                              13.98
                              14.25
                              14.3
                              14.05
                              14.02
                              14.09
                              13.999
                              13.99
                              14.05
                              14.09
                              14.21
                              14.29
                              14.12
                              14.09
                              14.13
                              14.36
                              14.31
                              14.22
                              14.35
                              14.35
                              14.34
                              14.36
3/31/07                       14.36


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.36
------------------------------------
Common Share
Net Asset Value               $15.03
------------------------------------
Premium/(Discount) to NAV     -4.46%
------------------------------------
Market Yield                   4.51%
------------------------------------
Taxable-Equivalent Yield1      6.72%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $361,939
------------------------------------
Average Effective
Maturity on Securities (Years) 15.37
------------------------------------
Leverage-Adjusted Duration      8.88
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/20/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    4.51%         1.30%
------------------------------------
1-Year          3.74%         5.37%
------------------------------------
5-Year          7.14%         7.07%
------------------------------------
10-Year         6.07%         6.45%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         31.0%
------------------------------------
Education and Civic
   Organizations               14.3%
------------------------------------
U.S. Guaranteed                14.0%
------------------------------------
Health Care                     9.6%
------------------------------------
Tax Obligation/General          8.6%
------------------------------------
Transportation                  8.4%
------------------------------------
Utilities                       6.8%
------------------------------------
Other                           7.3%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2006 of $0.0402 per share.

Nuveen Insured New York Premium Income Municipal Fund, Inc.
NNF

Performance
     OVERVIEW As of March 31, 2007

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          90%
U.S. Guaranteed                  10%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                           0.0595
May                           0.0595
Jun                            0.057
Jul                            0.057
Aug                            0.057
Sep                            0.057
Oct                            0.057
Nov                            0.057
Dec                            0.057
Jan                            0.057
Feb                            0.057
Mar                            0.057

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/01/06                       14.26
                              14.08
                              13.81
                              14.06
                              14.23
                              14.22
                              13.82
                              13.7
                              13.94
                              14.27
                              14.11
                              13.91
                              13.82
                              14
                              13.92
                              13.82
                              13.86
                              14.27
                              14.58
                              14.75
                              14.84
                              14.6501
                              14.71
                              14.47
                              14.32
                              14.34
                              14.28
                              14.1
                              14.01
                              14.02
                              14.08
                              14.34
                              14.17
                              14.31
                              14.27
                              14.44
                              14.44
                              14.18
                              14.05
                              14.24
                              14.38
                              14.28
                              14.4
                              14.31
                              14.38
                              14.38
                              14.29
                              14.3
                              14.47
                              14.49
                              14.49
                              14.64
                              14.62
                              14.6
                              14.66
                              14.58
3/31/07                       14.58


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.58
------------------------------------
Common Share
Net Asset Value               $15.16
------------------------------------
Premium/(Discount) to NAV     -3.83%
------------------------------------
Market Yield                   4.69%
------------------------------------
Taxable-Equivalent Yield1      6.99%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $126,253
------------------------------------
Average Effective
Maturity on Securities (Years) 15.74
------------------------------------
Leverage-Adjusted Duration      8.57
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/17/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    4.97%         1.49%
------------------------------------
1-Year          7.09%         5.51%
------------------------------------
5-Year          6.77%         6.70%
------------------------------------
10-Year         7.03%         6.84%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         32.3%
------------------------------------
Education and Civic
   Organizations               15.4%
------------------------------------
Health Care                    13.7%
------------------------------------
U.S. Guaranteed                10.1%
------------------------------------
Transportation                  7.6%
------------------------------------
Tax Obligation/General          7.0%
------------------------------------
Water and Sewer                 5.9%
------------------------------------
Other                           8.0%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2006 of $0.0355 per share.

Nuveen Insured New York Dividend Advantage Municipal Fund
NKO

Performance
     OVERVIEW As of March 31, 2007

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          82%
U.S. Guaranteed                   9%
FHA/FNMA/GNMA Guaranteed          2%
AA (Uninsured)                    3%
BBB (Uninsured)                   4%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                           0.0645
May                           0.0645
Jun                           0.0615
Jul                           0.0615
Aug                           0.0615
Sep                           0.0615
Oct                           0.0615
Nov                           0.0615
Dec                           0.0615
Jan                           0.0615
Feb                           0.0615
Mar                           0.0615

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/01/06                       15.23
                              14.51
                              14.54
                              14.45
                              14.32
                              14.4
                              14.2
                              14.14
                              14.3
                              14.65
                              14.37
                              14
                              14.04
                              14.04
                              14.1285
                              14.4
                              14.3
                              14.8
                              15.14
                              14.53
                              14.47
                              14.74
                              14.53
                              14.42
                              14.3
                              14.7
                              14.85
                              14.83
                              14.45
                              14.43
                              14.45
                              14.6804
                              14.56
                              14.59
                              14.73
                              14.81
                              14.95
                              14.73
                              15.05
                              15.1
                              15.11
                              15.08
                              14.97
                              14.9
                              14.98
                              15.1
                              15.14
                              15.28
                              15.22
                              15.45
                              15.25
                              15.44
                              15.56
                              15.43
                              15.3
                              15.49
3/31/07                       15.49

FUND SNAPSHOT
------------------------------------
Common Share Price            $15.49
------------------------------------
Common Share
Net Asset Value               $15.23
------------------------------------
Premium/(Discount) to NAV      1.71%
------------------------------------
Market Yield                   4.76%
------------------------------------
Taxable-Equivalent Yield1      7.09%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $121,192
------------------------------------
Average Effective
Maturity on Securities (Years) 17.22
------------------------------------
Leverage-Adjusted Duration      8.24
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    6.97%         1.76%
------------------------------------
1-Year          7.43%         5.98%
------------------------------------
5-Year          7.06%         7.61%
------------------------------------
Since
Inception       7.17%         7.53%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         24.9%
------------------------------------
Health Care                    14.2%
------------------------------------
Education and Civic
   Organizations               13.5%
------------------------------------
Utilities                      10.7%
------------------------------------
Tax Obligation/General          9.9%
------------------------------------
U.S. Guaranteed                 9.4%
------------------------------------
Transportation                  8.0%
------------------------------------
Other                           9.4%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2006 of $0.0105 per share.

Nuveen Insured New York Tax-Free Advantage Municipal Fund
NRK

Performance
     OVERVIEW As of March 31, 2007


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          65%
U.S. Guaranteed                  18%
FHA/FNMA/GNMA Guaranteed          2%
AA (Uninsured)                   10%
A (Uninsured)                     1%
BBB (Uninsured)                   4%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                           0.0585
May                           0.0585
Jun                           0.0545
Jul                           0.0545
Aug                           0.0545
Sep                           0.0545
Oct                           0.0545
Nov                           0.0545
Dec                           0.0545
Jan                           0.0545
Feb                           0.0545
Mar                           0.0545

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/01/06                       14.04
                              13.58
                              13.94
                              13.38
                              13.79
                              13.6
                              13.64
                              13.33
                              13.35
                              13.72
                              13.41
                              13.69
                              13.23
                              13.31
                              13.17
                              13.32
                              13.4
                              13.48
                              13.9
                              13.77
                              14
                              14.04
                              13.9
                              13.88
                              13.67
                              13.9
                              14.11
                              13.98
                              13.8
                              14.19
                              14.1307
                              14.11
                              14.07
                              13.99
                              13.96
                              14.17
                              14.52
                              14.18
                              14.25
                              14.3
                              14.16
                              14.04
                              14.1
                              14.15
                              14.3901
                              14.75
                              14.7375
                              14.65
                              14.71
                              14.75
                              14.83
                              14.85
                              14.87
                              14.9
                              14.91
                              14.94
3/31/07                       14.94


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.94
------------------------------------
Common Share
Net Asset Value               $14.86
------------------------------------
Premium/(Discount) to NAV      0.54%
------------------------------------
Market Yield                   4.38%
------------------------------------
Taxable-Equivalent Yield1      6.53%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $52,217
------------------------------------
Average Effective
Maturity on Securities (Years) 14.68
------------------------------------
Leverage-Adjusted Duration      7.90
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/21/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    8.60%         1.86%
------------------------------------
1-Year         11.92%         6.07%
------------------------------------
Since
Inception       5.50%         6.23%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         27.1%
------------------------------------
U.S. Guaranteed                17.5%
------------------------------------
Education and Civic
   Organizations               16.9%
------------------------------------
Health Care                    14.8%
------------------------------------
Utilities                       8.3%
------------------------------------
Transportation                  5.3%
------------------------------------
Other                          10.1%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2006 of $0.0097 per share.

Shareholder
       MEETING REPORT

The shareholder meeting was held at the offices of Nuveen Investments on April 4, 2007.

                                                   NQN                               NVN                             NUN
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

                                         Common and                        Common and                      Common and
                                      MuniPreferred     MuniPreferred   MuniPreferred    MuniPreferred  MuniPreferred  MuniPreferred
                                      shares voting     shares voting   shares voting    shares voting  shares voting  shares voting
                                           together          together        together         together       together       together
                                         as a class        as a class      as a class       as a class     as a class     as a class
====================================================================================================================================
Robert P. Bremner
   For                                   15,566,506                --      20,886,584               --     21,675,855             --
   Withhold                                 191,456                --         227,325               --        395,819             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 15,757,962                --      21,113,909               --     22,071,674             --
====================================================================================================================================
Lawrence H. Brown
   For                                   15,560,241                --      20,883,598               --     21,680,127             --
   Withhold                                 197,721                --         230,311               --        391,547             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 15,757,962                --      21,113,909               --     22,071,674             --
====================================================================================================================================
Jack B. Evans
   For                                   15,566,850                --      20,885,683               --     21,687,751             --
   Withhold                                 191,112                --         228,226               --        383,923             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 15,757,962                --      21,113,909               --     22,071,674             --
====================================================================================================================================
William C. Hunter
   For                                   15,568,837                --      20,888,384               --     21,686,611             --
   Withhold                                 189,125                --         225,525               --        385,063             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 15,757,962                --      21,113,909               --     22,071,674             --
====================================================================================================================================
David J. Kundert
   For                                   15,568,537                --      20,884,434               --     21,685,917             --
   Withhold                                 189,425                --         229,475               --        385,757             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 15,757,962                --      21,113,909               --     22,071,674             --
====================================================================================================================================
William J. Schneider
   For                                           --             5,579              --            7,366             --          7,690
   Withhold                                      --                38              --               18             --             43
------------------------------------------------------------------------------------------------------------------------------------
   Total                                         --             5,617              --            7,384             --          7,733
====================================================================================================================================
Timothy R. Schwertfeger
   For                                           --             5,579              --            7,366             --          7,690
   Withhold                                      --                38              --               18             --             43
------------------------------------------------------------------------------------------------------------------------------------
   Total                                         --             5,617              --            7,384             --          7,733
====================================================================================================================================
Judith M. Stockdale
   For                                   15,567,721                --      20,886,859               --     21,675,967             --
   Withhold                                 190,241                --         227,050               --        395,707             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 15,757,962                --      21,113,909               --     22,071,674             --
====================================================================================================================================
Carole E. Stone
   For                                   15,570,108                --      20,882,984               --     21,690,559             --
   Withhold                                 187,854                --         230,925               --        381,115             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 15,757,962                --      21,113,909               --     22,071,674             --
====================================================================================================================================
Eugene S. Sunshine
   For                                   15,568,537                --      20,881,115               --     21,690,569             --
   Withhold                                 189,425                --         232,794               --        381,105             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                 15,757,962                --      21,113,909               --     22,071,674             --
====================================================================================================================================

                        Shareholder
                               MEETING REPORT (continued)

                                                   NNF                               NKO                             NRK
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

                                         Common and                        Common and                      Common and
                                      MuniPreferred     MuniPreferred   MuniPreferred    MuniPreferred  MuniPreferred  MuniPreferred
                                      shares voting     shares voting   shares voting    shares voting  shares voting  shares voting
                                           together          together        together         together       together       together
                                         as a class        as a class      as a class       as a class     as a class     as a class
====================================================================================================================================
Robert P. Bremner
   For                                    7,570,152                --       7,487,651               --      3,361,635             --
   Withhold                                  69,286                --          83,743               --         34,612             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                  7,639,438                --       7,571,394               --      3,396,247             --
====================================================================================================================================
Lawrence H. Brown
   For                                    7,569,152                --       7,483,348               --      3,361,635             --
   Withhold                                  70,286                --          88,046               --         34,612             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                  7,639,438                --       7,571,394               --      3,396,247             --
====================================================================================================================================
Jack B. Evans
   For                                    7,576,077                --       7,489,221               --      3,361,472             --
   Withhold                                  63,361                --          82,173               --         34,775             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                  7,639,438                --       7,571,394               --      3,396,247             --
====================================================================================================================================
William C. Hunter
   For                                    7,576,077                --       7,487,649               --      3,362,635             --
   Withhold                                  63,361                --          83,745               --         33,612             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                  7,639,438                --       7,571,394               --      3,396,247             --
====================================================================================================================================
David J. Kundert
   For                                    7,570,577                --       7,487,649               --      3,362,635             --
   Withhold                                  68,861                --          83,745               --         33,612             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                  7,639,438                --       7,571,394               --      3,396,247             --
====================================================================================================================================
William J. Schneider
   For                                           --             2,581              --            2,431             --          1,080
   Withhold                                      --                 2              --                1             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                         --             2,583              --            2,432             --          1,080
====================================================================================================================================
Timothy R. Schwertfeger
   For                                           --             2,581              --            2,431             --          1,080
   Withhold                                      --                 2              --                1             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                         --             2,583              --            2,432             --          1,080
====================================================================================================================================
Judith M. Stockdale
   For                                    7,575,877                --       7,487,651               --      3,361,635             --
   Withhold                                  63,561                --          83,743               --         34,612             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                  7,639,438                --       7,571,394               --      3,396,247             --
====================================================================================================================================
Carole E. Stone
   For                                    7,564,845                --       7,487,649               --      3,362,635             --
   Withhold                                  74,593                --          83,745               --         33,612             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                  7,639,438                --       7,571,394               --      3,396,247             --
====================================================================================================================================
Eugene S. Sunshine
   For                                    7,569,387                --       7,487,651               --      3,361,232             --
   Withhold                                  70,051                --          83,743               --         35,015             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                  7,639,438                --       7,571,394               --      3,396,247             --
====================================================================================================================================

                        Nuveen New York Investment Quality Municipal Fund, Inc. (NQN)
                        Portfolio of
                                INVESTMENTS March 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 17.6% (11.2% OF TOTAL INVESTMENTS)

$       3,500   Dormitory Authority of the State of New York, Insured Revenue         7/09 at 101.00         AAA     $    3,624,110
                 Bonds, Culinary Institute of America, Series 1999,
                 5.000%, 7/01/22 - MBIA Insured

        6,500   Dormitory Authority of the State of New York, Insured Revenue         7/08 at 101.00         AAA          6,672,705
                 Bonds, New York Medical College, Series 1998, 5.000%, 7/01/21 -
                 MBIA Insured

        2,000   Dormitory Authority of the State of New York, Insured                 7/11 at 100.00         AAA          2,100,940
                 Revenue Bonds, Yeshiva University, Series 2001,
                 5.000%, 7/01/18 - AMBAC Insured

        3,000   Dormitory Authority of the State of New York, Lease Revenue             No Opt. Call         AAA          3,242,490
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

        1,150   Dormitory Authority of the State of New York, Revenue Bonds,          7/15 at 100.00         Aaa          1,219,713
                 Canisius College, Series 2005, 5.000%, 7/01/21 - MBIA Insured

        1,765   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          2,014,077
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Rochester Institute of Technology, Series 2006A:
          575    5.250%, 7/01/20 - AMBAC Insured                                        No Opt. Call         Aaa            647,393
          460    5.250%, 7/01/21 - AMBAC Insured                                        No Opt. Call         Aaa            520,099

        4,500   Dormitory Authority of the State of New York, State and               7/15 at 100.00         AAA          4,830,390
                 Local Appropriation Lease Bonds, Upstate Community Colleges,
                 Series 2005A, 5.000%, 7/01/19 - FGIC Insured

                New York City Industrial Development Authority, New York, PILOT
                Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
        2,625    5.000%, 1/01/36 - AMBAC Insured                                      1/17 at 100.00         AAA          2,786,070
        9,865    5.000%, 1/01/39 - AMBAC Insured (UB)                                 1/17 at 100.00         AAA         10,454,138

                New York City Industrial Development Authority, New York, PILOT
                Revenue Bonds, Yankee Stadium Project, Series 2006:
          890    5.000%, 3/01/31 - FGIC Insured                                       9/16 at 100.00         AAA            944,530
        1,125    5.000%, 3/01/36 - MBIA Insured                                       9/16 at 100.00         AAA          1,192,140
        6,255    5.000%, 3/01/36 - MBIA Insured (UB)                                  9/16 at 100.00         AAA          6,628,298

------------------------------------------------------------------------------------------------------------------------------------
       44,210   Total Education and Civic Organizations                                                                  46,877,093
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 23.0% (14.6% OF TOTAL INVESTMENTS)

          675   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            710,168
                 Mortgage Hospital Revenue Bonds, Hospital for Special
                 Surgery, Series 2005, 5.000%, 8/15/33 - MBIA Insured

                Dormitory Authority of the State of New York, FHA-Insured
                Mortgage Hospital Revenue Bonds, Montefiore Medical Center,
                Series 1999:
          760    5.250%, 8/01/19 - AMBAC Insured                                      8/09 at 101.00         AAA            791,768
        4,000    5.500%, 8/01/38 - AMBAC Insured                                      8/09 at 101.00         AAA          4,181,560

        7,080   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 101.00         AAA          7,164,748
                 Mortgage Hospital Revenue Bonds, New York and Presbyterian
                 Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured

        2,575   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          2,712,067
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        3,535   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          3,737,697
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/22 - FGIC Insured

        1,500   Dormitory Authority of the State of New York, Hospital Revenue        7/09 at 101.00         AAA          1,571,565
                 Bonds, Catholic Health Services of Long Island Obligated
                 Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 -
                 MBIA Insured


                                       17

                        Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       8,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00         AAA     $    8,374,558
                 Catholic Health Services of Long Island Obligated Group -
                 St. Charles Hospital and Rehabilitation Center, Series 1999A,
                 5.500%, 7/01/22 - MBIA Insured

        6,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00         AAA          6,409,080
                 Memorial Sloan-Kettering Cancer Center, Series 2003-1,
                 5.000%, 7/01/21 - MBIA Insured

        2,050   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          2,228,945
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

        3,280   Dormitory Authority of the State of New York, Revenue Bonds,         11/08 at 101.00         AAA          3,372,365
                 North Shore Health System Obligated Group, Series 1998,
                 5.000%, 11/01/23 - MBIA Insured

        8,525   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA          9,040,334
                 Winthrop South Nassau University Health System Obligated
                 Group, Series 2001B, 5.250%, 7/01/26 - AMBAC Insured

        3,135   Dormitory Authority of the State of New York, Secured Hospital        2/08 at 101.50         AAA          3,213,250
                 Insured Revenue Bonds, Southside Hospital, Series 1998,
                 5.000%, 2/15/25 - MBIA Insured

        2,000   New York City Health and Hospitals Corporation, New York,             2/09 at 101.00         AAA          2,065,880
                 Health System Revenue Bonds, Series 1999A, 5.125%, 2/15/14 -
                 AMBAC Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        3,150    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          3,372,926
        2,100    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          2,248,617

------------------------------------------------------------------------------------------------------------------------------------
       58,365   Total Health Care                                                                                        61,195,528
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 5.0% (3.2% OF TOTAL INVESTMENTS)

                New York City Housing Development Corporation, New York, Capital
                Fund Program Revenue Bonds, Series 2005A:
        1,230    5.000%, 7/01/14 - FGIC Insured                                         No Opt. Call         AAA          1,325,559
        1,230    5.000%, 7/01/16 - FGIC Insured                                       7/15 at 100.00         AAA          1,325,965
        5,740    7/01/25 - FGIC Insured                                               7/15 at 100.00         AAA          6,096,167

          420   New York City, New York, Multifamily Housing Revenue Bonds,           1/17 at 100.00         AAA            418,253
                 Seaview Towers, Series 2006A, 4.750%, 7/15/39 - AMBAC
                 Insured (Alternative Minimum Tax)

           35   New York State Housing Finance Agency, FHA-Insured                    8/07 at 100.00         AAA             35,055
                 Multifamily Housing Mortgage Revenue Bonds, Series 1994B,
                 6.250%, 8/15/14 - AMBAC Insured

                New York State Housing Finance Agency, Mortgage Revenue
                Refunding Bonds, Housing Project, Series 1996A:
        1,505    6.100%, 11/01/15 - FSA Insured                                       5/07 at 101.00         AAA          1,537,884
        2,565    6.125%, 11/01/20 - FSA Insured                                       5/07 at 101.00         AAA          2,621,020

------------------------------------------------------------------------------------------------------------------------------------
       12,725   Total Housing/Multifamily                                                                                13,359,903
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.1% (0.7% OF TOTAL INVESTMENTS)

        2,770   Syracuse Industrial Development Authority, New York, PILOT            1/17 at 100.00         AAA          2,889,304
                 Mortgage Revenue Bonds, Carousel Center Project,
                 Series 2007A, 5.000%, 1/01/36 - XLCA Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.6% (1.0% OF TOTAL INVESTMENTS)

        3,000   Castle Rest Residential Healthcare Facility, Syracuse,                8/07 at 102.00         AAA          3,064,650
                 New York, FHA-Insured Mortgage Revenue Bonds,
                 Series 1997A, 5.750%, 8/01/37

        1,185   East Rochester Housing Authority, New York, FHA-Insured               8/07 at 102.00         AAA          1,216,094
                 Mortgage Revenue Bonds, St. John's Meadows Project,
                 Series 1997A, 5.750%, 8/01/37 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,185   Total Long-Term Care                                                                                      4,280,744
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 14.0% (8.8% OF TOTAL INVESTMENTS)

        3,000   Dormitory Authority of the State of New York, School Districts       10/15 at 100.00         AAA          3,173,430
                 Revenue Bond Financing Program, Peekskill City School
                 District, Series 2005D, 5.000%, 10/01/33 - MBIA Insured

        1,200   Erie County, New York, General Obligation Bonds,                      3/13 at 100.00         Aaa          1,295,964
                 Series 2003A, 5.250%, 3/15/16 - FGIC Insured

          635   Erie County, New York, General Obligation Bonds,                        No Opt. Call         Aaa            687,724
                 Series 2004B, 5.250%, 4/01/13 - MBIA Insured


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       2,000   Hempstead Town, New York, General Obligation Bonds,                   1/11 at 101.00         Aaa     $    2,129,680
                 Series 2001A, 5.250%, 1/15/14 - MBIA Insured

                Hudson Yards Infrastructure Corporation, New York, Revenue
                Bonds, Series 2006A:
        5,030    4.500%, 2/15/47 - MBIA Insured (UB)                                  2/17 at 100.00         AAA          4,973,614
        1,210    5.000%, 2/15/47 - FGIC Insured (UB)                                  2/17 at 100.00         AAA          1,281,414

        1,000   Monroe County, New York, General Obligation Public                    3/12 at 100.00         AAA          1,058,870
                 Improvement Bonds, Series 2002, 5.000%, 3/01/16 -
                 FGIC Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        3,000    5.000%, 11/01/19 - FSA Insured                                      11/14 at 100.00         AAA          3,208,710
        2,300    5.000%, 11/01/20 - FSA Insured                                      11/14 at 100.00         AAA          2,455,181

        2,300   New York City, New York, General Obligation Bonds, Fiscal             3/15 at 100.00         AAA          2,461,023
                 Series 2005J, 5.000%, 3/01/19 - FGIC Insured

                Oneida County, New York, General Obligation Public Improvement
                Bonds, Series 2000:
          500    5.375%, 4/15/18 - MBIA Insured                                       4/09 at 102.00         AAA            527,170
          500    5.375%, 4/15/19 - MBIA Insured                                       4/09 at 102.00         AAA            527,170

                Pavilion Central School District, Genesee County, New York,
                General Obligation Bonds, Series 2005:
        1,650    5.000%, 6/15/16 - FSA Insured                                        6/15 at 100.00         AAA          1,786,719
        1,815    5.000%, 6/15/18 - FSA Insured                                        6/15 at 100.00         AAA          1,953,975

        1,145   Three Village Central School District, Brookhaven and                   No Opt. Call         Aaa          1,256,466
                 Smithtown, Suffolk County, New York, General Obligation
                 Bonds, Series 2005, 5.000%, 6/01/18 - FGIC Insured

        1,620   West Islip Union Free School District, Suffolk County,               10/15 at 100.00         Aaa          1,757,668
                 New York, General Obligation Bonds, Series 2005,
                5.000%, 10/01/16 - FSA Insured

        6,110   Yonkers, New York, General Obligation Bonds, Series 2005A,            8/15 at 100.00         AAA          6,589,941
                 5.000%, 8/01/16 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       35,015   Total Tax Obligation/General                                                                             37,124,719
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 49.3% (31.1% OF TOTAL INVESTMENTS)

        1,275   Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue       9/15 at 100.00         AAA          1,360,170
                 State Aid Secured Bonds, Series 2005A, 5.000%, 9/01/20 -
                 MBIA Insured

        2,250   Dormitory Authority of the State of New York, 853 Schools             7/08 at 101.00         AAA          2,309,783
                 Program Insured Revenue Bonds, St. Anne Institute, Issue 2,
                 Series 1998E, 5.000%, 7/01/18 - AMBAC Insured

                Dormitory Authority of the State of New York, Department of
                Health Revenue Bonds, Series 2005A:
        1,575    5.250%, 7/01/24 - CIFG Insured                                       7/15 at 100.00         AAA          1,706,938
          500    5.000%, 7/01/25 - CIFG Insured                                       7/15 at 100.00         AAA            527,800

           75   Dormitory Authority of the State of New York, Improvement             2/08 at 100.00         AAA             75,839
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1996B, 5.375%, 2/15/26 - MBIA Insured

           40   Dormitory Authority of the State of New York, Improvement             8/07 at 102.00         AAA             40,868
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1997A, 5.750%, 8/15/22 - MBIA Insured

           75   Dormitory Authority of the State of New York, Improvement               No Opt. Call         AAA             79,956
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 2000D, 5.875%, 2/15/16 - FSA Insured

          100   Dormitory Authority of the State of New York, Improvement             8/11 at 100.00         AAA            107,100
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 2001B, 5.500%, 8/15/19 - MBIA Insured

        1,340   Dormitory Authority of the State of New York, Insured Revenue         7/09 at 101.00         AAA          1,414,236
                 Bonds, 853 Schools Program - Anderson School, Series 1999E,
                 Issue 2, 5.750%, 7/01/19 - AMBAC Insured

        2,000   Dormitory Authority of the State of New York, Insured Revenue         7/09 at 101.00         AAA          2,110,800
                 Bonds, Special Act School District Program, Series 1999,
                 5.750%, 7/01/19 - MBIA Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue           8/11 at 100.00         AAA          1,058,720
                 Bonds, Nassau County Board of Cooperative Educational
                 Services, Series 2001A, 5.250%, 8/15/21 - FSA Insured

        1,500   Dormitory Authority of the State of New York, Lease Revenue           8/14 at 100.00         AAA          1,577,790
                 Bonds, Wayne-Finger Lakes Board of Cooperative Education
                 Services, Series 2004, 5.000%, 8/15/23 - FSA Insured


                                       19

                        Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,410   Dormitory Authority of the State of New York, Revenue Bonds,          7/14 at 100.00         AAA     $    2,572,796
                 Department of Health, Series 2004-2, 5.000%, 7/01/20 -
                 FGIC Insured

        1,270   Dormitory Authority of the State of New York, Revenue Bonds,          2/15 at 100.00         AAA          1,337,907
                 Mental Health Services Facilities Improvements, Series 2005B,
                 5.000%, 2/15/30 - AMBAC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Mental Health Services Facilities Improvements, Series 2005D-1:
        2,120    5.000%, 2/15/15 - FGIC Insured                                         No Opt. Call         AAA          2,292,102
        1,200    5.000%, 8/15/23 - FGIC Insured                                       2/15 at 100.00         AAA          1,270,764

        4,600   Dormitory Authority of the State of New York, Revenue Bonds,         10/12 at 100.00         AAA          4,937,824
                 School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

          375   Dormitory Authority of the State of New York, State Personal          3/15 at 100.00         AAA            400,811
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

                Erie County Industrial Development Agency, New York, School
                Facility Revenue Bonds, Buffalo City School District, Series 2003:
        1,000    5.750%, 5/01/20 - FSA Insured                                        5/12 at 100.00         AAA          1,093,970
        1,200    5.750%, 5/01/22 - FSA Insured                                        5/12 at 100.00         AAA          1,310,148

        1,290   Erie County Industrial Development Agency, New York, School           5/14 at 100.00         AAA          1,443,239
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

        6,000   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          6,414,660
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 - FSA Insured

        3,760   Metropolitan Transportation Authority, New York, Dedicated           11/16 at 100.00         AAA          4,003,610
                 Tax Fund Bonds, Series 2006, 5.000%, 11/15/31 - MBIA Insured

        2,760   Metropolitan Transportation Authority, New York, State Service        7/12 at 100.00         AAA          2,994,352
                 Contract Bonds, Series 2002B, 5.500%, 7/01/18 - MBIA Insured

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        4,500    5.750%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          5,236,515
        1,250    5.500%, 1/01/19 - MBIA Insured                                       7/12 at 100.00         AAA          1,356,138
        2,000    5.500%, 1/01/20 - MBIA Insured                                       7/12 at 100.00         AAA          2,167,820
        2,000    5.000%, 7/01/25 - FGIC Insured                                       7/12 at 100.00         AAA          2,107,360
        4,095    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          4,258,472

        4,820   Nassau County Interim Finance Authority, New York, Sales                No Opt. Call         AAA          5,254,619
                 and Use Tax Revenue Bonds, Series 2004H, 5.250%, 11/15/13 -
                 AMBAC Insured

                Nassau County Interim Finance Authority, New York, Sales
                Tax Secured Revenue Bonds, Series 2003A:
        2,115    5.000%, 11/15/18 - AMBAC Insured                                    11/13 at 100.00         AAA          2,266,815
        1,305    4.750%, 11/15/21 - AMBAC Insured                                    11/13 at 100.00         AAA          1,356,404
        1,305    4.750%, 11/15/22 - AMBAC Insured                                    11/13 at 100.00         AAA          1,353,337

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        1,500    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA          1,593,285
        2,200    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          2,335,344
        1,600    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA          1,697,376
        5,370    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          5,686,078
        1,500    5.000%, 10/15/32 - AMBAC Insured                                    10/14 at 100.00         AAA          1,586,295

        1,955   New York City Transitional Finance Authority, New York,               1/17 at 100.00         AAA          2,106,239
                 Building Aid Revenue Bonds, Fiscal Series 2007S-2,
                 5.000%, 1/15/21 - FGIC Insured

        1,435   New York City Transitional Finance Authority, New York,               8/12 at 100.00         AAA          1,542,094
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/20 - AMBAC Insured

        1,660   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          1,780,350
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.250%, 2/01/22 - MBIA Insured

        2,000   New York City Transitional Finance Authority, New York,               2/14 at 100.00         AAA          2,129,560
                 Future Tax Secured Bonds, Fiscal Series 2004C,
                 5.000%, 2/01/19 - XLCA Insured

        3,910   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AAA          4,126,106
                 Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                New York Convention Center Development Corporation, Hotel
                Unit Fee Revenue Bonds, Series 2005:
$       2,100    5.000%, 11/15/30 - AMBAC Insured                                    11/15 at 100.00         AAA     $    2,221,191
        5,200    5.000%, 11/15/44 - AMBAC Insured                                    11/15 at 100.00         AAA          5,464,316

        3,000   New York State Local Government Assistance Corporation,                 No Opt. Call         AAA          3,292,590
                 Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured

        1,750   New York State Local Government Assistance Corporation,               4/08 at 101.00         AAA          1,787,188
                 Revenue Bonds, Series 1997B, 4.875%, 4/01/20 - MBIA Insured

        7,350   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          8,471,461
                 Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured

        1,750   New York State Thruway Authority, State Personal Income               9/14 at 100.00         AAA          1,852,025
                 Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 -
                 AMBAC Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        6,300    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          6,770,988
        1,000    5.250%, 6/01/21 - AMBAC Insured                                      6/13 at 100.00         AAA          1,073,050
        4,500    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          4,821,120

        1,000   Niagara Falls City School District, Niagara County, New York,         6/15 at 100.00         AAA          1,052,510
                 Certificates of Participation, High School Facility, Series 2005,
                 5.000%, 6/15/28 - FSA Insured

        1,435   Suffolk County Industrial Development Agency, New York,              10/10 at 102.00         Aaa          1,570,981
                 Revenue Bonds, Hampton Bays Public Library, Series 1999A,
                 6.000%, 10/01/19 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
      121,620   Total Tax Obligation/Limited                                                                            130,759,810
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 17.5% (10.9% OF TOTAL INVESTMENTS)

        2,000   Metropolitan Transportation Authority, New York, Transportation      11/12 at 100.00         AAA          2,180,680
                 Revenue Refunding Bonds, Series 2002A, 5.500%, 11/15/19 -
                 AMBAC Insured

        3,390   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA          3,575,704
                 Series 2005F, 5.000%, 1/01/30 - AMBAC  Insured

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005G:
        1,500    5.000%, 1/01/30 - FSA Insured                                        7/15 at 100.00         AAA          1,588,770
        4,700    5.000%, 1/01/32 - FSA Insured                                        7/15 at 100.00         AAA          4,971,425

        2,300   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA          2,396,416
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Consolidated
                Revenue Bonds, One Hundred Fortieth Series 2005:
        2,080    5.000%, 12/01/19 - FSA Insured                                       6/15 at 101.00         AAA          2,243,197
        2,625    5.000%, 12/01/28 - XLCA Insured                                      6/15 at 101.00         AAA          2,794,050
        1,475    5.000%, 12/01/31 - XLCA Insured                                      6/15 at 101.00         AAA          1,564,724

        5,025   Port Authority of New York and New Jersey, Special Project           12/07 at 100.00         AAA          5,087,009
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 5.750%, 12/01/25 - MBIA Insured (Alternative Minimum Tax)

                Puerto Rico Ports Authority, Revenue Bonds, Series 1991D:
        4,815    7.000%, 7/01/14 - FGIC Insured (Alternative Minimum Tax)             7/07 at 100.00         AAA          4,826,075
       11,500    6.000%, 7/01/21 - FGIC Insured (Alternative Minimum Tax)             7/07 at 100.00         AAA         11,516,903

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue
                Refunding Bonds, Series 2002E:
          780    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA            903,279
        2,300    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA          2,472,201

------------------------------------------------------------------------------------------------------------------------------------
       44,490   Total Transportation                                                                                     46,120,433
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 15.9% (10.2% OF TOTAL INVESTMENTS) (4)

        3,655   Buffalo Municipal Water Finance Authority, New York, Water            7/09 at 101.00         AAA          3,880,367
                 System Revenue Bonds, Series 1999, 6.000%, 7/01/29
                 (Pre-refunded 7/01/09) - FSA Insured

        1,200   Dormitory Authority of the State of New York, Insured Revenue         7/09 at 101.00         AAA          1,279,620
                 Bonds, Cooper Union, Series 1999, 6.250%, 7/01/29
                 (Pre-refunded 7/01/09) - MBIA Insured


                                       21

                        Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       3,000   Dormitory Authority of the State of New York, Insured Revenue         7/09 at 101.00         AAA     $    3,168,870
                 Bonds, New Island Hospital, Series 1999A, 5.750%, 7/01/19
                 (Pre-refunded 7/01/09) - AMBAC Insured

          965   Dormitory Authority of the State of New York, Judicial Facilities       No Opt. Call         AAA          1,126,001
                 Lease Revenue Bonds, Suffolk County Issue, Series 1986,
                 7.375%, 7/01/16 - BIGI Insured (ETM)

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00         AAA          1,071,970
                 State Personal Income Tax, Series 2003A, 5.000%, 3/15/32
                 (Pre-refunded 3/15/13) - FGIC Insured

          700   Jericho Union Free School District, Nassau County, New York,          8/09 at 101.00         Aaa            738,549
                 General Obligation Bonds, Series 2000, 5.600%, 8/01/18
                 (Pre-refunded 8/01/09) - MBIA Insured

        3,405   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA          3,497,037
                 General Revenue Bonds, Series 1998A, 5.125%, 12/01/22
                 (Pre-refunded 6/01/08) - FSA Insured

        2,500   Long Island Power Authority, New York, Electric System                9/11 at 100.00         AAA          2,667,600
                 General Revenue Bonds, Series 2001A, 5.250%, 9/01/28
                 (Pre-refunded 9/01/11) - FSA Insured

        2,210   Metropolitan Transportation Authority, New York, Commuter             7/07 at 102.00         AAA          2,261,957
                 Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 -
                 AMBAC Insured (ETM)

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 1998A:
        5,090    5.000%, 4/01/23 (Pre-refunded 10/01/15) - FGIC Insured              10/15 at 100.00         AAA          5,553,445
        7,600    4.750%, 4/01/28 (Pre-refunded 10/01/15) - FGIC Insured              10/15 at 100.00         AAA          8,154,646

        1,000   Metropolitan Transportation Authority, New York, Dedicated           10/14 at 100.00         AAA          1,085,170
                 Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29
                 (Pre-refunded 10/01/14) - FSA Insured

        2,000   New York City Municipal Water Finance Authority, New York,            6/11 at 100.00         AAA          2,127,280
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2002A, 5.250%, 6/15/33 (Pre-refunded 6/15/11) -
                 FGIC Insured

          565   New York City Transitional Finance Authority, New York,               8/12 at 100.00         Aaa            609,437
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/20 (Pre-refunded 8/01/12) - AMBAC Insured

        5,030   New York City Trust for Cultural Resources, New York,                 7/09 at 101.00         AAA          5,309,769
                 Revenue Bonds, American Museum of Natural History,
                 Series 1999A, 5.750%, 7/01/29 (Pre-refunded 7/01/09) -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       39,920   Total U.S. Guaranteed                                                                                    42,531,718
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 7.9% (5.0% OF TOTAL INVESTMENTS)

        2,500   Long Island Power Authority, New York, Electric System                9/11 at 100.00         AAA          2,602,650
                 General Revenue Bonds, Series 2001A, 5.000%, 9/01/27 -
                 FSA Insured

        2,620   Long Island Power Authority, New York, Electric System                9/13 at 100.00         AAA          2,805,234
                 General Revenue Bonds, Series 2003C, 5.000%, 9/01/16 -
                 CIFG Insured

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2006A:
        4,540    5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00         AAA          4,840,503
        6,160    5.000%, 12/01/25 - FGIC Insured                                      6/16 at 100.00         AAA          6,557,998

        2,000   New York State Energy Research and Development Authority,             9/08 at 102.00         AAA          2,092,880
                 Pollution Control Revenue Bonds, Rochester Gas and Electric
                 Corporation, Series 1998A, 5.950%, 9/01/33 - MBIA Insured
                 (Alternative Minimum Tax)

                Power Authority of the State of New York, General Revenue
                Bonds, Series 2006A:
        1,140    5.000%, 11/15/18 - FGIC Insured                                     11/15 at 100.00         AAA          1,230,356
          760    5.000%, 11/15/19 - FGIC Insured                                     11/15 at 100.00         AAA            817,122

------------------------------------------------------------------------------------------------------------------------------------
       19,720   Total Utilities                                                                                          20,946,743
------------------------------------------------------------------------------------------------------------------------------------

                                       22

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 5.1% (3.3% OF TOTAL INVESTMENTS)

$       1,660   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA     $    1,791,771
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        1,000   New York City Municipal Water Finance Authority, New York,            6/14 at 100.00         AAA          1,049,570
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2004C, 5.000%, 6/15/35 - AMBAC Insured

        5,030   New York City Municipal Water Finance Authority, New York,            6/15 at 100.00         AAA          5,333,510
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2005C, 5.000%, 6/15/27 - MBIA Insured

        5,200   Suffolk County Water Authority, New York, Waterworks                  6/15 at 100.00         AAA          5,508,880
                 Revenue Bonds, Series 2005C, 5.000%, 6/01/28 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       12,890   Total Water and Sewer                                                                                    13,683,731
------------------------------------------------------------------------------------------------------------------------------------
$     395,910   Total Investments (cost $404,065,129) - 158.0%                                                          419,769,726
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (5.6)%                                                                      (14,900,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      4,868,571
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (54.2)%                                                      (144,000,000)
                -------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  265,738,297
                ====================================================================================================================

                    All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

             (ETM)  Escrowed to maturity.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen New York Select Quality Municipal Fund, Inc. (NVN)
                        Portfolio of
                                INVESTMENTS March 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 17.9% (11.4% OF TOTAL INVESTMENTS)

$         500   Amherst Industrial Development Agency, New York, Revenue              8/10 at 102.00         AAA     $      539,835
                 Bonds, UBF Faculty/Student Housing Corporation, University
                 of Buffalo Lakeside Cottage Project, Series 2000B,
                 5.625%, 8/01/20 - AMBAC Insured

                Amherst Industrial Development Agency, New York, Revenue Bonds,
                UBF Faculty/Student Housing Corporation, University of Buffalo
                Project, Series 2000A:
        1,315    5.625%, 8/01/20 - AMBAC Insured                                      8/10 at 102.00         AAA          1,419,766
          610    5.750%, 8/01/25 - AMBAC Insured                                      8/10 at 102.00         AAA            659,068

        2,500   Dormitory Authority of the State of New York, General Revenue           No Opt. Call         AAA          2,985,250
                 Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 -
                 AMBAC Insured

        1,015   Dormitory Authority of the State of New York, Insured Revenue         7/07 at 100.00         AAA          1,017,883
                 Bonds, Fordham University, Series 1990, 7.200%, 7/01/15 -
                 AMBAC Insured

          695   Dormitory Authority of the State of New York, Insured Revenue         7/12 at 100.00         AAA            736,881
                 Bonds, Fordham University, Series 2002, 5.000%, 7/01/18 -
                 FGIC Insured

        4,340   Dormitory Authority of the State of New York, Insured Revenue         7/08 at 101.00         Aaa          4,455,314
                 Bonds, Ithaca College, Series 1998, 5.000%, 7/01/21 -
                 AMBAC Insured

                Dormitory Authority of the State of New York, Insured Revenue
                Bonds, New York University, Series 2001-2:
        1,350    5.500%, 7/01/18 - AMBAC Insured                                      7/11 at 100.00         AAA          1,446,647
          800    5.500%, 7/01/20 - AMBAC Insured                                      7/11 at 100.00         AAA            857,272
          600    5.500%, 7/01/21 - AMBAC Insured                                      7/11 at 100.00         AAA            642,954

        2,125   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 100.00         AAA          2,232,249
                 Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/19 -
                 AMBAC Insured

        2,000   Dormitory Authority of the State of New York, Lease Revenue             No Opt. Call         AAA          2,161,660
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Canisius College, Series 2000:
        1,000    5.100%, 7/01/20 - MBIA Insured                                       7/11 at 101.00         AAA          1,062,920
        2,875    5.250%, 7/01/30 - MBIA Insured                                       7/11 at 101.00         AAA          3,055,780

        2,000   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          2,282,240
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Rochester Institute of Technology, Series 2006A:
          775    5.250%, 7/01/20 - AMBAC Insured                                        No Opt. Call         Aaa            872,573
          620    5.250%, 7/01/21 - AMBAC Insured                                        No Opt. Call         Aaa            701,003

        1,000   Nassau County Industrial Development Agency, New York,                7/08 at 102.00         AAA          1,033,940
                 Revenue Refunding Bonds, Hofstra University, Series 1998,
                 5.000%, 7/01/23 - MBIA Insured

        7,250   New York City Industrial Development Agency, New York, Civic          1/09 at 101.00         AAA          7,422,043
                 Facility Revenue Bonds, Horace Mann School, Series 1998,
                 5.000%, 7/01/28 - MBIA Insured

                New York City Industrial Development Authority, New York, PILOT
                Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
        2,750    5.000%, 1/01/36 - AMBAC Insured                                      1/17 at 100.00         AAA          2,918,740
       13,245    5.000%, 1/01/39 - AMBAC Insured (UB)                                 1/17 at 100.00         AAA         14,035,991

                New York City Industrial Development Authority, New York, PILOT
                Revenue Bonds, Yankee Stadium Project, Series 2006:
        1,195    5.000%, 3/01/31 - FGIC Insured                                       9/16 at 100.00         AAA          1,268,218
        1,350    5.000%, 3/01/36 - MBIA Insured                                       9/16 at 100.00         AAA          1,430,568
        8,385    5.000%, 3/01/36 - MBIA Insured (UB)                                  9/16 at 100.00         AAA          8,885,417

------------------------------------------------------------------------------------------------------------------------------------
       60,295   Total Education and Civic Organizations                                                                  64,124,212
------------------------------------------------------------------------------------------------------------------------------------


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE - 17.8% (11.3% OF TOTAL INVESTMENTS)

$         740   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA     $      778,554
                 Mortgage Hospital Revenue Bonds, Hospital for Special
                 Surgery, Series 2005, 5.000%, 8/15/33 - MBIA Insured

        5,995   Dormitory Authority of the State of New York, FHA-Insured             8/07 at 102.00         AAA          6,181,804
                 Mortgage Hospital Revenue Bonds, Millard Fillmore
                 Hospitals, Series 1997, 5.375%, 2/01/32 - AMBAC Insured

        5,730   Dormitory Authority of the State of New York, FHA-Insured             8/09 at 101.00         AAA          5,990,085
                 Mortgage Hospital Revenue Bonds, Montefiore Medical
                 Center, Series 1999, 5.500%, 8/01/38 - AMBAC Insured

        3,000   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 101.00         AAA          3,035,910
                 Mortgage Hospital Revenue Bonds, New York and Presbyterian
                 Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured

        2,655   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          2,796,326
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        6,500   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 102.00         AAA          6,710,145
                 Mortgage Revenue Refunding Bonds, United Health Services,
                 Series 1997, 5.375%, 8/01/27 - AMBAC Insured

        1,000   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          1,057,340
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/22 - FGIC Insured

        6,430   Dormitory Authority of the State of New York, Hospital Revenue        7/09 at 101.00         AAA          6,733,946
                 Bonds, Catholic Health Services of Long Island Obligated
                 Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 -
                 MBIA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Memorial Sloan-Kettering Cancer Center, Series 2003-1:
        2,500    5.000%, 7/01/21 - MBIA Insured                                       7/13 at 100.00         AAA          2,670,450
        3,210    5.000%, 7/01/22 - MBIA Insured                                       7/13 at 100.00         AAA          3,398,588

        2,845   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          3,093,340
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

       12,020   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA         12,746,604
                 Winthrop South Nassau University Health System Obligated
                 Group, Series 2001A, 5.250%, 7/01/26 - AMBAC Insured

        2,025   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA          2,147,411
                 Winthrop South Nassau University Health System Obligated
                 Group, Series 2001B, 5.250%, 7/01/31 - AMBAC Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        2,800    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          2,998,156
        3,065    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          3,281,910

------------------------------------------------------------------------------------------------------------------------------------
       60,515   Total Health Care                                                                                        63,620,569
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 4.6% (3.0% OF TOTAL INVESTMENTS)

                New York City Housing Development Corporation, New York, Capital
                Fund Program Revenue Bonds, Series 2005A:
        1,470    5.000%, 7/01/14 - FGIC Insured                                         No Opt. Call         AAA          1,584,204
        1,470    5.000%, 7/01/16 - FGIC Insured                                       7/15 at 100.00         AAA          1,584,689
        5,445    7/01/25 - FGIC Insured                                               7/15 at 100.00         AAA          5,782,862

        2,735   New York City Housing Development Corporation, New York,              4/07 at 105.00         AAA          2,877,926
                 Multifamily Housing Revenue Bonds, Pass-Through
                 Certificates, Series 1991C, 6.500%, 2/20/19 - AMBAC Insured

          540   New York City, New York, Multifamily Housing Revenue Bonds,           1/17 at 100.00         AAA            537,754
                 Seaview Towers, Series 2006A, 4.750%, 7/15/39 - AMBAC
                 Insured (Alternative Minimum Tax)

                New York State Housing Finance Agency, Mortgage Revenue
                Refunding Bonds, Housing Project, Series 1996A:
          760    6.100%, 11/01/15 - FSA Insured                                       5/07 at 101.00         AAA            776,606
        3,415    6.125%, 11/01/20 - FSA Insured                                       5/07 at 101.00         AAA          3,489,584

------------------------------------------------------------------------------------------------------------------------------------
       15,835   Total Housing/Multifamily                                                                                16,633,625
------------------------------------------------------------------------------------------------------------------------------------


                                       25

                        Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.1% (0.7% OF TOTAL INVESTMENTS)

$       3,715   Syracuse Industrial Development Authority, New York, PILOT            1/17 at 100.00         AAA     $    3,875,005
                 Mortgage Revenue Bonds, Carousel Center Project,
                 Series 2007A, 5.000%, 1/01/36 - XLCA Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.4% (1.5% OF TOTAL INVESTMENTS)

        2,000   Babylon Industrial Development Agency, New York, Revenue              8/09 at 101.00         AAA          2,118,440
                 Bonds, WSNCHS East Inc., Series 2000B, 6.000%, 8/01/24 -
                 MBIA Insured

        6,000   Dormitory Authority of the State of New York, FHA-Insured             8/11 at 101.00         AAA          6,350,940
                 Nursing Home Mortgage Revenue Bonds, Norwegian Christian
                 Home and Health Center, Series 2001, 5.200%, 8/01/36 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,000   Total Long-Term Care                                                                                      8,469,380
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 15.0% (9.5% OF TOTAL INVESTMENTS)

        1,500   Erie County, New York, General Obligation Bonds, Series 2003A,        3/13 at 100.00         Aaa          1,619,955
                 5.250%, 3/15/16 - FGIC Insured

          745   Erie County, New York, General Obligation Bonds, Series 2004B,          No Opt. Call         Aaa            806,857
                 5.250%, 4/01/13 - MBIA Insured

        2,000   Erie County, New York, General Obligation Bonds, Series 2005A,       12/15 at 100.00         AAA          2,158,880
                 5.000%, 12/01/18 - MBIA Insured

                Hudson Yards Infrastructure Corporation, New York, Revenue
                Bonds, Series 2006A:
        5,975    4.500%, 2/15/47 - MBIA Insured (UB)                                  2/17 at 100.00         AAA          5,908,020
        1,500    5.000%, 2/15/47 - FGIC Insured (UB)                                  2/17 at 100.00         AAA          1,588,530

           45   New York City, New York, General Obligation Bonds, Fiscal             8/07 at 100.00         AAA             45,093
                 Series 1992C, 6.250%, 8/01/10 - FSA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 1998H:
        3,995    5.125%, 8/01/25 - MBIA Insured                                       8/08 at 101.00         AAA          4,097,951
        5,410    5.375%, 8/01/27 - MBIA Insured                                       8/08 at 101.00         AAA          5,571,110

        4,880   New York City, New York, General Obligation Bonds, Fiscal             4/09 at 101.00         AAA          5,002,781
                 Series 1999I, 5.000%, 4/15/29 - MBIA Insured

        3,000   New York City, New York, General Obligation Bonds, Fiscal             8/10 at 101.00         AAA          3,147,750
                 Series 2001D, 5.000%, 8/01/16 - FGIC Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        3,250    5.000%, 11/01/19 - FSA Insured                                      11/14 at 100.00         AAA          3,476,103
        1,650    5.000%, 11/01/20 - FSA Insured                                      11/14 at 100.00         AAA          1,761,326

        2,900   New York City, New York, General Obligation Bonds, Fiscal             3/15 at 100.00         AAA          3,103,029
                 Series 2005J, 5.000%, 3/01/19 - FGIC Insured

                Oneida County, New York, General Obligation Public Improvement
                Bonds, Series 2000:
          100    5.375%, 4/15/18 - MBIA Insured                                       4/09 at 102.00         AAA            105,434
          100    5.375%, 4/15/19 - MBIA Insured                                       4/09 at 102.00         AAA            105,434

                Rensselaer County, New York, General Obligation Bonds,
                Series 1991:
          960    6.700%, 2/15/16 - AMBAC Insured                                        No Opt. Call         AAA          1,170,854
          960    6.700%, 2/15/17 - AMBAC Insured                                        No Opt. Call         AAA          1,179,744
          960    6.700%, 2/15/18 - AMBAC Insured                                        No Opt. Call         AAA          1,191,024
          960    6.700%, 2/15/19 - AMBAC Insured                                        No Opt. Call         AAA          1,203,581
          960    6.700%, 2/15/20 - AMBAC Insured                                        No Opt. Call         AAA          1,216,003
          747    6.700%, 2/15/21 - AMBAC Insured                                        No Opt. Call         AAA            955,234

                Rochester, New York, General Obligation Bonds, Series 1999:
          735    5.250%, 10/01/20 - MBIA Insured                                        No Opt. Call         AAA            831,366
          735    5.250%, 10/01/21 - MBIA Insured                                        No Opt. Call         AAA            834,056
          730    5.250%, 10/01/22 - MBIA Insured                                        No Opt. Call         AAA            831,485
          730    5.250%, 10/01/23 - MBIA Insured                                        No Opt. Call         AAA            834,215
          730    5.250%, 10/01/24 - MBIA Insured                                        No Opt. Call         AAA            836,595
          730    5.250%, 10/01/25 - MBIA Insured                                        No Opt. Call         AAA            839,668
          725    5.250%, 10/01/26 - MBIA Insured                                        No Opt. Call         AAA            835,671

        2,190   Yonkers, New York, General Obligation Bonds, Series 2005B,            8/15 at 100.00         AAA          2,337,278
                 5.000%, 8/01/19 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       49,902   Total Tax Obligation/General                                                                             53,595,027
------------------------------------------------------------------------------------------------------------------------------------


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 47.4% (30.0% OF TOTAL INVESTMENTS)

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 1996B:
$          45    5.375%, 2/15/26 - MBIA Insured                                       2/08 at 100.00         AAA     $       45,503
           40    5.375%, 2/15/26 - FSA Insured                                        2/08 at 100.00         AAA             40,447

           35   Dormitory Authority of the State of New York, Improvement             8/07 at 102.00         AAA             35,760
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1997A, 5.750%, 8/15/22 - MBIA Insured

        7,145   Dormitory Authority of the State of New York, Insured Revenue         7/09 at 101.00         AAA          7,540,833
                 Bonds, Special Act School District Program, Series 1999,
                 5.750%, 7/01/19 - MBIA Insured

        3,610   Dormitory Authority of the State of New York, Revenue Bonds,          7/14 at 100.00         AAA          3,853,856
                 Department of Health, Series 2004-2, 5.000%, 7/01/20 -
                 FGIC Insured

        2,250   Dormitory Authority of the State of New York, Revenue Bonds,          2/15 at 100.00         AAA          2,370,308
                 Mental Health Services Facilities Improvements, Series 2005B,
                 5.000%, 2/15/30 - AMBAC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Mental Health Services Facilities Improvements, Series 2005D-1:
          670    5.000%, 2/15/15 - FGIC Insured                                         No Opt. Call         AAA            724,391
        1,715    5.000%, 8/15/23 - FGIC Insured                                       2/15 at 100.00         AAA          1,816,134

        7,925   Dormitory Authority of the State of New York, Revenue Bonds,         10/12 at 100.00         AAA          8,507,010
                 School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

        1,090   Dormitory Authority of the State of New York, State Personal          3/15 at 100.00         AAA          1,165,025
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

                Erie County Industrial Development Agency, New York, School
                Facility Revenue Bonds, Buffalo City School District, Series
                2003:
        1,230    5.750%, 5/01/20 - FSA Insured                                        5/12 at 100.00         AAA          1,345,583
        1,225    5.750%, 5/01/22 - FSA Insured                                        5/12 at 100.00         AAA          1,337,443

        1,700   Erie County Industrial Development Agency, New York, School           5/14 at 100.00         AAA          1,901,943
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

        7,500   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          8,018,325
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 - FSA Insured

        5,015   Metropolitan Transportation Authority, New York, Dedicated           11/16 at 100.00         AAA          5,339,922
                 Tax Fund Bonds, Series 2006, 5.000%, 11/15/31 - MBIA Insured

        4,600   Metropolitan Transportation Authority, New York, State Service        7/12 at 100.00         AAA          4,990,586
                 Contract Bonds, Series 2002B, 5.500%, 7/01/18 - MBIA Insured

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        2,000    5.750%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          2,327,340
        3,000    5.500%, 1/01/19 - MBIA Insured                                       7/12 at 100.00         AAA          3,254,730
        5,000    5.500%, 1/01/20 - MBIA Insured                                       7/12 at 100.00         AAA          5,419,550
        2,375    5.000%, 7/01/25 - FGIC Insured                                       7/12 at 100.00         AAA          2,502,490
        4,050    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          4,211,676

                Nassau County Interim Finance Authority, New York, Sales Tax
                Secured Revenue Bonds, Series 2003A:
        4,000    5.000%, 11/15/18 - AMBAC Insured                                    11/13 at 100.00         AAA          4,287,120
        1,560    4.750%, 11/15/21 - AMBAC Insured                                    11/13 at 100.00         AAA          1,621,448
        1,560    4.750%, 11/15/22 - AMBAC Insured                                    11/13 at 100.00         AAA          1,617,782

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        1,500    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA          1,593,285
        3,640    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          3,863,933
        1,960    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA          2,079,286
        3,170    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          3,356,586
        1,500    5.000%, 10/15/32 - AMBAC Insured                                    10/14 at 100.00         AAA          1,586,295

        2,625   New York City Transitional Finance Authority, New York,               1/17 at 100.00         AAA          2,828,070
                 Building Aid Revenue Bonds, Fiscal Series 2007S-2,
                 5.000%, 1/15/21 - FGIC Insured


                                       27

                        Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2002B:
$       2,820    5.250%, 5/01/16 - MBIA Insured                                      11/11 at 101.00         AAA     $    3,025,324
        1,000    5.250%, 5/01/17 - MBIA Insured                                      11/11 at 101.00         AAA          1,072,810

        6,680   New York City Transitional Finance Authority, New York,               8/12 at 100.00         AAA          7,178,528
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/21 - AMBAC Insured

        3,160   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          3,389,100
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.250%, 2/01/22 - MBIA Insured

        2,000   New York City Transitional Finance Authority, New York,               2/14 at 100.00         AAA          2,129,560
                 Future Tax Secured Bonds, Fiscal Series 2004C,
                 5.000%, 2/01/19 - XLCA Insured

        3,500   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          3,693,445
                 Future Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

                New York Convention Center Development Corporation,
                Hotel Unit Fee Revenue Bonds, Series 2005:
        2,500    5.000%, 11/15/30 - AMBAC Insured                                    11/15 at 100.00         AAA          2,644,275
        6,000    5.000%, 11/15/44 - AMBAC Insured                                    11/15 at 100.00         AAA          6,304,980

        3,750   New York State Local Government Assistance Corporation,                 No Opt. Call         AAA          4,115,738
                 Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured

        7,750   New York State Local Government Assistance Corporation,               4/08 at 101.00         AAA          7,914,688
                 Revenue Bonds, Series 1997B, 4.875%, 4/01/20 - MBIA Insured

                New York State Municipal Bond Bank Agency, Buffalo, Special
                Program Revenue Bonds, Series 2001A:
          875    5.125%, 5/15/19 - AMBAC Insured                                      5/11 at 100.00         AAA            922,084
          920    5.125%, 5/15/20 - AMBAC Insured                                      5/11 at 100.00         AAA            969,505
          965    5.250%, 5/15/21 - AMBAC Insured                                      5/11 at 100.00         AAA          1,021,887
        1,015    5.250%, 5/15/22 - AMBAC Insured                                      5/11 at 100.00         AAA          1,070,652

        1,000   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA          1,064,950
                 Fund Bonds, Second Generation, Series 2004,
                 5.000%, 4/01/22 - MBIA Insured

        8,455   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          9,745,062
                 Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured

        1,000   New York State Thruway Authority, State Personal Income               9/14 at 100.00         AAA          1,058,300
                 Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 -
                 AMBAC Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
       11,100    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA         11,929,834
        1,000    5.250%, 6/01/21 - AMBAC Insured                                      6/13 at 100.00         AAA          1,073,050
        4,565    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          4,890,758

        4,000   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          4,576,240
                 Revenue Refunding Bonds, Series 2002E, 5.500%, 7/01/18 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
      157,790   Total Tax Obligation/Limited                                                                            169,373,430
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 12.0% (7.6% OF TOTAL INVESTMENTS)

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002A:
        6,000    5.500%, 11/15/18 - AMBAC Insured                                    11/12 at 100.00         AAA          6,542,040
        2,000    5.125%, 11/15/22 - FGIC Insured                                     11/12 at 100.00         AAA          2,131,940

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002E:
        1,335    5.500%, 11/15/21 - MBIA Insured                                     11/12 at 100.00         AAA          1,455,604
        4,575    5.000%, 11/15/25 - MBIA Insured                                     11/12 at 100.00         AAA          4,836,233

        2,760   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA          2,911,193
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005G:
        1,650    5.000%, 1/01/30 - FSA Insured                                        7/15 at 100.00         AAA          1,747,647
        5,600    5.000%, 1/01/32 - FSA Insured                                        7/15 at 100.00         AAA          5,923,400


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       2,500   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA     $    2,604,800
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

        1,675   Port Authority of New York and New Jersey, Consolidated               6/15 at 101.00         AAA          1,776,890
                 Revenue Bonds, One Hundred Fortieth Series 2005,
                 5.000%, 12/01/31 - XLCA Insured

        7,000   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          7,140,350
                 Revenue Bonds, One Hundred Twentieth Series 2000,
                 5.750%, 10/15/26 - MBIA Insured (Alternative Minimum Tax)

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
        1,570    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA          1,818,139
        3,800    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA          4,084,506

------------------------------------------------------------------------------------------------------------------------------------
       40,465   Total Transportation                                                                                     42,972,742
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 23.1% (14.7% OF TOTAL INVESTMENTS) (4)

        2,095   Dormitory Authority of the State of New York, Lease Revenue           7/11 at 100.00         AAA          2,250,973
                 Bonds, State University Dormitory Facilities, Series 2001,
                 5.500%, 7/01/18 (Pre-refunded 7/01/11) - FGIC Insured

        1,500   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00         AAA          1,607,955
                 State Personal Income Tax, Series 2003A, 5.000%, 3/15/32
                 (Pre-refunded 3/15/13) - FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                University of Rochester, Series 2000A:
        1,990    0.000%, 7/01/17 (Pre-refunded 7/01/10) - MBIA Insured                7/10 at 101.00         AAA          1,782,821
        2,235    0.000%, 7/01/18 (Pre-refunded 7/01/10) - MBIA Insured                7/10 at 101.00         AAA          2,002,314
        2,495    0.000%, 7/01/19 (Pre-refunded 7/01/10) - MBIA Insured                7/10 at 101.00         AAA          2,235,246
        1,870    0.000%, 7/01/21 (Pre-refunded 7/01/10) - MBIA Insured                7/10 at 101.00         AAA          1,675,314

          505   Dormitory Authority of the State of New York, Suffolk County,         4/07 at 108.92    Baa1 (4)            676,660
                 Lease Revenue Bonds, Judicial Facilities, Series 1991A,
                 9.500%, 4/15/14 (ETM)

                Erie County, New York, General Obligation Bonds, Series 1999A:
          700    5.500%, 10/01/17 (Pre-refunded 10/01/09) - FGIC Insured             10/09 at 101.00         AAA            738,738
          700    5.250%, 10/01/19 (Pre-refunded 10/01/09) - FGIC Insured             10/09 at 101.00         AAA            734,580

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 1998A:
        5,650    5.125%, 12/01/22 (Pre-refunded 6/01/08) - FSA Insured                6/08 at 101.00         AAA          5,802,720
        4,000    5.250%, 12/01/26 (Pre-refunded 6/01/08) - MBIA Insured               6/08 at 101.00         AAA          4,113,760

        3,125   Long Island Power Authority, New York, Electric System                9/11 at 100.00         AAA          3,334,500
                 General Revenue Bonds, Series 2001A, 5.250%, 9/01/28
                 (Pre-refunded 9/01/11) - FSA Insured

                Longwood Central School District, Suffolk County, New York,
                Series 2000:
        1,000    5.750%, 6/15/19 (Pre-refunded 6/15/11) - FGIC Insured                6/11 at 101.00         Aaa          1,092,020
        1,000    5.750%, 6/15/20 (Pre-refunded 6/15/11) - FGIC Insured                6/11 at 101.00         Aaa          1,092,020

        4,695   Metropolitan Transportation Authority, New York, Commuter             7/11 at 100.00         AAA          4,998,626
                 Facilities Revenue Bonds, Series 1998A, 5.250%, 7/01/28
                 (Pre-refunded 7/01/11) - FGIC Insured

       11,000   Metropolitan Transportation Authority, New York, Dedicated           10/15 at 100.00         AAA         11,802,778
                 Tax Fund Bonds, Series 1998A, 4.750%, 4/01/28
                 (Pre-refunded 10/01/15) - FGIC Insured

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 1999A:
        4,000    5.000%, 4/01/17 (Pre-refunded 10/01/14) - FSA Insured               10/14 at 100.00         AAA          4,340,680
        3,250    5.000%, 4/01/29 (Pre-refunded 10/01/14) - FSA Insured               10/14 at 100.00         AAA          3,526,803

        2,330   Nassau County, North Hempstead, New York, General                     3/08 at 101.00         Aaa          2,377,462
                 Obligation Refunding Bonds, Series 1998B, 4.750%, 3/01/18
                 (Pre-refunded 3/01/08) - FGIC Insured

        5,000   New York City Municipal Water Finance Authority, New York,            6/11 at 100.00         AAA          5,318,200
                 Water and Sewerage System Revenue Bonds,
                 Fiscal Series 2002A, 5.250%, 6/15/33 (Pre-refunded 6/15/11) -
                 FGIC Insured

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 1998A:
           10    5.000%, 8/15/27 (Pre-refunded 8/15/07) - MBIA Insured                8/07 at 101.00         AAA             10,148
           50    5.000%, 8/15/27 (Pre-refunded 8/15/07) - MBIA Insured                8/07 at 101.00         AAA             50,742

          820   New York City Transitional Finance Authority, New York,               8/12 at 100.00         Aaa            884,493
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/21 (Pre-refunded 8/01/12) - AMBAC Insured


                                       29

                        Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       1,075   New York City Trust for Cultural Resources, New York,                 7/09 at 101.00         AAA     $    1,134,792
                 Revenue Bonds, American Museum of Natural History,
                 Series 1999A, 5.750%, 7/01/29 (Pre-refunded 7/01/09) -
                 AMBAC Insured

                New York City, New York, General Obligation Bonds,
                Fiscal Series 1998H:
          155    5.125%, 8/01/25 (Pre-refunded 8/01/08) - MBIA Insured                8/08 at 101.00         AAA            159,579
           30    5.375%, 8/01/27 (Pre-refunded 8/01/08) - MBIA Insured                8/08 at 101.00         AAA             30,983

          120   New York City, New York, General Obligation Bonds,                    4/09 at 101.00         AAA            124,500
                 Fiscal Series 1999I, 5.000%, 4/15/29 (Pre-refunded 4/15/09) -
                 MBIA Insured

        5,000   New York State Thruway Authority, Highway and Bridge Trust            4/12 at 100.00         AAA          5,373,450
                 Fund Bonds, Series 2002A, 5.250%, 4/01/19
                 (Pre-refunded 4/01/12) - FSA Insured

                New York State Urban Development Corporation, Service
                Contract Revenue Bonds, Correctional Facilities, Series 2000C:
        6,000    5.125%, 1/01/23 (Pre-refunded 1/01/11) - FSA Insured                 1/11 at 100.00         AAA          6,319,260
        2,000    5.250%, 1/01/30 (Pre-refunded 1/01/11) - FSA Insured                 1/11 at 100.00         AAA          2,115,120

                Putnam Valley Central School District, Putnam and Westchester
                Counties, New York, General Obligation Bonds, Series 1999:
          525    5.875%, 6/15/17 (Pre-refunded 6/15/10) - FSA Insured                 6/10 at 100.00         Aaa            561,430
          525    5.875%, 6/15/18 (Pre-refunded 6/15/10) - FSA Insured                 6/10 at 100.00         Aaa            561,430
          525    5.875%, 6/15/20 (Pre-refunded 6/15/10) - FSA Insured                 6/10 at 100.00         Aaa            561,430
          525    5.875%, 6/15/21 (Pre-refunded 6/15/10) - FSA Insured                 6/10 at 100.00         Aaa            561,430
          525    5.875%, 6/15/22 (Pre-refunded 6/15/10) - FSA Insured                 6/10 at 100.00         Aaa            561,430
          525    5.875%, 6/15/23 (Pre-refunded 6/15/10) - FSA Insured                 6/10 at 100.00         Aaa            561,430
          525    5.875%, 6/15/24 (Pre-refunded 6/15/10) - FSA Insured                 6/10 at 100.00         Aaa            561,430
          525    5.875%, 6/15/26 (Pre-refunded 6/15/10) - FSA Insured                 6/10 at 100.00         Aaa            561,430
          525    5.875%, 6/15/28 (Pre-refunded 6/15/10) - FSA Insured                 6/10 at 100.00         Aaa            561,430

------------------------------------------------------------------------------------------------------------------------------------
       79,125   Total U.S. Guaranteed                                                                                    82,760,107
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 11.3% (7.2% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2000A:
        4,000    0.000%, 6/01/24 - FSA Insured                                          No Opt. Call         AAA          1,944,320
        4,000    0.000%, 6/01/25 - FSA Insured                                          No Opt. Call         AAA          1,854,400
       15,000    0.000%, 6/01/26 - FSA Insured                                          No Opt. Call         AAA          6,642,150
        3,000    0.000%, 6/01/27 - FSA Insured                                          No Opt. Call         AAA          1,265,910
        4,500    0.000%, 6/01/28 - FSA Insured                                          No Opt. Call         AAA          1,811,790
        3,000    0.000%, 6/01/29 - FSA Insured                                          No Opt. Call         AAA          1,152,060

        3,000   Long Island Power Authority, New York, Electric System                9/11 at 100.00         AAA          3,123,180
                 General Revenue Bonds, Series 2001A, 5.000%, 9/01/27 -
                 FSA Insured

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2006A:
        6,010    5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00         AAA          6,407,802
        7,735    5.000%, 12/01/25 - FGIC Insured                                      6/16 at 100.00         AAA          8,234,758

        6,000   New York State Energy Research and Development Authority,             9/08 at 102.00         AAA          6,278,640
                 Pollution Control Revenue Bonds, Rochester Gas and
                 Electric Corporation, Series 1998A, 5.950%, 9/01/33 -
                 MBIA Insured (Alternative Minimum Tax)

                Power Authority of the State of New York, General Revenue
                Bonds, Series 2006A:
          970    5.000%, 11/15/18 - FGIC Insured                                     11/15 at 100.00         AAA          1,046,882
          650    5.000%, 11/15/19 - FGIC Insured                                     11/15 at 100.00         AAA            698,854

------------------------------------------------------------------------------------------------------------------------------------
       57,865   Total Utilities                                                                                          40,460,746
------------------------------------------------------------------------------------------------------------------------------------


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 4.9% (3.1% OF TOTAL INVESTMENTS)

$       1,245   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA     $    1,343,828
                 Water and Sewerage System Revenue Bonds,
                 Fiscal Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        1,225   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA          1,318,578
                 Water and Sewerage System Revenue Bonds,
                 Fiscal Series 2000B, 6.000%, 6/15/33 - MBIA Insured

        5,920   New York City Municipal Water Finance Authority, New York,            6/15 at 100.00         AAA          6,277,213
                 Water and Sewerage System Revenue Bonds,
                 Fiscal Series 2005C, 5.000%, 6/15/27 - MBIA Insured

        7,100   Suffolk County Water Authority, New York, Waterworks                  6/15 at 100.00         AAA          7,521,740
                 Revenue Bonds, Series 2005C, 5.000%, 6/01/28 - MBIA Insured

        2,230   Upper Mohawk Valley Regional Water Finance Authority,                   No Opt. Call         Aaa          1,141,269
                 New York, Water System Revenue Bonds, Series 2000,
                 0.000%, 4/01/23 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       17,720   Total Water and Sewer                                                                                    17,602,628
------------------------------------------------------------------------------------------------------------------------------------
$     551,227   Total Investments (cost $534,610,316) - 157.5%                                                          563,487,471
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (5.4)%                                                                      (19,400,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      6,687,295
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.9)%                                                       (193,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  357,774,766
                ====================================================================================================================

                    All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

             (ETM)  Escrowed to maturity.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen New York Quality Income Municipal Fund, Inc. (NUN)
                        Portfolio of
                                INVESTMENTS March 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 22.1% (14.3% OF TOTAL INVESTMENTS)

$         500   Amherst Industrial Development Agency, New York, Revenue              8/10 at 102.00         AAA     $      539,835
                 Bonds, UBF Faculty/Student Housing Corporation, University
                 of Buffalo Lakeside Cottage Project, Series 2000B,
                 5.625%, 8/01/20 - AMBAC Insured

                Amherst Industrial Development Agency, New York, Revenue Bonds,
                UBF Faculty/Student Housing Corporation, University of Buffalo
                Project, Series 2000A:
        1,065    5.625%, 8/01/20 - AMBAC Insured                                      8/10 at 102.00         AAA          1,149,849
          610    5.750%, 8/01/25 - AMBAC Insured                                      8/10 at 102.00         AAA            659,068

        6,000   Dormitory Authority of the State of New York, Consolidated              No Opt. Call         AAA          6,503,580
                 Revenue Bonds, City University System, Series 1993A,
                 5.750%, 7/01/13 - MBIA Insured

        1,000   Dormitory Authority of the State of New York, General                   No Opt. Call         AAA          1,194,100
                 Revenue Bonds, New York University, Series 2001-1,
                 5.500%, 7/01/40 - AMBAC Insured

        4,625   Dormitory Authority of the State of New York, Insured                 7/07 at 101.00         AAA          4,686,929
                 Revenue Bonds, Barnard College, Series 1996,
                 5.250%, 7/01/26 - AMBAC Insured

          670   Dormitory Authority of the State of New York, Insured Revenue         7/12 at 100.00         AAA            710,374
                 Bonds, Fordham University, Series 2002, 5.000%, 7/01/19 -
                 FGIC Insured

        2,750   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 100.00         AAA          2,861,320
                 Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/26 -
                 AMBAC Insured

        2,000   Dormitory Authority of the State of New York, Lease Revenue             No Opt. Call         AAA          2,161,660
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

        2,000   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          2,282,240
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Rochester Institute of Technology, Series 2006A:
          800    5.250%, 7/01/20 - AMBAC Insured                                        No Opt. Call         Aaa            900,720
          640    5.250%, 7/01/21 - AMBAC Insured                                        No Opt. Call         Aaa            723,616

        4,000   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          4,600,520
                 State University Educational Facilities, 1989 Resolution,
                 Series 2000C, 5.750%, 5/15/16 - FSA Insured

        1,915   Dormitory Authority of the State of New York, Second General            No Opt. Call         AAA          2,177,585
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1993A, 5.750%, 7/01/18 - FSA Insured

        2,000   Dormitory Authority of the State of New York, Third General           7/08 at 102.00         AAA          2,064,180
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1998-1, 5.000%, 7/01/26 - FGIC Insured

        6,415   Nassau County Industrial Development Agency, New York,                7/08 at 102.00         AAA          6,632,725
                 Revenue Refunding Bonds, Hofstra University, Series 1998,
                 5.000%, 7/01/23 - MBIA Insured

        4,775   New York City Industrial Development Agency, New York,                6/07 at 102.00         AAA          4,882,676
                 Civic Facility Revenue Bonds, Trinity Episcopal School,
                 Series 1997, 5.250%, 6/15/27 - MBIA Insured

                New York City Industrial Development Authority, New York, PILOT
                Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
        2,750    5.000%, 1/01/36 - AMBAC Insured                                      1/17 at 100.00         AAA          2,918,740
       13,455    5.000%, 1/01/39 - AMBAC Insured (UB)                                 1/17 at 100.00         AAA         14,258,532

                New York City Industrial Development Authority, New York, PILOT
                Revenue Bonds, Yankee Stadium Project, Series 2006:
        1,215    5.000%, 3/01/31 - FGIC Insured                                       9/16 at 100.00         AAA          1,289,443
        1,350    5.000%, 3/01/36 - MBIA Insured                                       9/16 at 100.00         AAA          1,430,568
        8,490    5.000%, 3/01/36 - MBIA Insured (UB)                                  9/16 at 100.00         AAA          8,996,683

        6,250   New York City Trust for Cultural Resources, New York,                 7/07 at 102.00         AAA          6,384,500
                 Revenue Refunding Bonds, Museum of Modern Art,
                 Series 1996A, 5.500%, 1/01/21 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       75,275   Total Education and Civic Organizations                                                                  80,009,443
------------------------------------------------------------------------------------------------------------------------------------


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE - 14.8% (9.6% OF TOTAL INVESTMENTS)

$         750   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA     $      789,075
                 Mortgage Hospital Revenue Bonds, Hospital for Special
                 Surgery, Series 2005, 5.000%, 8/15/33 - MBIA Insured

        3,995   Dormitory Authority of the State of New York, FHA-Insured             8/07 at 102.00         AAA          4,119,484
                 Mortgage Hospital Revenue Bonds, Millard Fillmore
                 Hospitals, Series 1997, 5.375%, 2/01/32 - AMBAC Insured

        7,000   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 101.00         AAA          7,083,790
                 Mortgage Hospital Revenue Bonds, New York and
                 Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 -
                 AMBAC Insured

        2,700   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          2,843,721
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        1,000   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          1,057,340
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/22 - FGIC Insured

        9,000   Dormitory Authority of the State of New York, Hospital Revenue        7/09 at 101.00         AAA          9,425,430
                 Bonds, Catholic Health Services of Long Island Obligated
                 Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 -
                 MBIA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Memorial Sloan-Kettering Cancer Center, Series 2003-1:
        2,500    5.000%, 7/01/21 - MBIA Insured                                       7/13 at 100.00         AAA          2,670,450
        3,300    5.000%, 7/01/22 - MBIA Insured                                       7/13 at 100.00         AAA          3,493,875

        2,655   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          2,886,755
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

        9,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA          9,544,050
                 Winthrop South Nassau University Health System Obligated
                 Group, Series 2001B, 5.250%, 7/01/31 - AMBAC Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        2,800    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          2,998,156
        3,065    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          3,281,910

        3,350   New York State Medical Care Facilities Finance Agency,                8/07 at 100.00         AAA          3,355,427
                 FHA-Insured Mortgage Revenue Bonds, Montefiore
                 Medical Center, Series 1995A, 5.750%, 2/15/25 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       51,115   Total Health Care                                                                                        53,549,463
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 3.8% (2.4% OF TOTAL INVESTMENTS)

                New York City Housing Development Corporation, New York, Capital
                Fund Program Revenue Bonds, Series 2005A:
        1,500    5.000%, 7/01/14 - FGIC Insured                                         No Opt. Call         AAA          1,616,535
        1,500    5.000%, 7/01/16 - FGIC Insured                                       7/15 at 100.00         AAA          1,617,030
        5,515    7/01/25 - FGIC Insured                                               7/15 at 100.00         AAA          5,857,206

        2,275   New York City Housing Development Corporation, New York,              4/07 at 105.00         AAA          2,393,475
                 Multifamily Housing Revenue Bonds, Pass-Through
                 Certificates, Series 1991C, 6.500%, 2/20/19 - AMBAC Insured

          560   New York City, New York, Multifamily Housing Revenue Bonds,           1/17 at 100.00         AAA            557,670
                 Seaview Towers, Series 2006A, 4.750%, 7/15/39 -
                 AMBAC Insured (Alternative Minimum Tax)

           50   New York State Housing Finance Agency, FHA-Insured                    8/07 at 100.00         AAA             50,079
                 Multifamily Housing Mortgage Revenue Bonds, Series 1994B,
                 6.250%, 8/15/14 - AMBAC Insured

        1,455   New York State Housing Finance Agency, Mortgage Revenue               5/07 at 101.00         AAA          1,486,777
                 Refunding Bonds, Housing Project, Series 1996A,
                 6.125%, 11/01/20 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       12,855   Total Housing/Multifamily                                                                                13,578,772
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.1% (0.7% OF TOTAL INVESTMENTS)

        3,765   Syracuse Industrial Development Authority, New York,                  1/17 at 100.00         AAA          3,927,159
                 PILOT Mortgage Revenue Bonds, Carousel Center Project,
                 Series 2007A, 5.000%, 1/01/36 - XLCA Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                                       33

                        Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.3% (0.8% OF TOTAL INVESTMENTS)

$       4,450   Castle Rest Residential Healthcare Facility, Syracuse,                8/07 at 102.00         AAA     $    4,545,898
                 New York, FHA-Insured Mortgage Revenue Bonds,
                 Series 1997A, 5.750%, 8/01/37
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 13.2% (8.6% OF TOTAL INVESTMENTS)

        1,500   Erie County, New York, General Obligation Bonds, Series 2003A,        3/13 at 100.00         Aaa          1,619,955
                 5.250%, 3/15/16 - FGIC Insured

          805   Erie County, New York, General Obligation Bonds, Series 2004B,          No Opt. Call         Aaa            871,839
                 5.250%, 4/01/13 - MBIA Insured

                Hudson Yards Infrastructure Corporation, New York, Revenue
                Bonds, 2006A:
        5,975    4.500%, 2/15/47 - MBIA Insured (UB)                                  2/17 at 100.00         AAA          5,908,020
        1,500    5.000%, 2/15/47 - FGIC Insured (UB)                                  2/17 at 100.00         AAA          1,588,530

                Monroe County, New York, General Obligation Public
                Improvement Bonds, Series 2002:
        2,250    5.000%, 3/01/15 - FGIC Insured                                       3/12 at 100.00         AAA          2,382,458
        1,000    5.000%, 3/01/17 - FGIC Insured                                       3/12 at 100.00         AAA          1,052,440

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2001D:
        5,360    5.250%, 8/01/15 - MBIA Insured                                       8/10 at 101.00         AAA          5,646,653
        2,095    5.250%, 8/01/15 - FSA Insured                                        8/10 at 101.00         AAA          2,207,041
        5,000    5.000%, 8/01/16 - FGIC Insured                                       8/10 at 101.00         AAA          5,246,250

        5,000   New York City, New York, General Obligation Bonds, Fiscal             3/12 at 100.00         AAA          5,289,800
                 Series 2002C, 5.125%, 3/15/25 -  FSA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        3,350    5.000%, 11/01/19 - FSA Insured                                      11/14 at 100.00         AAA          3,583,060
        1,700    5.000%, 11/01/20 - FSA Insured                                      11/14 at 100.00         AAA          1,814,699

        4,130   New York City, New York, General Obligation Bonds, Fiscal             3/15 at 100.00         AAA          4,419,141
                 Series 2005J, 5.000%, 3/01/19 - FGIC Insured

                Peru Central School District, Clinton County, New York, General
                Obligation Refunding Bonds, Series 2002B:
        1,845    4.000%, 6/15/18 - FGIC Insured                                       6/12 at 100.00         AAA          1,839,963
        1,915    4.000%, 6/15/19 - FGIC Insured                                       6/12 at 100.00         AAA          1,896,654

        2,305   Yonkers, New York, General Obligation Bonds, Series 2005B,            8/15 at 100.00         AAA          2,454,295
                 5.000%, 8/01/20 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       45,730   Total Tax Obligation/General                                                                             47,820,798
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 48.0% (31.0% OF TOTAL INVESTMENTS)

        3,340   Dormitory Authority of the State of New York, 853 Schools             7/09 at 101.00         AAA          3,507,134
                 Program Insured Revenue Bonds, Harmony Heights School,
                 Issue 1, Series 1999C, 5.500%, 7/01/18 - AMBAC Insured

           40   Dormitory Authority of the State of New York, Improvement             2/08 at 100.00         AAA             40,443
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1996B, 5.125%, 8/15/21 - MBIA Insured

           40   Dormitory Authority of the State of New York, Improvement             8/07 at 102.00         AAA             40,868
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1997A, 5.750%, 8/15/22 - MBIA Insured

          370   Dormitory Authority of the State of New York, Improvement             8/10 at 100.00         AAA            386,232
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 2000D, 5.250%, 8/15/30 - FSA Insured

                Dormitory Authority of the State of New York, Lease Revenue
                Bonds, Madison-Oneida Board of Cooperative Educational
                Services, Series 2002:
        1,045    5.250%, 8/15/20 - FSA Insured                                        8/12 at 100.00         AAA          1,121,933
        1,100    5.250%, 8/15/21 - FSA Insured                                        8/12 at 100.00         AAA          1,180,982
        1,135    5.250%, 8/15/22 - FSA Insured                                        8/12 at 100.00         AAA          1,216,561

        3,610   Dormitory Authority of the State of New York, Revenue Bonds,          7/14 at 100.00         AAA          3,853,856
                 Department of Health, Series 2004-2, 5.000%, 7/01/20 -
                 FGIC Insured
        1,490   Dormitory Authority of the State of New York, Revenue Bonds,          2/15 at 100.00         AAA          1,569,670
                 Mental Health Services Facilities Improvements, Series 2005B,
                 5.000%, 2/15/30 - AMBAC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Mental Health Services Facilities Improvements, Series 2005D-1:
        2,300    5.000%, 2/15/15 - FGIC Insured                                         No Opt. Call         AAA          2,486,714
        1,200    5.000%, 8/15/23 - FGIC Insured                                       2/15 at 100.00         AAA          1,270,764


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       7,900   Dormitory Authority of the State of New York, Revenue Bonds,         10/12 at 100.00         AAA     $    8,480,176
                 School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

        1,040   Dormitory Authority of the State of New York, State Personal          3/15 at 100.00         AAA          1,111,583
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

                Erie County Industrial Development Agency, New York, School
                Facility Revenue Bonds, Buffalo City School District, Series 2003:
        1,200    5.750%, 5/01/20 - FSA Insured                                        5/12 at 100.00         AAA          1,312,764
        1,000    5.750%, 5/01/22 - FSA Insured                                        5/12 at 100.00         AAA          1,091,790

        1,710   Erie County Industrial Development Agency, New York,                  5/14 at 100.00         AAA          1,913,131
                 School Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

        7,500   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          8,018,325
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 - FSA Insured

        5,100   Metropolitan Transportation Authority, New York, Dedicated           11/16 at 100.00         AAA          5,430,429
                 Tax Fund Bonds, Series 2006, 5.000%, 11/15/31 - MBIA Insured

        4,600   Metropolitan Transportation Authority, New York, State Service        7/12 at 100.00         AAA          4,990,586
                 Contract Bonds, Series 2002B, 5.500%, 7/01/18 - MBIA Insured

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        2,000    5.750%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          2,327,340
        3,000    5.500%, 1/01/19 - MBIA Insured                                       7/12 at 100.00         AAA          3,254,730
        6,000    5.500%, 1/01/20 - MBIA Insured                                       7/12 at 100.00         AAA          6,503,460
        3,000    5.000%, 7/01/25 - FGIC Insured                                       7/12 at 100.00         AAA          3,161,040
        8,000    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          8,319,360

                Nassau County Interim Finance Authority, New York, Sales Tax
                Secured Revenue Bonds, Series 2003A:
        1,555    4.750%, 11/15/21 - AMBAC Insured                                    11/13 at 100.00         AAA          1,616,251
        1,555    4.750%, 11/15/22 - AMBAC Insured                                    11/13 at 100.00         AAA          1,612,597

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        1,500    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA          1,593,285
        2,720    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          2,887,334
        1,990    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA          2,111,111
        3,470    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          3,674,244
        1,500    5.000%, 10/15/32 - AMBAC Insured                                    10/14 at 100.00         AAA          1,586,295

        2,665   New York City Transitional Finance Authority, New York,               1/17 at 100.00         AAA          2,871,164
                 Building Aid Revenue Bonds, Fiscal Series 2007S-2,
                 5.000%, 1/15/21 - FGIC Insured

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2002B:
       10,170    5.250%, 5/01/12 - MBIA Insured                                      11/11 at 101.00         AAA         10,889,528
        2,420    5.250%, 5/01/17 - MBIA Insured                                      11/11 at 101.00         AAA          2,596,200
        1,000    5.000%, 5/01/30 - MBIA Insured                                      11/11 at 101.00         AAA          1,041,200

        5,345   New York City Transitional Finance Authority, New York,               8/12 at 100.00         AAA          5,743,897
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/21 - AMBAC Insured

        1,995   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          2,139,638
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.250%, 2/01/22 - MBIA Insured

        1,845   New York City Transitional Finance Authority, New York,               2/14 at 100.00         AAA          1,964,519
                 Future Tax Secured Bonds, Fiscal Series 2004C,
                 5.000%, 2/01/19 - XLCA Insured

        3,500   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          3,693,445
                 Future Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

                New York Convention Center Development Corporation, Hotel
                Unit Fee Revenue Bonds, Series 2005:
        2,535    5.000%, 11/15/30 - AMBAC Insured                                    11/15 at 100.00         AAA          2,681,295
        6,065    5.000%, 11/15/44 - AMBAC Insured                                    11/15 at 100.00         AAA          6,373,284

        3,750   New York State Local Government Assistance Corporation,                 No Opt. Call         AAA          4,115,738
                 Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured


                                       35

                        Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,000   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA     $    1,064,950
                 Fund Bonds, Second Generation, Series 2004,
                 5.000%, 4/01/22 - MBIA Insured

        8,455   New York State Thruway Authority, Highway and Bridge                    No Opt. Call         AAA          9,745,064
                 Trust Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured

        1,000   New York State Thruway Authority, State Personal Income               9/14 at 100.00         AAA          1,058,300
                 Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 -
                 AMBAC Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
       12,400    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA         13,327,022
        1,000    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          1,071,360

        3,190   New York State Urban Development Corporation, Revenue                   No Opt. Call         AAA          3,508,171
                 Refunding Bonds, State Facilities, Series 1995,
                 5.600%, 4/01/15 - MBIA Insured

        1,980   Niagara Falls City School District, Niagara County, New York,         6/15 at 100.00         AAA          2,083,970
                 Certificates of Participation, High School Facility, Series 2005,
                 5.000%, 6/15/28 - FSA Insured

                Puerto Rico Highway and Transportation Authority, Highway
                Revenue Refunding Bonds, Series 2002E:
        3,000    5.500%, 7/01/14 - FSA Insured                                          No Opt. Call         AAA          3,341,580
        6,000    5.500%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          6,864,360

------------------------------------------------------------------------------------------------------------------------------------
      161,325   Total Tax Obligation/Limited                                                                            173,845,673
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 12.9% (8.4% OF TOTAL INVESTMENTS)

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002A:
        3,815    5.500%, 11/15/19 - AMBAC Insured                                    11/12 at 100.00         AAA          4,159,647
        4,000    5.125%, 11/15/22 - FGIC Insured                                     11/12 at 100.00         AAA          4,263,880

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002E:
        2,665    5.500%, 11/15/21 - MBIA Insured                                     11/12 at 100.00         AAA          2,905,756
        8,500    5.000%, 11/15/25 - MBIA Insured                                     11/12 at 100.00         AAA          8,985,350

        2,795   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA          2,948,110
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005G:
        1,700    5.000%, 1/01/30 - FSA Insured                                        7/15 at 100.00         AAA          1,800,606
        5,700    5.000%, 1/01/32 - FSA Insured                                        7/15 at 100.00         AAA          6,029,175

        2,500   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA          2,604,800
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

        1,700   Port Authority of New York and New Jersey, Consolidated               6/15 at 101.00         AAA          1,803,411
                 Revenue Bonds, One Hundred Fortieth Series 2005,
                 5.000%, 12/01/31 - XLCA Insured

        5,000   Triborough Bridge and Tunnel Authority, New York, General             1/12 at 100.00         AAA          5,320,050
                 Purpose Revenue Bonds, Series 2002A, 5.250%, 1/01/20 -
                 FGIC Insured

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
        1,570    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA          1,818,139
        3,800    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA          4,084,506

------------------------------------------------------------------------------------------------------------------------------------
       43,745   Total Transportation                                                                                     46,723,430
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED - 21.7% (14.0% OF TOTAL INVESTMENTS) (4)

        3,500   Dormitory Authority of the State of New York, Insured Revenue         7/07 at 102.00         AAA          3,583,090
                 Bonds, Ithaca College, Series 1997, 5.250%, 7/01/26
                 (Pre-refunded 7/01/07) - AMBAC Insured

        2,795   Dormitory Authority of the State of New York, Judicial Facilities       No Opt. Call         AAA          3,300,755
                 Lease Revenue Bonds, Suffolk County Issue, Series 1986,
                 7.375%, 7/01/16 (ETM)

        1,410   Dormitory Authority of the State of New York, Lease Revenue           7/11 at 100.00         AAA          1,514,975
                 Bonds, State University Dormitory Facilities, Series 2001,
                 5.500%, 7/01/20 (Pre-refunded 7/01/11) - FGIC Insured


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       1,500   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00         AAA     $    1,607,955
                 State Personal Income Tax, Series 2003A, 5.000%, 3/15/32
                 (Pre-refunded 3/15/13) - FGIC Insured

        6,100   Dormitory Authority of the State of New York, Revenue Bonds,          5/12 at 101.00         AAA          6,580,863
                 State University Educational Facilities, Series 2002A,
                 5.125%, 5/15/19 (Pre-refunded 5/15/12) - FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                University of Rochester, Series 2000A:
        1,990    0.000%, 7/01/17 (Pre-refunded 7/01/10) - MBIA Insured                7/10 at 101.00         AAA          1,782,821
        2,230    0.000%, 7/01/18 (Pre-refunded 7/01/10) - MBIA Insured                7/10 at 101.00         AAA          1,997,835
        2,495    0.000%, 7/01/19 (Pre-refunded 7/01/10) - MBIA Insured                7/10 at 101.00         AAA          2,235,246
        1,870    0.000%, 7/01/21 (Pre-refunded 7/01/10) - MBIA Insured                7/10 at 101.00         AAA          1,675,314

        2,765   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA          2,839,738
                 General Revenue Bonds, Series 1998A, 5.125%, 12/01/22
                 (Pre-refunded 6/01/08) - FSA Insured

        2,500   Long Island Power Authority, New York, Electric System                9/11 at 100.00         AAA          2,667,600
                 General Revenue Bonds, Series 2001A, 5.250%, 9/01/28
                 (Pre-refunded 9/01/11) - FSA Insured

                Longwood Central School District, Suffolk County, New York,
                Series 2000:
          910    5.750%, 6/15/19 (Pre-refunded 6/15/11) - FGIC Insured                6/11 at 101.00         Aaa            993,738
        1,410    5.750%, 6/15/20 (Pre-refunded 6/15/11) - FGIC Insured                6/11 at 101.00         Aaa          1,539,748

        3,000   Metropolitan Transportation Authority, New York, Dedicated           10/15 at 100.00         AAA          3,218,940
                 Tax Fund Bonds, Series 1998A, 4.750%, 4/01/28
                 (Pre-refunded 10/01/15) - FGIC Insured

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 1999A:
        4,000    5.000%, 4/01/17 (Pre-refunded 10/01/14) - FSA Insured               10/14 at 100.00         AAA          4,340,680
        1,000    5.000%, 4/01/29 (Pre-refunded 10/01/14) - FSA Insured               10/14 at 100.00         AAA          1,085,170

                Metropolitan Transportation Authority, New York, Transit
                Facilities Revenue Bonds, Series 1998B:
       10,000    4.875%, 7/01/18 - FGIC Insured (ETM)                                 7/08 at 101.00         AAA         10,254,300
        4,500    4.750%, 7/01/26 - FGIC Insured (ETM)                                 7/08 at 101.00         AAA          4,583,385

                New York City Municipal Water Finance Authority, New York, Water
                and Sewerage System Revenue Bonds, Fiscal Series 2002A:
        2,000    5.750%, 6/15/27 (Pre-refunded 6/15/11) - MBIA Insured                6/11 at 100.00         AAA          2,160,320
        4,000    5.250%, 6/15/33 (Pre-refunded 6/15/11) - FGIC Insured                6/11 at 100.00         AAA          4,254,560

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 1998A:
           15    5.000%, 8/15/27 (Pre-refunded 8/15/07) - MBIA Insured                8/07 at 101.00         AAA             15,222
           75    5.000%, 8/15/27 (Pre-refunded 8/15/07) - MBIA Insured                8/07 at 101.00         AAA             76,112

          655   New York City Transitional Finance Authority, New York,               8/12 at 100.00         Aaa            706,516
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/21 (Pre-refunded 8/01/12) - AMBAC Insured

        6,965   New York State Thruway Authority, Highway and Bridge                  4/12 at 100.00         AAA          7,485,216
                 Trust Fund Bonds, Series 2002A, 5.250%, 4/01/20
                 (Pre-refunded 4/01/12) - FSA Insured

        6,000   New York State Urban Development Corporation, Service                 1/11 at 100.00         AAA          6,345,360
                 Contract Revenue Bonds, Correctional Facilities,
                 Series 2000C, 5.250%, 1/01/30 (Pre-refunded 1/01/11) -
                 FSA Insured

                Putnam Valley Central School District, Putnam and Westchester
                Counties, New York, General Obligation Bonds, Series 1999:
          525    5.875%, 6/15/19 (Pre-refunded 6/15/10) - FSA Insured                 6/10 at 100.00         Aaa            561,430
          525    5.875%, 6/15/25 (Pre-refunded 6/15/10) - FSA Insured                 6/10 at 100.00         Aaa            561,430
          525    5.875%, 6/15/27 (Pre-refunded 6/15/10) - FSA Insured                 6/10 at 100.00         Aaa            561,430

------------------------------------------------------------------------------------------------------------------------------------
       75,260   Total U.S. Guaranteed                                                                                    78,529,749
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 10.4% (6.8% OF TOTAL INVESTMENTS)

        1,650   Islip Resource Recovery Agency, New York, Revenue Bonds,                No Opt. Call         AAA          1,867,305
                 Series 1994B, 7.250%, 7/01/11 - AMBAC Insured
                 (Alternative Minimum Tax)


                                       37

                        Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2000A:
$       4,000    0.000%, 6/01/24 - FSA Insured                                          No Opt. Call         AAA     $    1,944,320
        4,000    0.000%, 6/01/25 - FSA Insured                                          No Opt. Call         AAA          1,854,400
        5,000    0.000%, 6/01/26 -FSA Insured                                           No Opt. Call         AAA          2,214,050
        7,000    0.000%, 6/01/27 - FSA Insured                                          No Opt. Call         AAA          2,953,790
       10,500    0.000%, 6/01/28 - FSA Insured                                          No Opt. Call         AAA          4,227,510
        7,000    0.000%, 6/01/29 - FSA Insured                                          No Opt. Call         AAA          2,688,140

        2,500   Long Island Power Authority, New York, Electric System General        9/11 at 100.00         AAA          2,602,650
                 Revenue Bonds, Series 2001A, 5.000%, 9/01/27 - FSA Insured

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        6,180    5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00         AAA          6,589,054
        8,020    5.000%, 12/01/25 - FGIC Insured                                      6/16 at 100.00         AAA          8,538,172

                Power Authority of the State of New York, General Revenue
                Bonds, Series 2006A:
        1,300    5.000%, 11/15/18 - FGIC Insured                                     11/15 at 100.00         AAA          1,403,038
          865    5.000%, 11/15/19 - FGIC Insured                                     11/15 at 100.00         AAA            930,013

------------------------------------------------------------------------------------------------------------------------------------
       58,015   Total Utilities                                                                                          37,812,442
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 5.2% (3.4% OF TOTAL INVESTMENTS)

          830   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA            895,885
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        1,360   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA          1,463,890
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.000%, 6/15/33 - MBIA Insured

        2,000   New York City Municipal Water Finance Authority, New York,            6/14 at 100.00         AAA          2,099,140
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2004C, 5.000%, 6/15/35 - AMBAC Insured

        6,525   New York City Municipal Water Finance Authority, New York,            6/15 at 100.00         AAA          6,918,719
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2005C, 5.000%, 6/15/27 - MBIA Insured

        7,000   Suffolk County Water Authority, New York, Waterworks Revenue          6/15 at 100.00         AAA          7,415,800
                 Bonds, Series 2005C, 5.000%, 6/01/28 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       17,715   Total Water and Sewer                                                                                    18,793,434
------------------------------------------------------------------------------------------------------------------------------------
$     549,250   Total Investments (cost $532,944,288) - 154.5%                                                          559,136,261
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (5.4)%                                                                      (19,610,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 5.3%                                                                     19,412,300
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (54.4)%                                                       (197,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 361,938,561
                ====================================================================================================================

                    All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

             (ETM)  Escrowed to maturity.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF)
                        Portfolio of
                         INVESTMENTS March 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 23.5% (15.4% OF TOTAL INVESTMENTS)

                Amherst Industrial Development Agency, New York, Revenue Bonds,
                UBF Faculty/Student Housing Corporation, University of Buffalo
                Project, Series 2000A:
$         250    5.625%, 8/01/20 - AMBAC Insured                                      8/10 at 102.00         AAA     $      269,918
          250    5.750%, 8/01/25 - AMBAC Insured                                      8/10 at 102.00         AAA            270,110

                Dormitory Authority of the State of New York, General Revenue
                Bonds, New York University, Series 2001-1:
        1,500    5.500%, 7/01/24 - AMBAC Insured                                        No Opt. Call         AAA          1,758,810
          500    5.500%, 7/01/40 - AMBAC Insured                                        No Opt. Call         AAA            597,050

        4,820   Dormitory Authority of the State of New York, Insured Revenue         7/08 at 101.00         Aaa          4,948,067
                 Bonds, Ithaca College, Series 1998, 5.000%, 7/01/21 -
                 AMBAC Insured

          810   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 100.00         AAA            850,881
                 Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/20 -
                 AMBAC Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue             No Opt. Call         AAA          1,080,830
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

          700   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA            798,784
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Rochester Institute of Technology, Series 2006A:
          250    5.250%, 7/01/20 - AMBAC Insured                                        No Opt. Call         Aaa            281,475
          200    5.250%, 7/01/21 - AMBAC Insured                                        No Opt. Call         Aaa            226,130

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          1,133,480
                 State University Educational Facilities, Series 1993A,
                 5.500%, 5/15/19 - AMBAC Insured

        1,270   Dormitory Authority of the State of New York, Revenue Bonds,          5/12 at 101.00         AAA          1,355,928
                 State University Educational Facilities, Series 2002A,
                 5.000%, 5/15/16 - FGIC Insured

        2,200   Dormitory Authority of the State of New York, Second General            No Opt. Call         AAA          2,501,664
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1993A, 5.750%, 7/01/18 - FSA Insured

        1,935   Dormitory Authority of the State of New York, State and Local         7/15 at 100.00         AAA          2,077,068
                 Appropriation Lease Bonds, Upstate Community Colleges,
                 Series 2005A, 5.000%, 7/01/19 - FGIC Insured

                New York City Industrial Development Authority, New York, PILOT
                Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
        1,250    5.000%, 1/01/36 - AMBAC Insured                                      1/17 at 100.00         AAA          1,326,700
        4,600    5.000%, 1/01/39 - AMBAC Insured (UB)                                 1/17 at 100.00         AAA          4,874,711

                New York City Industrial Development Authority, New York, PILOT
                Revenue Bonds, Yankee Stadium Project, Series 2006:
          415    5.000%, 3/01/31 - FGIC Insured                                       9/16 at 100.00         AAA            440,427
          450    5.000%, 3/01/36 - MBIA Insured                                       9/16 at 100.00         AAA            476,856
        2,910    5.000%, 3/01/36 - MBIA Insured (UB)                                  9/16 at 100.00         AAA          3,083,669

        1,250   New York City Trust for Cultural Resources, New York,                 7/07 at 102.00         AAA          1,276,900
                 Revenue Refunding Bonds, Museum of Modern Art,
                 Series 1996A, 5.500%, 1/01/21 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       27,560   Total Education and Civic Organizations                                                                  29,629,458
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 20.9% (13.7% OF TOTAL INVESTMENTS)

        3,000   Dormitory Authority of the State of New York, FHA-Insured             8/07 at 100.00         AAA          3,018,090
                 Mortgage Hospital Revenue Bonds, Ellis Hospital,
                 Series 1995, 5.600%, 8/01/25 - MBIA Insured

          200   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            210,420
                 Mortgage Hospital Revenue Bonds, Hospital for Special
                 Surgery, Series 2005, 5.000%, 8/15/33 - MBIA Insured


                                       39

                        Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       2,910   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 101.00         AAA     $    2,944,833
                 Mortgage Hospital Revenue Bonds, New York and
                 Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 -
                 AMBAC Insured

        1,400   Dormitory Authority of the State of New York, FHA-Insured             8/12 at 100.00         AAA          1,481,130
                 Mortgage Hospital Revenue Bonds, St. Barnabas Hospital,
                 Series 2002A, 5.125%, 2/01/22 - AMBAC Insured

        1,405   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          1,479,788
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        3,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00         AAA          3,140,460
                 Catholic Health Services of Long Island Obligated Group -
                 St. Charles Hospital and Rehabilitation Center, Series 1999A,
                 5.500%, 7/01/22 - MBIA Insured

        2,740   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00         AAA          2,926,813
                 Memorial Sloan-Kettering Cancer Center, Series 2003-1,
                 5.000%, 7/01/21 - MBIA Insured

        1,925   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          2,093,033
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

        1,500   Dormitory Authority of the State of New York, Revenue Bonds,          1/08 at 102.00         AAA          1,545,510
                 Vassar Brothers Hospital, Series 1997, 5.250%, 7/01/17 -
                 FSA Insured

        3,450   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA          3,658,553
                 Winthrop South Nassau University Health System Obligated
                 Group, Series 2001A, 5.250%, 7/01/31 - AMBAC Insured

        1,000   New York City Health and Hospitals Corporation, New York,             2/12 at 100.00         AAA          1,074,960
                 Health System Revenue Bonds, Series 2002A,
                 5.500%, 2/15/17 - FSA Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,625    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          1,740,001
        1,000    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          1,070,770

------------------------------------------------------------------------------------------------------------------------------------
       25,155   Total Health Care                                                                                        26,384,361
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 4.2% (2.8% OF TOTAL INVESTMENTS)

                New York City Housing Development Corporation, New York, Capital
                Fund Program Revenue Bonds, Series 2005A:
          400    5.000%, 7/01/14 - FGIC Insured                                         No Opt. Call         AAA            431,076
          400    5.000%, 7/01/16 - FGIC Insured                                       7/15 at 100.00         AAA            431,208
        2,165    5.000%, 7/01/25 - FGIC Insured                                       7/15 at 100.00         AAA          2,299,338

          200   New York City, New York, Multifamily Housing Revenue Bonds,           1/17 at 100.00         AAA            199,168
                 Seaview Towers, Series 2006A, 4.750%, 7/15/39 - AMBAC
                 Insured (Alternative Minimum Tax)

        1,920   New York State Housing Finance Agency, Mortgage Revenue               5/07 at 101.00         AAA          1,961,933
                 Refunding Bonds, Housing Project, Series 1996A,
                 6.125%, 11/01/20 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,085   Total Housing/Multifamily                                                                                 5,322,723
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.1% (0.7% OF TOTAL INVESTMENTS)

        1,290   Syracuse Industrial Development Authority, New York,                  1/17 at 100.00         AAA          1,345,560
                 PILOT Mortgage Revenue Bonds, Carousel Center Project,
                 Series 2007A, 5.000%, 1/01/36 - XLCA Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.5% (1.0% OF TOTAL INVESTMENTS)

        1,000   Babylon Industrial Development Agency, New York, Revenue              8/09 at 101.00         AAA          1,059,220
                 Bonds, WSNCHS East Inc., Series 2000B, 6.000%, 8/01/24 -
                 MBIA Insured

          850   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 102.00         AAA            897,039
                 Bonds, NYSARC Inc., Series 2001A, 5.000%, 7/01/26 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,850   Total Long-Term Care                                                                                      1,956,259
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 10.7% (7.0% OF TOTAL INVESTMENTS)

          500   Erie County, New York, General Obligation Bonds, Series 2003A,        3/13 at 100.00         Aaa            539,985
                 5.250%, 3/15/16 - FGIC Insured

          315   Erie County, New York, General Obligation Bonds, Series 2004B,          No Opt. Call         Aaa            341,154
                 5.250%, 4/01/13 - MBIA Insured

                Hudson Yards Infrastructure Corporation, New York, Revenue
                Bonds, Series 2006A:
        2,185    4.500%, 2/15/47 - MBIA Insured (UB)                                  2/17 at 100.00         AAA          2,160,506
          495    5.000%, 2/15/47 - FGIC Insured (UB)                                  2/17 at 100.00         AAA            524,215


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$         210   Nassau County, New York, General Obligation Improvement                 No Opt. Call         AAA     $      237,699
                 Bonds, Series 1993H, 5.500%, 6/15/16 - MBIA Insured

        2,000   New York City, New York, General Obligation Bonds, Fiscal             2/08 at 101.00         AAA          2,045,080
                 Series 1998F, 5.250%, 8/01/16 - FGIC Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        1,000    5.000%, 11/01/19 - FSA Insured                                      11/14 at 100.00         AAA          1,069,570
        1,100    5.000%, 11/01/20 - FSA Insured                                      11/14 at 100.00         AAA          1,174,217

        1,000   New York City, New York, General Obligation Bonds, Fiscal             3/15 at 100.00         AAA          1,070,010
                 Series 2005J, 5.000%, 3/01/19 - FGIC Insured

          915   Niagara Falls, New York, General Obligation Bonds, Series 1994,         No Opt. Call         AAA          1,093,452
                 7.500%, 3/01/13 - MBIA Insured

        1,000   Red Hook Central School District, Dutchess County, New York,          6/12 at 100.00         Aaa          1,065,670
                 General Obligation Refunding Bonds, Series 2002,
                 5.125%, 6/15/18 - FSA Insured

          500   West Islip Union Free School District, Suffolk County,               10/15 at 100.00         Aaa            542,490
                 New York, General Obligation Bonds, Series 2005,
                 5.000%, 10/01/16 - FSA Insured

        1,525   Yonkers, New York, General Obligation Bonds, Series 2005A,            8/15 at 100.00         AAA          1,644,789
                 5.000%, 8/01/16 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       12,745   Total Tax Obligation/General                                                                             13,508,837
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 49.0% (32.3% OF TOTAL INVESTMENTS)

          690   Dormitory Authority of the State of New York, Department              7/15 at 100.00         AAA            747,801
                 of Health Revenue Bonds, Series 2005A, 5.250%, 7/01/24 -
                 CIFG Insured

          145   Dormitory Authority of the State of New York, Improvement             8/10 at 100.00         AAA            151,361
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 2000D, 5.250%, 8/15/30 - FSA Insured

          500   Dormitory Authority of the State of New York, Lease Revenue           8/14 at 100.00         AAA            525,930
                 Bonds, Wayne-Finger Lakes Board of Cooperative Education
                 Services, Series 2004, 5.000%, 8/15/23 - FSA Insured

        1,210   Dormitory Authority of the State of New York, Revenue Bonds,          7/14 at 100.00         AAA          1,291,736
                 Department of Health, Series 2004-2, 5.000%, 7/01/20 -
                 FGIC Insured

          750   Dormitory Authority of the State of New York, Revenue Bonds,          2/15 at 100.00         AAA            790,103
                 Mental Health Services Facilities Improvements,
                 Series 2005B, 5.000%, 2/15/30 - AMBAC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Mental Health Services Facilities Improvements, Series 2005D-1:
          925    5.000%, 2/15/15 - FGIC Insured                                         No Opt. Call         AAA          1,000,092
          600    5.000%, 8/15/23 - FGIC Insured                                       2/15 at 100.00         AAA            635,382

                Dormitory Authority of the State of New York, Revenue Bonds,
                School Districts Financing Program, Series 2002D:
        4,300    5.250%, 10/01/23 - MBIA Insured                                     10/12 at 100.00         AAA          4,615,792
          875    5.000%, 10/01/30 - MBIA Insured                                     10/12 at 100.00         AAA            918,715

          375   Dormitory Authority of the State of New York, State Personal          3/15 at 100.00         AAA            400,811
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

          750   Erie County Industrial Development Agency, New York,                  5/12 at 100.00         AAA            820,478
                 School Facility Revenue Bonds, Buffalo City School District,
                 Series 2003, 5.750%, 5/01/19 - FSA Insured

          500   Erie County Industrial Development Agency, New York,                  5/14 at 100.00         AAA            559,395
                 School Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

        2,500   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          2,672,775
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 - FSA Insured

        1,700   Metropolitan Transportation Authority, New York, Dedicated           11/16 at 100.00         AAA          1,810,143
                 Tax Fund Bonds, Series 2006, 5.000%, 11/15/31 - MBIA Insured

        1,350   Metropolitan Transportation Authority, New York, State                7/12 at 100.00         AAA          1,464,629
                 Service Contract Bonds, Series 2002B, 5.500%, 7/01/18 -
                 MBIA Insured


                                       41

                        Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
$       1,500    5.750%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA     $    1,745,505
        1,500    5.500%, 1/01/20 - MBIA Insured                                       7/12 at 100.00         AAA          1,625,865
        2,000    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          2,079,840

                Nassau County Interim Finance Authority, New York, Sales Tax
                Secured Revenue Bonds, Series 2003A:
        1,000    5.000%, 11/15/18 - AMBAC Insured                                    11/13 at 100.00         AAA          1,071,780
          580    4.750%, 11/15/21 - AMBAC Insured                                    11/13 at 100.00         AAA            602,846
          580    4.750%, 11/15/22 - AMBAC Insured                                    11/13 at 100.00         AAA            601,483

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
          500    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA            531,095
          920    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA            976,598
          680    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA            721,385
        3,840    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          4,066,022

          925   New York City Transitional Finance Authority, New York,               1/17 at 100.00         AAA            996,558
                 Building Aid Revenue Bonds, Fiscal Series 2007S-2,
                 5.000%, 1/15/21 - FGIC Insured

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2003C:
          715    5.250%, 8/01/20 - AMBAC Insured                                      8/12 at 100.00         AAA            768,360
        2,090    5.250%, 8/01/21 - AMBAC Insured                                      8/12 at 100.00         AAA          2,245,977

        1,000   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          1,072,500
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.250%, 2/01/22 - MBIA Insured

        1,000   New York City Transitional Finance Authority, New York,               2/14 at 100.00         AAA          1,064,780
                 Future Tax Secured Bonds, Fiscal Series 2004C,
                 5.000%, 2/01/19 - XLCA Insured

        1,500   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          1,582,905
                 Future Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

                New York Convention Center Development Corporation,
                Hotel Unit Fee Revenue Bonds, Series 2005:
        1,035    5.000%, 11/15/30 - AMBAC Insured                                    11/15 at 100.00         AAA          1,094,730
        2,065    5.000%, 11/15/44 - AMBAC Insured                                    11/15 at 100.00         AAA          2,169,964

        1,500   New York State Local Government Assistance Corporation,                 No Opt. Call         AAA          1,646,295
                 Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured

        1,000   New York State Thruway Authority, Highway and Bridge                  4/14 at 100.00         AAA          1,055,860
                 Trust Fund Bonds, Second Generation, Series 2004,
                 5.000%, 4/01/23 - MBIA Insured

        2,960   New York State Thruway Authority, Highway and Bridge                    No Opt. Call         AAA          3,411,637
                 Trust Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured

          750   New York State Thruway Authority, State Personal Income               9/14 at 100.00         AAA            793,725
                 Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 -
                 AMBAC Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        2,100    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          2,256,996
        3,800    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          4,071,168

        1,900   New York State Urban Development Corporation, Revenue                   No Opt. Call         AAA          2,028,440
                 Bonds, Correctional Facilities, Series 1994A, 5.250%, 1/01/14 -
                 FSA Insured

          345   Niagara Falls City School District, Niagara County, New York,         6/15 at 100.00         AAA            363,116
                 Certificates of Participation, High School Facility, Series 2005,
                 5.000%, 6/15/28 - FSA Insured


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,000   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA     $    1,144,060
                 Revenue Refunding Bonds, Series 2002E, 5.500%, 7/01/18 -
                 FSA Insured

        1,500   Suffolk County Judicial Facilities Agency, New York, Service         10/09 at 101.00         AAA          1,563,135
                 Agreement Revenue Bonds, John P. Colahan Court Complex,
                 Series 1999, 5.000%, 4/15/16 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       57,455   Total Tax Obligation/Limited                                                                             61,757,768
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 11.5% (7.6% OF TOTAL INVESTMENTS)

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002A:
          500    5.500%, 11/15/19 - AMBAC Insured                                    11/12 at 100.00         AAA            545,170
        2,010    5.000%, 11/15/25 - FGIC Insured                                     11/12 at 100.00         AAA          2,124,771

        2,000   Metropolitan Transportation Authority, New York, Transportation      11/12 at 100.00         AAA          2,114,200
                 Revenue Refunding Bonds, Series 2002E, 5.000%, 11/15/25 -
                 MBIA Insured

        1,475   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA          1,555,801
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005G:
          600    5.000%, 1/01/30 - FSA Insured                                        7/15 at 100.00         AAA            635,508
        1,900    5.000%, 1/01/32 - FSA Insured                                        7/15 at 100.00         AAA          2,009,725

          500   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA            520,960
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Consolidated
                Revenue Bonds, One Hundred Fortieth Series 2005:
        1,000    5.000%, 12/01/28 - XLCA Insured                                      6/15 at 101.00         AAA          1,064,400
          565    5.000%, 12/01/31 - XLCA Insured                                      6/15 at 101.00         AAA            599,369

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
          780    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA            903,279
        2,300    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA          2,472,201

------------------------------------------------------------------------------------------------------------------------------------
       13,630   Total Transportation                                                                                     14,545,384
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 15.4% (10.1% OF TOTAL INVESTMENTS) (4)

        2,000   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00         AAA          2,143,940
                 State Personal Income Tax, Series 2003A, 5.000%, 3/15/32
                 (Pre-refunded 3/15/13) - FGIC Insured

        3,215   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         AAA          2,880,286
                 University of Rochester, Series 2000A, 0.000%, 7/01/24
                 (Pre-refunded 7/01/10) - MBIA Insured

        2,345   Long Island Power Authority, New York, Electric System General        6/08 at 101.00         AAA          2,408,385
                 Revenue Bonds, Series 1998A, 5.125%, 12/01/22
                 (Pre-refunded 6/01/08) - FSA Insured

          625   Long Island Power Authority, New York, Electric System                9/11 at 100.00         AAA            666,900
                 General Revenue Bonds, Series 2001A, 5.250%, 9/01/28
                 (Pre-refunded 9/01/11) - FSA Insured

          500   Longwood Central School District, Suffolk County, New York,           6/11 at 101.00         Aaa            546,010
                 Series 2000, 5.750%, 6/15/20 (Pre-refunded 6/15/11) -
                 FGIC Insured

        1,500   Metropolitan Transportation Authority, New York, Dedicated           10/15 at 100.00         AAA          1,609,470
                 Tax Fund Bonds, Series 1998A, 4.750%, 4/01/28
                 (Pre-refunded 10/01/15) - FGIC Insured

          500   Metropolitan Transportation Authority, New York, Dedicated           10/14 at 100.00         AAA            542,585
                 Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29
                 (Pre-refunded 10/01/14) - FSA Insured

        1,000   New York City Municipal Water Finance Authority, New York,            6/11 at 100.00         AAA          1,063,640
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2002A, 5.250%, 6/15/33 (Pre-refunded 6/15/11) -
                 FGIC Insured


                                       43

                        Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2003C:
$         285    5.250%, 8/01/20 (Pre-refunded 8/01/12) - AMBAC Insured               8/12 at 100.00         Aaa     $      307,415
          255    5.250%, 8/01/21 (Pre-refunded 8/01/12) - AMBAC Insured               8/12 at 100.00         Aaa            275,056

        1,000   New York State Thruway Authority, Highway and Bridge Trust            4/12 at 100.00         AAA          1,074,690
                 Fund Bonds, Series 2002A, 5.250%, 4/01/18
                 (Pre-refunded 4/01/12) - FSA Insured
        1,000   New York State Thruway Authority, Highway and Bridge Trust            4/12 at 100.00         AAA          1,063,340
                 Fund Bonds, Series 2002B, 5.000%, 4/01/20 (Pre-refunded
                 4/01/12) - AMBAC Insured

        2,000   New York State Urban Development Corporation, State                   3/13 at 100.00         AAA          2,197,060
                 Personal Income Tax Revenue Bonds, State Facilities and
                 Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded
                 3/15/13) - FGIC Insured

           85   Niagara Falls, New York, General Obligation Bonds,                      No Opt. Call         AAA            102,101
                 Series 1994, 7.500%, 3/01/13 - MBIA Insured (ETM)

        2,115   Niagara Falls, Niagara County, New York, General Obligation             No Opt. Call         AAA          2,267,682
                 Water Treatment Plant Bonds, Series 1994,
                 8.500%, 11/01/08 - MBIA Insured (Alternative
                 Minimum Tax) (ETM)

          265   Suffolk County Water Authority, New York, Subordinate Lien              No Opt. Call         AAA            283,521
                 Waterworks Revenue Bonds, Series 1993, 5.100%, 6/01/12 -
                 MBIA Insured (ETM)

------------------------------------------------------------------------------------------------------------------------------------
       18,690   Total U.S. Guaranteed                                                                                    19,432,081
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 5.3% (3.5% OF TOTAL INVESTMENTS)

          500   Long Island Power Authority, New York, Electric System                9/11 at 100.00         AAA            520,530
                 General Revenue Bonds, Series 2001A, 5.000%, 9/01/27 -
                 FSA Insured

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2006A:
        2,270    5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00         AAA          2,420,251
        2,930    5.000%, 12/01/25 - FGIC Insured                                      6/16 at 100.00         AAA          3,119,307

                Power Authority of the State of New York, General Revenue
                Bonds, Series 2006A:
          375    5.000%, 11/15/18 - FGIC Insured                                     11/15 at 100.00         AAA            404,723
          250    5.000%, 11/15/19 - FGIC Insured                                     11/15 at 100.00         AAA            268,790

------------------------------------------------------------------------------------------------------------------------------------
        6,325   Total Utilities                                                                                           6,733,601
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 9.0% (5.9% OF TOTAL INVESTMENTS)

        1,830   Monroe County Water Authority, New York, Water System                 8/11 at 101.00         AAA          1,946,827
                 Revenue Bonds, Series 2001, 5.250%, 8/01/36 - MBIA Insured

        1,660   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA          1,791,771
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        2,000   New York City Municipal Water Finance Authority, New York,            6/14 at 100.00         AAA          2,099,140
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2004C, 5.000%, 6/15/35 - AMBAC Insured

        1,980   New York City Municipal Water Finance Authority, New York,            6/15 at 100.00         AAA          2,099,473
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2005C, 5.000%, 6/15/27 - MBIA Insured


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$         735   Suffolk County Water Authority, New York, Subordinate Lien              No Opt. Call         AAA     $      784,649
                 Waterworks Revenue Bonds, Series 1993, 5.100%, 6/01/12 -
                 MBIA Insured

        2,500   Suffolk County Water Authority, New York, Waterworks                  6/15 at 100.00         AAA          2,648,500
                 Revenue Bonds, Series 2005C, 5.000%, 6/01/28 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,705   Total Water and Sewer                                                                                    11,370,360
------------------------------------------------------------------------------------------------------------------------------------
$     180,490   Total Investments (cost $184,491,208) - 152.1%                                                          191,986,392
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (5.4)%                                                                       (6,795,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 4.8%                                                                      6,061,965
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.5)%                                                        (65,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  126,253,357
                ====================================================================================================================

                    All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

             (ETM)  Escrowed to maturity.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Insured New York Dividend Advantage Municipal Fund (NKO)
                        Portfolio of
                                INVESTMENTS March 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.9% (2.5% OF TOTAL INVESTMENTS)

$       2,650   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB     $    2,730,613
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

        1,000   New York Counties Tobacco Trust III, Tobacco Settlement               6/13 at 100.00         BBB          1,062,140
                 Pass-Through Bonds, Series 2003, 5.750%, 6/01/33

          860   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB            900,661
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

------------------------------------------------------------------------------------------------------------------------------------
        4,510   Total Consumer Staples                                                                                    4,693,414
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 20.8% (13.5% OF TOTAL INVESTMENTS)

        4,000   Dormitory Authority of the State of New York, Insured Revenue           No Opt. Call         AAA          4,422,760
                 Bonds, Mount Sinai School of Medicine, Series 1994A,
                 5.150%, 7/01/24 - MBIA Insured

        1,280   Dormitory Authority of the State of New York, Insured Revenue         7/08 at 101.00         AAA          1,314,010
                 Bonds, New York Medical College, Series 1998,
                 5.000%, 7/01/21 - MBIA Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue             No Opt. Call         AAA          1,080,830
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA            570,560
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

        3,250   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          3,855,215
                 New York University, Series 1998A, 6.000%, 7/01/18 -
                 MBIA Insured

                New York City Industrial Development Authority, New York, PILOT
                Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
        1,250    5.000%, 1/01/36 - AMBAC Insured                                      1/17 at 100.00         AAA          1,326,700
        4,375    5.000%, 1/01/39 - AMBAC Insured (UB)                                 1/17 at 100.00         AAA          4,636,276

                New York City Industrial Development Authority, New York, PILOT
                Revenue Bonds, Yankee Stadium Project, Series 2006:
          395    5.000%, 3/01/31 - FGIC Insured                                       9/16 at 100.00         AAA            419,202
          450    5.000%, 3/01/36 - MBIA Insured                                       9/16 at 100.00         AAA            476,856
        2,760    5.000%, 3/01/36 - MBIA Insured (UB)                                  9/16 at 100.00         AAA          2,924,717

        4,000   New York City Trust for Cultural Resources, New York, Revenue         7/12 at 100.00         AAA          4,226,560
                 Bonds, Museum of Modern Art, Series 2001D, 5.125%, 7/01/31 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       23,260   Total Education and Civic Organizations                                                                  25,253,686
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 21.9% (14.2% OF TOTAL INVESTMENTS)

        2,000   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 101.00         AAA          2,023,940
                 Mortgage Hospital Revenue Bonds, New York and Presbyterian
                 Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured

        1,400   Dormitory Authority of the State of New York, FHA-Insured             8/12 at 100.00         AAA          1,481,130
                 Mortgage Hospital Revenue Bonds, St. Barnabas Hospital,
                 Series 2002A, 5.125%, 2/01/22 - AMBAC Insured

        9,800   Dormitory Authority of the State of New York, FHA-Insured             8/09 at 101.00         AAA         10,295,290
                 Mortgage Revenue Bonds, New York Hospital Medical
                 Center of Queens, Series 1999, 5.600%, 2/15/39 -
                 AMBAC Insured

        1,500   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          1,586,010
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/22 - FGIC Insured

        2,050   Dormitory Authority of the State of New York, Hospital                7/09 at 101.00         AAA          2,147,806
                 Revenue Bonds, Catholic Health Services of Long Island
                 Obligated Group - St. Francis Hospital, Series 1999A,
                 5.500%, 7/01/22 - MBIA Insured


                                       46

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$         170   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00         AAA     $      177,959
                 Catholic Health Services of Long Island Obligated Group -
                 St. Charles Hospital and Rehabilitation Center, Series 1999A,
                 5.500%, 7/01/22 - MBIA Insured

        1,725   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00         AAA          1,842,611
                 Memorial Sloan-Kettering Cancer Center, Series 2003-1,
                 5.000%, 7/01/21 - MBIA Insured
          915   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA            994,870
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

          600   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            635,022
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

          690   New York City Health and Hospitals Corporation, New York,             2/12 at 100.00         AAA            741,722
                 Health System Revenue Bonds, Series 2002A,
                 5.500%, 2/15/17 - FSA Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,500    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          1,606,155
        1,000    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          1,070,770

                Suffolk County Industrial Development Agency, New York,
                Revenue Bonds, Huntington Hospital, Series 2002C:
          725    6.000%, 11/01/22                                                    11/12 at 100.00        Baa1            778,708
        1,045    5.875%, 11/01/32                                                    11/12 at 100.00        Baa1          1,110,720

------------------------------------------------------------------------------------------------------------------------------------
       25,120   Total Health Care                                                                                        26,492,713
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 3.6% (2.4% OF TOTAL INVESTMENTS)

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2002A:
        2,725    5.375%, 11/01/23 (Alternative Minimum Tax)                           5/12 at 100.00          AA          2,824,681
        1,375    5.500%, 11/01/34 (Alternative Minimum Tax)                           5/12 at 100.00          AA          1,421,365

          180   New York City, New York, Multifamily Housing Revenue Bonds,           1/17 at 100.00         AAA            179,251
                 Seaview Towers, Series 2006A, 4.750%, 7/15/39 - AMBAC
                 Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        4,280   Total Housing/Multifamily                                                                                 4,425,297
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.1% (0.7% OF TOTAL INVESTMENTS)

        1,225   Syracuse Industrial Development Authority, New York,                  1/17 at 100.00         AAA          1,277,761
                 PILOT Mortgage Revenue Bonds, Carousel Center Project,
                 Series 2007A, 5.000%, 1/01/36 - XLCA Insured (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.7% (1.7% OF TOTAL INVESTMENTS)

          525   Dormitory Authority of the State of New York, GNMA                    2/17 at 103.00          AA            570,287
                 Collateralized Revenue Bonds, Cabrini of Westchester Project,
                 Series 2006, 5.200%, 2/15/41

                Dormitory Authority of the State of New York, GNMA
                Collateralized Revenue Bonds, Willow Towers Inc., Series 2002:
        1,000    5.250%, 2/01/22                                                      8/12 at 101.00         AAA          1,066,330
        1,500    5.400%, 2/01/34                                                      8/12 at 101.00         AAA          1,602,000

------------------------------------------------------------------------------------------------------------------------------------
        3,025   Total Long-Term Care                                                                                      3,238,617
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 15.2% (9.9% OF TOTAL INVESTMENTS)

                Buffalo, New York, General Obligation Bonds, Series 2002B:
        1,490    5.375%, 11/15/18 - MBIA Insured                                     11/12 at 100.00         AAA          1,614,445
        2,375    5.375%, 11/15/20 - MBIA Insured                                     11/12 at 100.00         AAA          2,573,360

        1,240   Canandaigua City School District, Ontario County, New York,           4/12 at 101.00         Aaa          1,339,076
                 General Obligation Refunding Bonds, Series 2002A,
                 5.375%, 4/01/17 - FSA Insured

                Hudson Yards Infrastructure Corporation, New York,
                Revenue Bonds Series 2006:
        2,185    4,500%, 2/15/47 - MBIA Insured (UB)                                  2/17 at 100.00         AAA          2,160,506
          510    5.000%, 2/15/47 - MBIA Insured (UB)                                  2/17 at 100.00         AAA            540,100

        3,000   New York City, New York, General Obligation Bonds,                    3/11 at 101.00         AAA          3,194,520
                 Fiscal Series 2001H, 5.250%, 3/15/16 - FGIC Insured


                                       47

                        Nuveen Insured New York Dividend Advantage Municipal Fund (NKO) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       3,250   New York City, New York, General Obligation Bonds, Fiscal             3/12 at 100.00         AAA     $    3,438,370
                 Series 2002C, 5.125%, 3/15/25 - FSA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        1,700    5.000%, 11/01/19 - FSA Insured                                      11/14 at 100.00         AAA          1,818,269
        1,100    5.000%, 11/01/20 - FSA Insured                                      11/14 at 100.00         AAA          1,174,217

          525   New York City, New York, General Obligation Bonds, Fiscal             8/15 at 100.00         AAA            567,793
                 Series 2006C, 5.000%, 8/01/16 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       17,375   Total Tax Obligation/General                                                                             18,420,656
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 38.4% (24.9% OF TOTAL INVESTMENTS)

          250   Dormitory Authority of the State of New York, 853 Schools             7/08 at 101.00         AAA            257,400
                 Program Insured Revenue Bonds, Vanderheyden Hall Inc.,
                 Issue 2, Series 1998F, 5.250%, 7/01/18 - AMBAC Insured

          220   Dormitory Authority of the State of New York, Improvement             8/09 at 101.00         AAA            228,875
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1999D, 5.250%, 2/15/29 - FSA Insured

          300   Dormitory Authority of the State of New York, Revenue                 2/15 at 100.00         AAA            316,041
                 Bonds, Mental Health Services Facilities Improvements,
                 Series 2005B, 5.000%, 2/15/30 - AMBAC Insured

        3,000   Dormitory Authority of the State of New York, Revenue Bonds,         10/12 at 100.00         AAA          3,220,320
                 School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

          160   Dormitory Authority of the State of New York, State Personal          3/15 at 100.00         AAA            171,013
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

                Dormitory Authority of the State of New York, State Personal
                Income Tax Revenue Bonds, Series 2006C:
          330    5.000%, 12/15/31 (UB)                                               12/16 at 100.00         AAA            352,074
          690    5.000%, 12/15/35 (UB)                                               12/16 at 100.00         AAA            735,016

          400   Erie County Industrial Development Agency, New York,                  5/12 at 100.00         AAA            437,588
                 School Facility Revenue Bonds, Buffalo City School District,
                 Series 2003, 5.750%, 5/01/20 - FSA Insured

        2,290   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          2,448,262
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 -
                 FSA Insured

        1,615   Metropolitan Transportation Authority, New York, Dedicated           11/16 at 100.00         AAA          1,719,636
                 Tax Fund Bonds, Series 2006, 5.000%, 11/15/31 - MBIA Insured

        4,000   Metropolitan Transportation Authority, New York, State                7/12 at 100.00         AAA          4,214,720
                 Service Contract Refunding Bonds, Series 2002A,
                 5.000%, 7/01/25 - FGIC Insured

        1,000   Nassau County Interim Finance Authority, New York, Sales             11/13 at 100.00         AAA          1,071,780
                 Tax Secured Revenue Bonds, Series 2003A, 5.000%, 11/15/18 -
                 AMBAC Insured

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
          500    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA            531,095
        3,400    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          3,609,168
        1,040    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA          1,103,294

          865   New York City Transitional Finance Authority, New York,               1/17 at 100.00         AAA            931,916
                 Building Aid Revenue Bonds, Fiscal Series 2007S-2,
                 5.000%, 1/15/21 - FGIC Insured

        5,000   New York City Transitional Finance Authority, New York,              11/11 at 101.00         AAA          5,364,049
                 Future Tax Secured Bonds, Fiscal Series 2002B,
                 5.250%, 5/01/16 - MBIA Insured

          890   New York City Transitional Finance Authority, New York,               8/12 at 100.00         AAA            956,421
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/21 - AMBAC Insured

          500   New York City Transitional Finance Authority, New York,               2/14 at 100.00         AAA            532,390
                 Future Tax Secured Bonds, Fiscal Series 2004C,
                 5.000%, 2/01/19 - XLCA Insured

                New York Convention Center Development Corporation,
                Hotel Unit Fee Revenue Bonds, Series 2005:
          500    5.000%, 11/15/30 - AMBAC Insured                                    11/15 at 100.00         AAA            528,855
        1,000    5.000%, 11/15/44 - AMBAC Insured                                    11/15 at 100.00         AAA          1,050,830

        2,625   New York State Thruway Authority, Highway and Bridge                    No Opt. Call         AAA          3,025,523
                 Trust Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured


                                       48

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
$       1,900    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA     $    2,042,044
        1,000    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          1,071,360

          750   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-            812,415
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

        8,600   New York State Urban Development Corporation, Revenue                   No Opt. Call         AAA          9,858,179
                 Refunding Bonds, State Facilities, Series 1995,
                 5.700%, 4/01/20 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       42,825   Total Tax Obligation/Limited                                                                             46,590,264
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 12.4% (8.0% OF TOTAL INVESTMENTS)

                Metropolitan Transportation Authority, New York,
                Transportation Revenue Refunding Bonds, Series 2002A:
        2,000    5.125%, 11/15/22 - FGIC Insured                                     11/12 at 100.00         AAA          2,131,940
        4,000    5.000%, 11/15/25 - FGIC Insured                                     11/12 at 100.00         AAA          4,228,400

          140   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA            147,669
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005G:
          350    5.000%, 1/01/30 - FSA Insured                                        7/15 at 100.00         AAA            370,713
        1,000    5.000%, 1/01/32 - FSA Insured                                        7/15 at 100.00         AAA          1,057,750

           85   Niagara Frontier Airport Authority, New York, Airport                 4/09 at 101.00         AAA             88,563
                 Revenue Bonds, Buffalo Niagara International Airport,
                 Series 1999A, 5.625%, 4/01/29 - MBIA Insured
                 (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Consolidated
                Revenue Bonds, One Hundred Fortieth Series 2005:
          500    5.000%, 12/01/19 - FSA Insured                                       6/15 at 101.00         AAA            539,230
        1,000    5.000%, 12/01/28 - XLCA Insured                                      6/15 at 101.00         AAA          1,064,400
          345    5.000%, 12/01/31 - XLCA Insured                                      6/15 at 101.00         AAA            365,986

        4,000   Port Authority of New York and New Jersey, Consolidated               8/08 at 101.00         AAA          4,099,800
                 Revenue Bonds, One Hundred Twenty-Fourth Series 2001,
                 5.000%, 8/01/11 - FGIC Insured (Alternative Minimum Tax)

          780   Triborough Bridge and Tunnel Authority, New York, Subordinate           No Opt. Call         AAA            903,279
                 Lien General Purpose Revenue Refunding Bonds,
                 Series 2002E, 5.500%, 11/15/20 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,200   Total Transportation                                                                                     14,997,730
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 14.4% (9.4% OF TOTAL INVESTMENTS) (4)

          170   Dormitory Authority of the State of New York, Judicial                  No Opt. Call         AAA            200,762
                 Facilities Lease Revenue Bonds, Suffolk County Issue,
                 Series 1986, 7.375%, 7/01/16 (ETM)

        4,750   Dormitory Authority of the State of New York, Revenue Bonds,          5/12 at 101.00         AAA          5,096,893
                 State University Educational Facilities, Series 2002A,
                 5.000%, 5/15/27 (Pre-refunded 5/15/12) - FGIC Insured

          680   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA            698,380
                 General Revenue Bonds, Series 1998A, 5.125%, 12/01/22
                 (Pre-refunded 6/01/08) - FSA Insured

        2,715   Long Island Power Authority, New York, Electric System                9/11 at 100.00         AAA          2,897,014
                 General Revenue Bonds, Series 2001A, 5.250%, 9/01/28
                 (Pre-refunded 9/01/11) - FSA Insured

          110   New York City Transitional Finance Authority, New York,               8/12 at 100.00         Aaa            118,652
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/21 (Pre-refunded 8/01/12) - AMBAC Insured

          935   New York State Housing Finance Agency, Construction Fund                No Opt. Call         AAA          1,019,795
                 Bonds, State University, Series 1986A, 8.000%, 5/01/11 (ETM)

        3,000   New York State Urban Development Corporation, State                   3/12 at 100.00         AAA          3,205,320
                 Personal Income Tax Revenue Bonds, State Facilities and
                 Equipment, Series 2002A, 5.125%, 3/15/27
                 (Pre-refunded 3/15/12)

        2,575   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          2,755,199
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

        1,420   TSASC Inc., New York, Tobacco Asset-Backed Bonds,                     7/12 at 100.00         AAA          1,526,543
                 Series 2002-1, 5.500%, 7/15/24 (Pre-refunded 7/15/12)

------------------------------------------------------------------------------------------------------------------------------------
       16,355   Total U.S. Guaranteed                                                                                    17,518,558
------------------------------------------------------------------------------------------------------------------------------------


                                       49

                        Nuveen Insured New York Dividend Advantage Municipal Fund (NKO) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 16.5% (10.7% OF TOTAL INVESTMENTS)

$       5,000   Long Island Power Authority, New York, Electric System                9/11 at 100.00         AAA     $    5,205,299
                 General Revenue Bonds, Series 2001A,
                 5.000%, 9/01/27 - FSA Insured

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        1,700    5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00         AAA          1,812,523
        1,300    5.000%, 12/01/25 - FGIC Insured                                      6/16 at 100.00         AAA          1,383,993

        5,000   New York State Energy Research and Development Authority,            11/08 at 102.00         AAA          5,194,300
                 Pollution Control Revenue Refunding Bonds, Niagara
                 Mohawk Power Corporation, Series 1998A, 5.150%, 11/01/25 -
                 AMBAC Insured

        5,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          5,262,249
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured

        1,090   Westchester County Industrial Development Agency,                     7/07 at 101.00         BBB          1,104,050
                 Westchester County, New York, Resource Recovery Revenue
                 Bonds, RESCO Company, Series 1996, 5.500%, 7/01/09
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       19,090   Total Utilities                                                                                          19,962,414
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 3.3% (2.1% OF TOTAL INVESTMENTS)

        1,500   Niagara Falls Public Water Authority, New York, Water and             7/15 at 100.00         AAA          1,579,440
                 Sewerage Revenue Bonds, Series 2005, 5.000%, 7/15/28 -
                 XLCA Insured

        2,295   Suffolk County Water Authority, New York, Waterworks                  6/15 at 100.00         AAA          2,431,323
                 Revenue Bonds, Series 2005C, 5.000%, 6/01/28 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
        3,795   Total Water and Sewer                                                                                     4,010,763
------------------------------------------------------------------------------------------------------------------------------------
$     175,060   Total Investments (cost $178,652,250) - 154.2%                                                          186,881,873
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (6.0)%                                                                       (7,230,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      2,540,159
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.3)%                                                        (61,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  121,192,032
                ====================================================================================================================

                    At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

             (ETM)  Escrowed to maturity.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK)
                        Portfolio of
                                INVESTMENTS March 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.8% (2.4% OF TOTAL INVESTMENTS)

$       1,500   New York Counties Tobacco Trust III, Tobacco Settlement               6/13 at 100.00         BBB     $    1,593,210
                 Pass-Through Bonds, Series 2003, 5.750%, 6/01/33

          350   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB            366,548
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

------------------------------------------------------------------------------------------------------------------------------------
        1,850   Total Consumer Staples                                                                                    1,959,758
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 26.1% (16.9% OF TOTAL INVESTMENTS)

        2,000   Dormitory Authority of the State of New York, Insured Revenue         9/12 at 100.00          AA          2,074,320
                 Bonds, Long Island University, Series 2003A, 5.000%, 9/01/32 -
                 RAAI Insured

        2,000   Dormitory Authority of the State of New York, Insured Revenue           No Opt. Call         AAA          2,211,380
                 Bonds, Mount Sinai School of Medicine, Series 1994A,
                 5.150%, 7/01/24 - MBIA Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue             No Opt. Call         AAA          1,080,830
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00          AA          1,038,790
                 Mount St. Mary College, Series 2003, 5.000%, 7/01/32 -
                 RAAI Insured

        2,500   Dormitory Authority of the State of New York, Revenue Bonds,          7/12 at 100.00         Aaa          2,675,900
                 Rochester Institute of Technology, Series 2002A,
                 5.250%, 7/01/22 - AMBAC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Rochester Institute of Technology, Series 2006A:
          100    5.250%, 7/01/20 - AMBAC Insured                                        No Opt. Call         Aaa            112,590
           80    5.250%, 7/01/21 - AMBAC Insured                                        No Opt. Call         Aaa             90,452

                New York City Industrial Development Authority, New York, PILOT
                Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
          625   5.000%, 1/01/36 - AMBAC Insured                                       1/17 at 100.00         AAA            663,350
        1,890   5.000%, 1/01/39 - AMBAC Insured (UB)                                  1/17 at 100.00         AAA          2,002,871

                New York City Industrial Development Authority, New York, PILOT
                Revenue Bonds, Yankee Stadium Project, Series 2006:
          170    5.000%, 3/01/31 - FGIC Insured                                       9/16 at 100.00         AAA            180,416
          225    5.000%, 3/01/36 - MBIA Insured                                       9/16 at 100.00         AAA            238,428
        1,200    5.000%, 3/01/36 - MBIA Insured (UB)                                  9/16 at 100.00         AAA          1,271,616

------------------------------------------------------------------------------------------------------------------------------------
       12,790   Total Education and Civic Organizations                                                                  13,640,943
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 22.8% (14.8% OF TOTAL INVESTMENTS)

        2,000   Dormitory Authority of the State of New York, FHA-Insured             2/13 at 100.00         AAA          2,104,140
                 Mortgage Hospital Revenue Bonds, Lutheran Medical Center,
                 Series 2003, 5.000%, 8/01/31 - MBIA Insured

        3,000   Dormitory Authority of the State of New York, FHA-Insured             8/12 at 100.00         AAA          3,145,650
                 Mortgage Hospital Revenue Bonds, St. Barnabas Hospital,
                 Series 2002A, 5.000%, 2/01/31 - AMBAC Insured

        1,000   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          1,057,340
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/22 - FGIC Insured

           25   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00         AAA             26,705
                 Memorial Sloan-Kettering Cancer Center, Series 2003-1,
                 5.000%, 7/01/21 - MBIA Insured

          815   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA            886,141
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,          5/13 at 100.00          A3            531,105
                 North Shore Long Island Jewish Group, Series 2003,
                 5.375%, 5/01/23


                                       51

                        Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$         750   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1     $      793,778
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

          500   New York City Health and Hospitals Corporation, New York,             2/12 at 100.00         AAA            537,480
                 Health System Revenue Bonds, Series 2002A,
                 5.500%, 2/15/17 - FSA Insured

        2,640   New York City Health and Hospitals Corporation, New York,             2/13 at 100.00         AAA          2,826,833
                 Health System Revenue Bonds, Series 2003A,
                 5.250%, 2/15/21 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       11,230   Total Health Care                                                                                        11,909,172
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 3.0% (2.0% OF TOTAL INVESTMENTS)

        1,185   Dormitory Authority of the State of New York, FHA-Insured             2/13 at 102.00         AAA          1,266,054
                 Nursing Home Mortgage Revenue Bonds, Shorefront Jewish
                 Geriatric Center Inc., Series 2002, 5.200%, 2/01/32

          300   Dormitory Authority of the State of New York, GNMA                    2/17 at 103.00          AA            325,878
                 Collateralized Revenue Bonds, Cabrini of Westchester
                 Project, Series 2006, 5.200%, 2/15/41

------------------------------------------------------------------------------------------------------------------------------------
        1,485   Total Long-Term Care                                                                                      1,591,932
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 6.7% (4.3% OF TOTAL INVESTMENTS)

                Hudson Yards Infrastructure Corporation, New York, Revenue
                Bonds Series 2006A:
          405    4.500%, 2/15/47 - MBIA Insured (UB)                                  2/17 at 100.00         AAA            400,460
          195    5.000%, 2/15/47 - FGIC Insured (UB)                                  2/17 at 100.00         AAA            206,509

        2,310   New York City, New York, General Obligation Bonds,                    8/08 at 101.00         AAA          2,369,529
                 Fiscal Series 1998H, 5.125%, 8/01/25 - MBIA Insured

          250   New York City, New York, General Obligation Bonds, Fiscal            11/14 at 100.00         AAA            267,393
                 Series 2004E, 5.000%, 11/01/19 - FSA Insured

          225   New York City, New York, General Obligation Bonds, Fiscal             8/15 at 100.00         AAA            243,340
                 Series 2006C, 5.000%, 8/01/16 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        3,385   Total Tax Obligation/General                                                                              3,487,231
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 41.8% (27.1% OF TOTAL INVESTMENTS)

        2,695   Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue         No Opt. Call         AAA          2,902,919
                 State Aid Secured Bonds, Series 2004A, 5.250%, 8/15/12 -
                 MBIA Insured

          145   Dormitory Authority of the State of New York, Improvement             8/09 at 101.00         AAA            150,849
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1999D, 5.250%, 2/15/29 - FSA Insured

        3,000   Dormitory Authority of the State of New York, Revenue Bonds,         10/12 at 100.00         AAA          3,220,320
                 School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

          715   Metropolitan Transportation Authority, New York, Dedicated           11/16 at 100.00         AAA            761,325
                 Tax Fund Bonds, Series 2006, 5.000%, 11/15/31 -
                 MBIA Insured

        1,000   Metropolitan Transportation Authority, New York, State                7/12 at 100.00         AAA          1,053,680
                 Service Contract Refunding Bonds, Series 2002A,
                 5.000%, 7/01/25 - FGIC Insured

          560   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00         BBB            589,338
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
          610    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA            647,527
          555    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA            588,777

        3,000   New York City Transitional Finance Authority, New York,               8/12 at 100.00         AAA          3,223,890
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/18 - AMBAC Insured

        2,000   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          2,110,540
                 Future Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

        1,290   New York State Environmental Facilities Corporation,                  1/13 at 100.00         AAA          1,360,370
                 State Personal Income Tax Revenue Bonds, Series 2002A,
                 5.000%, 1/01/23 - FGIC Insured

          950   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          1,094,951
                 Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured


                                       52

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,200   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AAA     $    1,289,712
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 -
                 AMBAC Insured

          750   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-            812,415
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

          100   New York State Urban Development Corporation, Revenue                 1/08 at 102.00         AAA            102,976
                 Refunding Bonds, Correctional Capital Facilities, Series 1998,
                 5.000%, 1/01/20 - MBIA Insured

        1,860   New York State Urban Development Corporation, Service                   No Opt. Call         AA-          1,972,511
                 Contract Revenue Bonds, Correctional and Youth Facilities,
                 Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

------------------------------------------------------------------------------------------------------------------------------------
       20,430   Total Tax Obligation/Limited                                                                             21,882,100
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 8.2% (5.3% OF TOTAL INVESTMENTS)

        1,000   Metropolitan Transportation Authority, New York,                     11/12 at 100.00         AAA          1,057,100
                 Transportation Revenue Refunding Bonds, Series 2002A,
                 5.000%, 11/15/25 - FGIC Insured

        3,030   Port Authority of New York and New Jersey, Consolidated              11/12 at 101.00         AAA          3,218,618
                 Revenue Bonds, One Hundred Twenty-Eighth Series 2002,
                 5.000%, 11/01/22 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,030   Total Transportation                                                                                      4,275,718
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 27.1% (17.5% OF TOTAL INVESTMENTS) (4)

          395   Dormitory Authority of the State of New York, Lease Revenue           7/09 at 101.00         AAA            411,938
                 Bonds, State University Dormitory Facilities, Series 1999B,
                 5.125%, 7/01/28 (Pre-refunded 7/01/09) - MBIA Insured

        2,500   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00         AAA          2,679,925
                 State Personal Income Tax, Series 2003A, 5.000%, 3/15/32
                 (Pre-refunded 3/15/13) - FGIC Insured

          100   Erie County Water Authority, New York, Water Revenue                    No Opt. Call         AAA            113,388
                 Bonds, Series 1990B, 6.750%, 12/01/14 -
                 AMBAC Insured (ETM)

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
        1,000    5.125%, 12/01/22 (Pre-refunded 6/01/08) - FSA Insured                6/08 at 101.00         AAA          1,027,030
        2,725    5.125%, 12/01/22 (Pre-refunded 6/01/08) - FSA Insured                6/08 at 101.00         AAA          2,798,657

           90   New York City, New York, General Obligation Bonds,                    8/08 at 101.00         AAA             92,659
                 Fiscal Series 1998H, 5.125%, 8/01/25 (Pre-refunded 8/01/08) -
                 MBIA Insured

        3,500   New York State Thruway Authority, Highway and Bridge Trust            4/12 at 100.00         AAA          3,721,688
                 Fund Bonds, Series 2002B, 5.000%, 4/01/20 (Pre-refunded
                 4/01/12) - AMBAC Insured

          140   New York State Urban Development Corporation, Service                 1/11 at 100.00     AA- (4)            149,276
                 Contract Revenue Bonds, Correctional and Youth Facilities,
                 Series 2002A, 5.500%, 1/01/17 (Pre-refunded 1/01/11)

          500   New York State Urban Development Corporation, State                   3/13 at 100.00         AAA            549,265
                 Personal Income Tax Revenue Bonds, State Facilities and
                 Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded
                 3/15/13) - FGIC Insured

        1,975   Triborough Bridge and Tunnel Authority, New York, General             1/12 at 100.00         AAA          2,104,935
                 Purpose Revenue Bonds, Series 2002A, 5.125%, 1/01/31
                 (Pre-refunded 1/01/12) - MBIA Insured

          450   TSASC Inc., New York, Tobacco Flexible Amortization Bonds,            7/09 at 101.00         AAA            479,970
                 Series 1999-1, 6.250%, 7/15/34 (Mandatory put 7/15/24)
                 (Pre-refunded 7/15/09)

------------------------------------------------------------------------------------------------------------------------------------
       13,375   Total U.S. Guaranteed                                                                                    14,128,731
------------------------------------------------------------------------------------------------------------------------------------


                                       53

                        Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.8% (8.3% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
$       1,130    5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00         AAA     $    1,204,795
          870    5.000%, 12/01/25 - FGIC Insured                                      6/16 at 100.00         AAA            926,211

        2,000   Power Authority of the State of New York, General Revenue            11/12 at 100.00         Aa2          2,128,240
                 Bonds, Series 2002A, 5.000%, 11/15/20

                Power Authority of the State of New York, General Revenue
                Bonds, Series 2006A:
          165    5.000%, 11/15/18 - FGIC Insured                                     11/15 at 100.00         AAA            178,078
          110    5.000%, 11/15/19 - FGIC Insured                                     11/15 at 100.00         AAA            118,268

        2,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          2,104,900
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,275   Total Utilities                                                                                           6,660,492
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 1.3% (0.8% OF TOTAL INVESTMENTS)

          640   Niagara Falls Public Water Authority, New York, Water and             7/15 at 100.00         AAA            673,894
                 Sewerage Revenue Bonds, Series 2005, 5.000%, 7/15/28 -
                 XLCA Insured

------------------------------------------------------------------------------------------------------------------------------------
$      75,490   Total Long-Term Investments (cost $77,364,610) - 153.6%                                                  80,209,971
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.0% (0.6% OF TOTAL INVESTMENTS)

          100   New York City Municipal Water Finance Authority, New York,                                  A-1+            100,000
                 Water and Sewerage System Revenue Bonds, Variable Rate
                 Demand Obligations, Fiscal Series 1993C, 3.760%, 6/15/22 -
                 FGIC Insured (5)

          400   Puerto Rico Government Development Bank, Adjustable                                         A-1+            400,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 3.470%, 12/01/15 - MBIA Insured (5)

------------------------------------------------------------------------------------------------------------------------------------
$         500   Total Short-Term Investments (cost $500,000)                                                                500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $77,864,610) - 154.6%                                                            80,709,971
                -------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (4.7)%                                                                       (2,460,000)
                -------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                        966,678
                -------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.7)%                                                        (27,000,000)
                -------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   52,216,649
                ====================================================================================================================

                    At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

             (ETM)  Escrowed to maturity.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES March 31, 2007 (Unaudited)
                                                                                         NEW YORK          NEW YORK         NEW YORK
                                                                                INVESTMENT QUALITY   SELECT QUALITY   QUALITY INCOME
                                                                                            (NQN)             (NVN)            (NUN)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $404,065,129, $534,610,316 and
   $532,944,288, respectively)                                                      $419,769,726      $563,487,471     $559,136,261
Cash                                                                                          --                --               --
Receivables:
   Interest                                                                            5,774,810         7,553,790        7,512,520
   Investments sold                                                                    2,265,000         2,000,000       13,690,087
Other assets                                                                              43,236            54,197           49,035
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                   427,852,772       573,095,458      580,387,903
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                         2,851,164         2,478,810        1,373,132
Floating rate obligations                                                             14,900,000        19,400,000       19,610,000
Accrued expenses:
   Management fees                                                                       216,775           289,538          293,651
   Other                                                                                  81,941           100,374          106,786
Preferred share dividends payable                                                         64,595            51,970           65,773
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                               18,114,475        22,320,692       21,449,342
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                               144,000,000       193,000,000      197,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $265,738,297      $357,774,766     $361,938,561
====================================================================================================================================
Common shares outstanding                                                             17,720,933        23,435,202       24,083,739
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                            $      15.00      $      15.27     $      15.03
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                             $    177,209      $    234,352     $    240,837
Paid-in surplus                                                                      248,904,099       327,923,797      335,102,933
Undistributed (Over-distribution of) net investment income                               627,481           297,353          (54,550)
Accumulated net realized gain (loss) from investments
   and derivative transactions                                                           324,911           442,109          457,368
Net unrealized appreciation (depreciation) of investments                             15,704,597        28,877,155       26,191,973
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $265,738,297      $357,774,766     $361,938,561
====================================================================================================================================
Authorized shares:
   Common                                                                            200,000,000       200,000,000      200,000,000
   Preferred                                                                           1,000,000         1,000,000        1,000,000
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
      ASSETS AND LIABILITIES March 31, 2007 (Unaudited) (continued)

                                                                                                           INSURED          INSURED
                                                                                         INSURED          NEW YORK         NEW YORK
                                                                                        NEW YORK          DIVIDEND         TAX-FREE
                                                                                  PREMIUM INCOME         ADVANTAGE        ADVANTAGE
                                                                                           (NNF)             (NKO)            (NRK)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $184,491,208, $178,652,250 and
   $77,864,610, respectively)                                                       $191,986,392      $186,881,873      $80,709,971
Cash                                                                                          --            41,021            7,096
Receivables:
   Interest                                                                            2,661,304         2,563,399          992,300
   Investments sold                                                                    4,056,322            25,352               --
Other assets                                                                              11,083             1,812            8,089
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                   198,715,101       189,513,457       81,717,456
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                           502,611                --               --
Floating rate obligations                                                              6,795,000         7,230,000        2,460,000
Accrued expenses:
   Management fees                                                                       102,711            51,241           21,182
   Other                                                                                  34,874            27,813           15,481
Preferred share dividends payable                                                         26,548            12,371            4,144
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                7,461,744         7,321,425        2,500,807
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                65,000,000        61,000,000       27,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $126,253,357      $121,192,032      $52,216,649
====================================================================================================================================
Common shares outstanding                                                              8,329,215         7,959,488        3,512,848
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                            $      15.16      $      15.23      $     14.86
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                             $     83,292      $     79,595      $    35,128
Paid-in surplus                                                                      118,406,693       112,944,195       49,501,696
Undistributed (Over-distribution of) net investment income                               116,129          (111,617)         (52,354)
Accumulated net realized gain (loss) from investments
   and derivative transactions                                                           152,059            50,236         (113,182)
Net unrealized appreciation (depreciation) of investments                              7,495,184         8,229,623        2,845,361
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $126,253,357      $121,192,032      $52,216,649
====================================================================================================================================
Authorized shares:
   Common                                                                            200,000,000         Unlimited        Unlimited
   Preferred                                                                           1,000,000         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              OPERATIONS Six Months Ended March 31, 2007 (Unaudited)
                                                                                        NEW YORK          NEW YORK         NEW YORK
                                                                              INVESTMENT QUALITY    SELECT QUALITY   QUALITY INCOME
                                                                                           (NQN)             (NVN)            (NUN)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                    $ 9,749,517       $13,188,357      $13,214,508
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                        1,274,981         1,702,444        1,726,782
Preferred shares - auction fees                                                          179,507           240,589          245,576
Preferred shares - dividend disbursing agent fees                                         14,959            14,959           19,946
Shareholders' servicing agent fees and expenses                                           17,150            17,911           17,193
Floating rate obligations interest expense and fees                                      210,957           276,863          280,158
Custodian's fees and expenses                                                             56,876            67,961           59,715
Directors'/Trustees' fees and expenses                                                     4,949             6,198            5,820
Professional fees                                                                         11,851            15,343           12,882
Shareholders' reports - printing and mailing expenses                                     20,039            24,365           24,939
Stock exchange listing fees                                                                4,851             4,851            4,851
Investor relations expense                                                                18,815            24,732           25,218
Portfolio insurance expense                                                                   --               800               --
Other expenses                                                                            15,509            22,253           22,865
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                                                           1,830,444         2,419,269        2,445,945
   Custodian fee credit                                                                   (4,630)           (4,369)         (14,057)
   Expense reimbursement                                                                      --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                           1,825,814         2,414,900        2,431,888
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  7,923,703        10,773,457       10,782,620
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                                336,758           468,469          621,467
Change in net unrealized appreciation (depreciation)
   of investments                                                                     (1,956,926)       (3,163,807)      (3,425,374)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                               (1,620,168)       (2,695,338)      (2,803,907)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                            (2,071,134)       (2,913,596)      (3,108,487)
From accumulated net realized gains                                                     (286,874)         (213,591)        (264,550)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Preferred shareholders                                (2,358,008)       (3,127,187)      (3,373,037)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                                            $ 3,945,527       $ 4,950,932      $ 4,605,676
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                               OPERATIONS Six Months Ended March 31, 2007 (Unaudited) (continued)
                                                                                                           INSURED          INSURED
                                                                                         INSURED          NEW YORK         NEW YORK
                                                                                        NEW YORK          DIVIDEND         TAX-FREE
                                                                                  PREMIUM INCOME         ADVANTAGE        ADVANTAGE
                                                                                           (NNF)             (NKO)            (NRK)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                    $ 4,515,588       $ 4,337,602       $1,821,314
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                          603,720           575,003          251,212
Preferred shares - auction fees                                                           81,028            76,041           33,657
Preferred shares - dividend disbursing agent fees                                          9,973             4,986            4,986
Shareholders' servicing agent fees and expenses                                            5,543               752              417
Floating rate obligations interest expense and fees                                       96,771           102,598           36,278
Custodian's fees and expenses                                                             24,570            32,806           12,081
Directors'/Trustees' fees and expenses                                                     2,074             2,127            1,038
Professional fees                                                                          7,963             7,376            5,785
Shareholders' reports - printing and mailing expenses                                      8,137             9,366            6,361
Stock exchange listing fees                                                                4,851               337              149
Investor relations expense                                                                 8,907             8,405            3,894
Portfolio insurance expense                                                                   --                --               --
Other expenses                                                                            11,106             8,508            5,957
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                                                             864,643           828,305          361,815
   Custodian fee credit                                                                   (4,757)           (7,826)          (4,692)
   Expense reimbursement                                                                      --          (273,585)        (126,700)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                             859,886           546,894          230,423
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   3,655,702         3,790,708        1,590,891
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                                205,761            61,177            5,947
Change in net unrealized appreciation (depreciation)
   of investments                                                                       (962,706)         (738,025)        (212,487)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                                 (756,945)         (676,848)        (206,540)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                              (969,329)         (980,936)        (399,016)
From accumulated net realized gains                                                      (78,002)          (22,551)         (10,487)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Preferred shareholders                                (1,047,331)       (1,003,487)        (409,503)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                                            $ 1,851,426        $2,110,373       $  974,848
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                             NEW YORK                             NEW YORK                         NEW YORK
                                     INVESTMENT QUALITY (NQN)                SELECT QUALITY (NVN)             QUALITY INCOME (NUN)
                                  ----------------------------         -----------------------------      --------------------------
                                   SIX MONTHS                           SIX MONTHS                        SIX MONTHS
                                        ENDED       YEAR ENDED               ENDED        YEAR ENDED           ENDED     YEAR ENDED
                                      3/31/07          9/30/06             3/31/07           9/30/06         3/31/07        9/30/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 7,923,703     $ 15,907,329        $ 10,773,457      $ 21,714,081     $10,782,620   $ 21,664,360
Net realized gain (loss)
   from investments                   336,758        1,505,810             468,469           782,279         621,467        923,472
Change in net unrealized
   appreciation (depreciation)
   of investments                  (1,956,926)      (2,357,937)         (3,163,807)       (2,287,599)     (3,425,374)    (1,988,253)
Distributions to
   Preferred Shareholders:
   From net investment income      (2,071,134)      (2,983,982)         (2,913,596)       (4,842,564)     (3,108,487)    (4,914,770)
   From accumulated net
      realized gains                 (286,874)      (1,531,013)           (213,591)       (1,136,286)       (264,550)    (1,218,931)
Net increase (decrease)
   in net assets applicable
   to Common shares
   from operations                  3,945,527       10,540,207           4,950,932        14,229,911       4,605,676     14,465,878
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (5,933,481)     (13,281,844)         (8,366,538)      (17,869,346)     (8,121,394)   (18,245,845)
From accumulated net
   realized gains                  (1,259,452)      (9,475,383)           (754,478)       (6,350,504)       (950,942)    (6,512,243)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (7,192,933)     (22,757,227)         (9,121,016)      (24,219,850)     (9,072,336)   (24,758,088)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions           --               --                  --                --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from capital share transactions         --               --                  --                --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets applicable
   to Common shares                (3,247,406)     (12,217,020)       (4,170,084)         (9,989,939)     (4,466,660)   (10,292,210)
Net assets applicable to
   Common shares at
   the beginning of period        268,985,703      281,202,723       361,944,850         371,934,789     366,405,221    376,697,431
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period   $265,738,297     $268,985,703      $357,774,766        $361,944,850    $361,938,561   $366,405,221
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                 $    627,481     $    708,393      $    297,353        $    804,030    $    (54,550)  $    392,711
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                          INSURED NEW YORK                   INSURED NEW YORK                   INSURED NEW YORK
                                        PREMIUM INCOME (NNF)             DIVIDEND ADVANTAGE (NKO)           TAX-FREE ADVANTAGE (NRK)
                                  ----------------------------         -----------------------------      --------------------------
                                   SIX MONTHS                           SIX MONTHS                        SIX MONTHS
                                        ENDED       YEAR ENDED               ENDED        YEAR ENDED           ENDED     YEAR ENDED
                                      3/31/07          9/30/06             3/31/07           9/30/06         3/31/07        9/30/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 3,655,702      $ 7,298,685         $ 3,790,708       $ 7,563,621     $ 1,590,891    $ 3,166,870
Net realized gain (loss)
   from investments                   205,761          293,978              61,177            95,249           5,947         89,791
Change in net unrealized
   appreciation (depreciation)
   of investments                    (962,706)        (707,934)           (738,025)         (701,606)       (212,487)      (257,428)
Distributions to
   Preferred Shareholders:
   From net investment income        (969,329)      (1,528,170)           (980,936)       (1,625,107)       (399,016)      (745,283)
   From accumulated net
      realized gains                  (78,002)        (419,333)            (22,551)         (237,461)        (10,487)       (12,658)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                  1,851,426        4,937,226           2,110,373         5,094,696         974,848      2,241,292
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (2,848,696)      (6,067,834)         (2,936,573)       (6,203,208)     (1,148,703)    (2,409,814)
From accumulated net realized gains  (295,581)      (2,743,643)            (83,553)       (1,482,563)        (34,075)       (89,226)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (3,144,277)      (8,811,477)         (3,020,126)       (7,685,771)     (1,182,778)    (2,499,040)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions           --               --              23,869                --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from capital share transactions         --               --              23,869                --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares     (1,292,851)      (3,874,251)           (885,884)       (2,591,075)       (207,930)      (257,748)
Net assets applicable to Common
   shares at the beginning
   of period                      127,546,208      131,420,459         122,077,916       124,668,991      52,424,579     52,682,327
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period   $126,253,357     $127,546,208        $121,192,032      $122,077,916     $52,216,649    $52,424,579
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                 $    116,129     $    278,452        $   (111,617)     $     15,184     $   (52,354)   $   (95,526)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen New York Investment Quality Municipal Fund, Inc. (NQN), Nuveen New York Select Quality Municipal Fund, Inc.
(NVN), Nuveen New York Quality Income Municipal Fund, Inc. (NUN), Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF), Nuveen Insured New York Dividend Advantage Municipal Fund (NKO) and Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK). All of the Funds' Common shares trade on the New York Stock Exchange, with the exception of Insured New York Dividend Advantage's
(NKO) Common shares and Insured New York Tax-Free Advantage's (NRK) Common shares, which trade on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes, and in the case of Insured New York Tax-Free Advantage (NRK) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of New York or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. If the pricing service is unable to supply a price for a municipal bond or forward swap contract, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At March 31, 2007, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, and in the case of Insured New York Tax-Free Advantage (NRK) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                                         INSURED      INSURED     INSURED
                                  NEW YORK     NEW YORK    NEW YORK     NEW YORK     NEW YORK    NEW YORK
                                INVESTMENT       SELECT     QUALITY      PREMIUM     DIVIDEND    TAX-FREE
                                   QUALITY      QUALITY      INCOME       INCOME    ADVANTAGE   ADVANTAGE
                                      (NQN)        (NVN)       (NUN)        (NNF)        (NKO)       (NRK)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                            960           --       2,200        1,320           --          --
   Series T                          2,400        1,720          --        1,280           --          --
   Series W                             --        2,400       2,200           --           --          --
   Series TH                            --        3,600       2,400           --        2,440       1,080
   Series F                          2,400           --       1,080           --           --          --
---------------------------------------------------------------------------------------------------------
Total                                5,760        7,720       7,880        2,600        2,440       1,080
=========================================================================================================

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Floating rate obligations interest expense and fees" in the Statement of Operations.

During the six months ended March 31, 2007, each Fund invested in externally deposited inverse floaters and/or self-deposited inverse floaters.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended March 31, 2007, were as follows:

                                                                         INSURED      INSURED     INSURED
                                  NEW YORK     NEW YORK    NEW YORK     NEW YORK     NEW YORK    NEW YORK
                                INVESTMENT       SELECT     QUALITY      PREMIUM     DIVIDEND    TAX-FREE
                                   QUALITY      QUALITY      INCOME       INCOME    ADVANTAGE   ADVANTAGE
                                      (NQN)        (NVN)       (NUN)        (NNF)        (NKO)       (NRK)
---------------------------------------------------------------------------------------------------------
Average floating
   rate obligations            $11,093,681  $14,557,857  $14,730,934  $5,088,544   $5,393,791  $1,906,703
Average annual interest
   rate and fees                     3.81%        3.81%        3.81%       3.81%        3.81%       3.82%
=========================================================================================================

Insurance

New York Investment Quality (NQN), New York Select Quality (NVN), New York Quality Income (NUN) and Insured New York Premium Income (NNF) invest only in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured New York Dividend Advantage (NKO) and Insured New York Tax-Free Advantage (NRK) invest at least 80% of their net assets (including net assets attributable to Preferred shares) in municipal securities that are covered by insurance. Each Fund may also invest up to 20% of its net assets (including net assets attributable to Preferred shares) in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen").

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Forward Swap Transactions

The Funds are authorized to invest in certain derivative financial instruments. Each Fund's use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount. Although the Funds are authorized to invest in such instruments, and have done so in the past, they did not invest in any such instruments during the six months ended March 31, 2007.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, their Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                  NEW YORK                    NEW YORK                   NEW YORK
                          INVESTMENT QUALITY (NQN)      SELECT QUALITY (NVN)       QUALITY INCOME (NUN)
                         -------------------------    ------------------------   ------------------------
                         SIX MONTHS                   SIX MONTHS                 SIX MONTHS
                              ENDED    YEAR ENDED          ENDED    YEAR ENDED        ENDED    YEAR ENDED
                            3/31/07       9/30/06        3/31/07       9/30/06      3/31/07       9/30/06
---------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due
   to reinvestment
   of distributions              --            --             --            --           --            --
=========================================================================================================
                              INSURED NEW YORK            INSURED NEW YORK           INSURED NEW YORK
                            PREMIUM INCOME (NNF)      DIVIDEND ADVANTAGE (NKO)   TAX-FREE ADVANTAGE (NRK)
                         -------------------------    ------------------------   ------------------------
                           SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                ENDED  YEAR ENDED          ENDED    YEAR ENDED        ENDED YEAR ENDED
                              3/31/07     9/30/06        3/31/07       9/30/06      3/31/07    9/30/06
---------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due
   to reinvestment
   of distributions              --            --          1,554            --           --            --
=========================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments) during the six months ended March 31, 2007, were as follows:

                                                                            INSURED      INSURED     INSURED
                                  NEW YORK      NEW YORK      NEW YORK     NEW YORK     NEW YORK    NEW YORK
                                INVESTMENT        SELECT       QUALITY      PREMIUM     DIVIDEND    TAX-FREE
                                   QUALITY       QUALITY        INCOME       INCOME    ADVANTAGE   ADVANTAGE
                                      (NQN)         (NVN)         (NUN)        (NNF)        (NKO)       (NRK)
-------------------------------------------------------------------------------------------------------------
Purchases                      $27,619,468   $37,481,680   $38,021,616  $12,681,554  $13,096,418  $3,965,053
Sales and maturities            13,859,995    20,258,545    33,523,147   10,276,096    5,275,770   1,883,619
=============================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



At March 31, 2007, the cost of investments was as follows:

                                          NEW YORK       NEW YORK      NEW YORK
                                        INVESTMENT         SELECT       QUALITY
                                           QUALITY        QUALITY        INCOME
                                              (NQN)          (NVN)         (NUN)
--------------------------------------------------------------------------------
Cost of investments                   $388,922,237   $515,079,983  $513,202,894
================================================================================

                                           INSURED        INSURED       INSURED
                                          NEW YORK       NEW YORK      NEW YORK
                                           PREMIUM       DIVIDEND      TAX-FREE
                                            INCOME      ADVANTAGE     ADVANTAGE
                                              (NNF)          (NKO)         (NRK)
--------------------------------------------------------------------------------
Cost of investments                   $177,636,745   $171,357,585   $75,523,224
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

                                          NEW YORK       NEW YORK      NEW YORK
                                        INVESTMENT         SELECT       QUALITY
                                           QUALITY        QUALITY        INCOME
                                              (NQN)          (NVN)         (NUN)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                        $16,252,612    $29,308,893   $26,636,026
   Depreciation                           (304,616)      (301,490)     (312,743)
--------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments       $15,947,996    $29,007,403   $26,323,283
================================================================================

                                           INSURED        INSURED       INSURED
                                          NEW YORK       NEW YORK      NEW YORK
                                           PREMIUM       DIVIDEND      TAX-FREE
                                            INCOME      ADVANTAGE     ADVANTAGE
                                              (NNF)          (NKO)         (NRK)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                         $7,687,941     $8,425,485    $2,875,002
   Depreciation                           (133,936)      (130,947)     (148,256)
--------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments        $7,554,005     $8,294,538    $2,726,746
================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at September 30, 2006, the Funds' last tax year end, were as follows:

                                                                            INSURED      INSURED     INSURED
                                  NEW YORK      NEW YORK      NEW YORK     NEW YORK     NEW YORK    NEW YORK
                                INVESTMENT        SELECT       QUALITY      PREMIUM     DIVIDEND    TAX-FREE
                                   QUALITY       QUALITY        INCOME       INCOME    ADVANTAGE   ADVANTAGE
                                      (NQN)         (NVN)         (NUN)        (NNF)        (NKO)       (NRK)
-------------------------------------------------------------------------------------------------------------
Undistributed net
   tax-exempt income *          $1,486,801    $2,127,474    $1,671,486     $728,205     $459,741    $101,272
Undistributed net
   ordinary income **               39,794           220        22,007          133           --          --
Undistributed net
   long-term capital gains       1,534,546       941,709     1,060,604      319,882       95,163      44,282
=============================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on September 1, 2006, paid on October 2, 2006.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended September 30, 2006, was designated for purposes of the dividends paid deduction as follows:

                                                                            INSURED      INSURED     INSURED
                                  NEW YORK      NEW YORK      NEW YORK     NEW YORK     NEW YORK    NEW YORK
                                INVESTMENT        SELECT       QUALITY      PREMIUM     DIVIDEND    TAX-FREE
                                   QUALITY       QUALITY        INCOME       INCOME    ADVANTAGE   ADVANTAGE
                                      (NQN)         (NVN)         (NUN)        (NNF)        (NKO)       (NRK)
-------------------------------------------------------------------------------------------------------------
Distributions from
   net tax-exempt income       $16,493,057   $22,926,465   $23,334,752   $7,663,027   $7,871,436  $3,163,396
Distributions from
   net ordinary income **               --            --        31,444           --        4,227          --
Distributions from
   net long-term
   capital gains                11,006,407     7,486,790     7,731,174    3,162,976    1,716,383     104,088
=============================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                               NEW YORK INVESTMENT QUALITY (NQN)
                                                   NEW YORK SELECT QUALITY (NVN)
AVERAGE DAILY NET ASSETS                           NEW YORK QUALITY INCOME (NUN)
(INCLUDING NET ASSETS                      INSURED NEW YORK PREMIUM INCOME (NNF)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

AVERAGE DAILY NET ASSETS               INSURED NEW YORK DIVIDEND ADVANTAGE (NKO)
(INCLUDING NET ASSETS                  INSURED NEW YORK TAX-FREE ADVANTAGE (NRK)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of March 31, 2007, the complex-level fee rate was .1834%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion(2)                                    .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of Insured New York Dividend Advantage's (NKO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
MARCH 31,                                     MARCH 31,
--------------------------------------------------------------------------------
2002*                      .30%               2008                          .25%
2003                       .30                2009                          .20
2004                       .30                2010                          .15
2005                       .30                2011                          .10
2006                       .30                2012                          .05
2007                       .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured New York Dividend Advantage
(NKO) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Insured New York Tax-Free Advantage's (NRK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
NOVEMBER 30,                                  NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                      .32%               2007                          .32%
2003                       .32                2008                          .24
2004                       .32                2009                          .16
2005                       .32                2010                          .08
2006                       .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured New York Tax-Free Advantage
(NRK) for any portion of its fees and expenses beyond November 30, 2010.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds must begin to incorporate FIN 48 into their NAV calculations by September 28, 2007. At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. SUBSEQUENT EVENT

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on May 1, 2007, to shareholders of record on April 15, 2007, as follows:

                                                                            INSURED      INSURED     INSURED
                                  NEW YORK      NEW YORK      NEW YORK     NEW YORK     NEW YORK    NEW YORK
                                INVESTMENT        SELECT       QUALITY      PREMIUM     DIVIDEND    TAX-FREE
                                   QUALITY       QUALITY        INCOME       INCOME    ADVANTAGE   ADVANTAGE
                                      (NQN)         (NVN)         (NUN)        (NNF)        (NKO)       (NRK)
-------------------------------------------------------------------------------------------------------------
Dividend per share                  $.0555        $.0595        $.0540       $.0570       $.0615      $.0545
=============================================================================================================

Financial
       HIGHLIGHTS (Unaudited)

                        Financial
                           HIGHLIGHTS (Unaudited)

          Selected data for a Common share outstanding throughout each period:

                                                      Investment Operations                               Less Distributions
                               ------------------------------------------------------------------- ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders       Total
====================================================================================================================================
NEW YORK INVESTMENT QUALITY (NQN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)               $15.18        $ .45      $ (.09)          $(.12)           $(.02)    $ .22        $(.33)     $(.07)     $(.40)
2006                   15.87          .90        (.05)           (.17)            (.09)      .59         (.75)      (.53)     (1.28)
2005                   16.46          .95        (.19)           (.13)            (.01)      .62         (.94)      (.27)     (1.21)
2004                   16.80         1.02         .12            (.05)            (.03)     1.06         (.99)      (.41)     (1.40)
2003                   16.92         1.07        (.07)           (.07)            (.01)      .92         (.95)      (.09)     (1.04)
2002                   15.67         1.09        1.20            (.10)            (.01)     2.18         (.88)      (.05)      (.93)

NEW YORK SELECT QUALITY (NVN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)                15.44          .46        (.11)           (.12)            (.01)      .22         (.36)      (.03)      (.39)
2006                   15.87          .93        (.07)           (.21)            (.05)      .60         (.76)      (.27)     (1.03)
2005                   16.18          .97        (.09)           (.14)            (.01)      .73         (.91)      (.13)     (1.04)
2004                   16.28         1.01         .19            (.06)            (.02)     1.12         (.95)      (.27)     (1.22)
2003                   16.48         1.05        (.09)           (.07)            (.01)      .88         (.94)      (.14)     (1.08)
2002                   15.41         1.09        1.13            (.09)            (.04)     2.09         (.89)      (.13)     (1.02)

NEW YORK QUALITY INCOME (NUN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)                15.21          .45        (.11)           (.13)            (.01)      .20         (.34)      (.04)      (.38)
2006                   15.64          .90        (.05)           (.20)            (.05)      .60         (.76)      (.27)     (1.03)
2005                   15.90          .93        (.07)           (.14)            (.01)      .71         (.88)      (.09)      (.97)
2004                   16.09          .98         .09            (.06)            (.02)      .99         (.92)      (.26)     (1.18)
2003                   16.37         1.01        (.11)           (.06)            (.02)      .82         (.91)      (.19)     (1.10)
2002                   15.20         1.07        1.10            (.11)              --      2.06         (.88)      (.01)      (.89)
====================================================================================================================================
                                                                      Total Returns
                                                                 ----------------------
                                                                                Based
                            Offering                                               on
                           Costs and      Ending                               Common
                           Preferred      Common                  Based         Share
                               Share       Share      Ending         on           Net
                        Underwriting   Net Asset      Market     Market         Asset
                           Discounts       Value       Value      Value**       Value**
=======================================================================================
NEW YORK INVESTMENT
QUALITY (NQN)
---------------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)                         $ --      $15.00      $14.21       4.53%         1.49%
2006                              --       15.18       13.99       2.39          4.03
2005                              --       15.87       14.94       4.08          3.90
2004                              --       16.46       15.52      10.21          6.61
2003                              --       16.80       15.38       3.63          5.68
2002                              --       16.92       15.86      14.54         14.52

NEW YORK SELECT
QUALITY (NVN)
---------------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)                           --       15.27       14.84       6.27          1.36
2006                              --       15.44       14.34       4.53          4.10
2005                              --       15.87       14.74       4.93          4.64
2004                              --       16.18       15.04       6.96          7.27
2003                              --       16.28       15.22       4.57          5.63
2002                              --       16.48       15.62      15.35         14.27

NEW YORK QUALITY
INCOME (NUN)
---------------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)                           --       15.03       14.36       4.51          1.30
2006                              --       15.21       14.11       4.27          4.06
2005                              --       15.64       14.53       5.52          4.56
2004                              --       15.90       14.70       6.77          6.41
2003                              --       16.09       14.89       4.37          5.32
2002                              --       16.37       15.35      13.79         14.14
=======================================================================================
                                                                  Ratios/Supplemental Data
                  ------------------------------------------------------------------------------------------------------------------
                                       Ratios to Average Net Assets                 Ratios to Average Net Assets
                                       Applicable to Common Shares                   Applicable to Common Shares
                                      Before Credit/Reimbursement                   After Credit/Reimbursement***
                                --------------------------------------------  -------------------------------------------
                       Ending
                          Net
                       Assets
                   Applicable    Expenses        Expenses              Net     Expenses        Expenses             Net   Portfolio
                    to Common   Including       Excluding       Investment    Including       Excluding      Investment    Turnover
                  Shares (000)   Interest++(a)   Interest++(a)      Income++   Interest++(a)   Interest++(a)     Income++      Rate
====================================================================================================================================
NEW YORK
INVESTMENT
QUALITY (NQN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)              $265,738        1.37%*          1.21%*           5.93%*       1.37%*          1.21%*          5.93%*         3%
2006                  268,986        1.22            1.22             5.92         1.21            1.21            5.94          16
2005                  281,203        1.19            1.19             5.88         1.18            1.18            5.89          30
2004                  291,660        1.18            1.18             6.26         1.18            1.18            6.26          11
2003                  297,312        1.19            1.19             6.42         1.18            1.18            6.42          19
2002                  299,475        1.22            1.22             6.90         1.21            1.21            6.92           9

NEW YORK
SELECT
QUALITY (NVN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)               357,775        1.35*           1.19*            5.99*        1.34*           1.19*           5.99*          4
2006                  361,945        1.20            1.20             6.03         1.18            1.18            6.05          15
2005                  371,935        1.18            1.18             6.03         1.18            1.18            6.04          17
2004                  379,117        1.19            1.19             6.31         1.19            1.19            6.32           8
2003                  381,274        1.19            1.19             6.49         1.18            1.18            6.50          16
2002                  386,011        1.23            1.23             7.06         1.22            1.22            7.07          15

NEW YORK
QUALITY
INCOME (NUN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)               361,939        1.34*           1.19*            5.92*        1.34*           1.18*           5.93*          6
2006                  366,405        1.21            1.21             5.95         1.20            1.20            5.96          14
2005                  376,697        1.19            1.19             5.86         1.18            1.18            5.86          17
2004                  383,012        1.19            1.19             6.21         1.19            1.19            6.21          10
2003                  387,439        1.20            1.20             6.31         1.19            1.19            6.32          14
2002                  394,330        1.24            1.24             7.02         1.23            1.23            7.03          32
====================================================================================================================================

                                                       Floating Rate Obligations
                Preferred Shares at End of Period           at End of Period
              --------------------------------------   -------------------------
                Aggregate   Liquidation                  Aggregate
                   Amount    and Market        Asset        Amount         Asset
              Outstanding         Value     Coverage   Outstanding      Coverage
                    (000)     Per Share    Per Share          (000)   Per $1,000
================================================================================
NEW YORK INVESTMENT QUALITY (NQN)
--------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)          $144,000       $25,000       $71,135      $14,900       $28,499
2006              144,000        25,000        71,699           --            --
2005              144,000        25,000        73,820           --            --
2004              144,000        25,000        75,635           --            --
2003              144,000        25,000        76,617           --            --
2002              144,000        25,000        76,992           --            --

NEW YORK SELECT QUALITY (NVN)
--------------------------------------------------------------------------------

Year Ended 9/30:
2007(b)           193,000        25,000        71,344       19,400        29,390
2006              193,000        25,000        71,884           --            --
2005              193,000        25,000        73,178           --            --
2004              193,000        25,000        74,108           --            --
2003              193,000        25,000        74,388           --            --
2002              193,000        25,000        75,001           --            --

NEW YORK QUALITY INCOME (NUN)
--------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)           197,000        25,000        70,931       19,610        29,503
2006              197,000        25,000        71,498           --            --
2005              197,000        25,000        72,804           --            --
2004              197,000        25,000        73,606           --            --
2003              197,000        25,000        74,167           --            --
2002              197,000        25,000        75,042           --            --
================================================================================
*    Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended March 31, 2007.

                                 See accompanying notes to financial statements.


                                  72-73 spread

          Selected data for a Common share outstanding throughout each period:

                                                      Investment Operations                               Less Distributions
                               ------------------------------------------------------------------- ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders      Total
====================================================================================================================================
INSURED NEW YORK
PREMIUM INCOME (NNF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2007(d)               $15.31        $ .44      $ (.08)          $(.12)           $(.01)    $ .23        $(.34)     $(.04)    $ (.38)
2006                   15.78          .88        (.06)           (.18)            (.05)      .59         (.73)      (.33)     (1.06)
2005                   16.14          .91        (.08)           (.12)            (.01)      .70         (.88)      (.18)     (1.06)
2004                   16.07          .97         .08            (.06)              --       .99         (.92)        --       (.92)
2003                   16.17         1.02        (.13)           (.07)              --       .82         (.92)        --       (.92)
2002                   15.26         1.06         .83            (.10)              --      1.79         (.88)        --       (.88)

INSURED NEW YORK
DIVIDEND ADVANTAGE (NKO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2007(d)                15.34          .48        (.09)           (.12)              --****   .27         (.37)      (.01)      (.38)
2006                   15.67          .95        (.08)           (.20)            (.03)      .64         (.78)      (.19)      (.97)
2005                   15.69          .98         .12            (.13)            (.01)      .96         (.86)      (.12)      (.98)
2004                   15.44          .98         .35            (.06)            (.01)     1.26         (.89)      (.12)     (1.01)
2003                   15.82         1.00        (.32)           (.08)            (.01)      .59         (.89)      (.08)      (.97)
2002(b)                14.33          .41        1.62            (.04)              --      1.99         (.37)        --       (.37)

INSURED NEW YORK
TAX-FREE ADVANTAGE (NRK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2007(d)                14.92          .45        (.06)           (.11)              --****   .28         (.33)      (.01)      (.34)
2006                   15.00          .90        (.05)           (.21)              --****   .64         (.69)      (.03)      (.72)
2005                   14.75          .90         .25            (.13)              --      1.02         (.77)        --       (.77)
2004                   14.42          .92         .35            (.07)              --      1.20         (.87)        --       (.87)
2003(c)                14.33          .68         .34            (.05)              --       .97         (.65)        --       (.65)
====================================================================================================================================
                                                                 Total Returns
                                                              ----------------------
                                                                             Based
                         Offering                                               on
                        Costs and      Ending                               Common
                        Preferred      Common                  Based         Share
                            Share       Share      Ending         on           Net
                     Underwriting   Net Asset      Market     Market         Asset
                        Discounts       Value       Value      Value**       Value**
====================================================================================
INSURED NEW YORK
PREMIUM INCOME
(NNF)
------------------------------------------------------------------------------------
Year Ended 9/30:
2007(d)                      $ --      $15.16      $14.58       4.97%         1.49%
2006                           --       15.31       14.26       3.30          3.96
2005                           --       15.78       14.86       4.64          4.50
2004                           --       16.14       15.23       7.14          6.40
2003                           --       16.07       15.10        .56          5.26
2002                           --       16.17       15.94      15.88         12.21

INSURED NEW YORK
DIVIDEND ADVANTAGE
(NKO)
------------------------------------------------------------------------------------
Year Ended 9/30:
2007(d)                        --       15.23       15.49       6.97          1.76
2006                           --       15.34       14.85       7.92          4.29
2005                           --       15.67       14.68       9.28          6.23
2004                           --       15.69       14.35       7.55          8.48
2003                           --       15.44       14.30       (.77)         4.01
2002(b)                      (.13)      15.82       15.39       5.16         13.18

INSURED NEW YORK
TAX-FREE ADVANTAGE
(NRK)
------------------------------------------------------------------------------------
Year Ended 9/30:
2007(d)                        --       14.86       14.94       8.60          1.86
2006                           --       14.92       14.08       5.79          4.38
2005                           --       15.00       14.02       8.65          7.05
2004                           --       14.75       13.64       5.83          8.58
2003(c)                      (.23)      14.42       13.71      (4.40)         5.29
====================================================================================
                                                                  Ratios/Supplemental Data
                  ------------------------------------------------------------------------------------------------------------------
                                       Ratios to Average Net Assets                 Ratios to Average Net Assets
                                       Applicable to Common Shares                   Applicable to Common Shares
                                      Before Credit/Reimbursement                   After Credit/Reimbursement***
                                --------------------------------------------  -------------------------------------------

                       Ending
                          Net
                       Assets
                   Applicable    Expenses        Expenses              Net     Expenses        Expenses             Net   Portfolio
                    to Common   Including       Excluding       Investment    Including       Excluding      Investment    Turnover
                  Shares (000)   Interest++(a)   Interest++(a)      Income++   Interest++(a)   Interest++(a)     Income++      Rate
====================================================================================================================================
INSURED NEW YORK
PREMIUM INCOME
(NNF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2007(d)              $126,253        1.36%*          1.21%*           5.76%*       1.36%*          1.20%*          5.77%*         5%
2006                  127,546        1.22            1.22             5.75         1.21            1.21            5.77          14
2005                  131,420        1.20            1.20             5.71         1.20            1.20            5.71          22
2004                  134,434        1.21            1.21             6.11         1.20            1.20            6.11          16
2003                  133,735        1.21            1.21             6.38         1.21            1.21            6.38          21
2002                  134,574        1.25            1.25             6.92         1.24            1.24            6.92          17

INSURED NEW YORK
DIVIDEND ADVANTAGE
(NKO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2007(d)               121,192        1.36*           1.19*            5.77*         .90*            .73*           6.24*          3
2006                  122,078        1.20            1.20             5.79          .73             .73            6.26          11
2005                  124,669        1.18            1.18             5.75          .72             .72            6.21          12
2004                  124,860        1.20            1.20             5.91          .74             .74            6.37           9
2003                  122,901        1.20            1.20             6.07          .74             .74            6.53          15
2002(b)               125,893        1.15*           1.15*            5.07*         .65*            .65*           5.57*         29

INSURED NEW YORK
TAX-FREE ADVANTAGE
(NRK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2007(d)                52,217        1.38*           1.25*            5.59*         .88*            .74*           6.09*          2
2006                   52,425        1.27            1.27             5.62          .77             .77            6.13           8
2005                   52,682        1.25            1.25             5.53          .76             .76            6.01           7
2004                   51,818        1.26            1.26             5.85          .76             .76            6.35          16
2003(c)                50,645        1.19*           1.19*            5.10*         .70*            .70*           5.59*          5
====================================================================================================================================

                                                       Floating Rate Obligations
                Preferred Shares at End of Period           at End of Period
              --------------------------------------   -------------------------
                Aggregate   Liquidation                  Aggregate
                   Amount    and Market        Asset        Amount         Asset
              Outstanding         Value     Coverage   Outstanding      Coverage
                    (000)     Per Share    Per Share          (000)   Per $1,000
================================================================================
INSURED NEW YORK PREMIUM INCOME (NNF)
--------------------------------------------------------------------------------
Year Ended 9/30:
2007(d)           $65,000       $25,000      $73,559        $6,795       $29,146
2006               65,000        25,000       74,056            --            --
2005               65,000        25,000       75,546            --            --
2004               65,000        25,000       76,705            --            --
2003               65,000        25,000       76,436            --            --
2002               65,000        25,000       76,759            --            --

INSURED NEW YORK DIVIDEND ADVANTAGE (NKO)
--------------------------------------------------------------------------------
Year Ended 9/30:
2007(d)            61,000        25,000       74,669         7,230        26,199
2006               61,000        25,000       75,032            --            --
2005               61,000        25,000       76,094            --            --
2004               61,000        25,000       76,172            --            --
2003               61,000        25,000       75,369            --            --
2002(b)            61,000        25,000       76,596            --            --

INSURED NEW YORK TAX-FREE ADVANTAGE (NRK)
--------------------------------------------------------------------------------
Year Ended 9/30:
2007(d)            27,000        25,000       73,349         2,460        33,202
2006               27,000        25,000       73,541            --            --
2005               27,000        25,000       73,780            --            --
2004               27,000        25,000       72,979            --            --
2003(c)            27,000        25,000       71,894            --            --
================================================================================
*    Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

**** Per Share Distributions from Capital Gain to Preferred Shareholders rounds to less than $.01 per share.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b) For the period March 25, 2002 (commencement of operations) through September 30, 2002.

(c) For the period November 21, 2002 (commencement of operations) through September 30, 2003.

(d)  For the six months ended March 31, 2007.


                                 See accompanying notes to financial statements.

                                  74-75 spread

Reinvest Automatically
       EASILY AND CONVENIENTLY


Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
       TERMS USED IN THIS REPORT


AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

Other Useful
      INFORMATION


QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

For Funds listed on the New York Stock Exchange, each Fund's Chief Executive Officer has submitted to the Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

INVESTMENT POLICY CHANGE

In February 2007, the Funds' Board of Directors/Trustees voted to remove investment policy restrictions that limited the territorial bond holdings of the Funds to a maximum of 10 percent of net assets. This change will give the Funds' portfolio manager greater flexibility to achieve its investment objectives.



BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carol E. Stone
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL



Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing $166 billion in assets, as of March 31, 2007, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on "blue-chip" growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


                                o Share prices
           Learn more           o Fund details
about Nuveen Funds at           o Daily financial news
   WWW.NUVEEN.COM/CEF           o Investor education
                                o Interactive planning tools

Logo: NUVEEN Investments

                                                                     ESA-B-0307D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Insured New York Premium Income Municipal Fund, Inc.
            ------------------------------------------------------------

By (Signature and Title)* /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          Vice President and Secretary

Date: June 8, 2007
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: June 8, 2007
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: June 8, 2007
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.